                                                    Registration Nos. 333-108724
                                                                       811-04865

     As filed with the Securities and Exchange Commission on April 29, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.   [_]        [_]

     Post-Effective Amendment No.  [1]        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.                 [53]       [X]


                              VARIABLE ACCOUNT A OF
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           (Exact Name of Registrant)

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                 80 Pine Street
                               New York, NY 10005
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
                Depositor's Telephone Number, including Area Code

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

     It is proposed that the filing will become effective (check appropriate box)

     [_]  immediately upon filing pursuant to paragraph (b)
     [X]  on May 3, 2004 pursuant to paragraph (b)
     [_]  60 days after filing pursuant to paragraph (a)(1)
     [_]  on (date) pursuant to paragraph (a)(1)

     If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Account A of American International Life Assurance Company of New York under variable annuity contracts.

                                             Vanguard(R) Lifetime Income Program

                                   prospectus
                             [GRAPHIC APPEARS HERE]

                    Group Immediate Variable Annuity Contract
                                   Prospectus
                                   May 3, 2004

                      Issued By American International Life
                          Assurance Company Of New York
                         Through Its Variable Account A

This prospectus describes information you should know before you purchase a Group Immediate Variable Annuity (the "Group IVA"). On page 2 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 7.

The Group IVA is a single premium immediate variable annuity Contract (the "Contract" or "Contracts") between you and American International Life Assurance Company of New York ("Al Life") where you agree to make one Premium Payment to Al Life and Al Life agrees to make a stream of Income (annuity) Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals within groups. It is immediate because we start making Income Payments within 12 months from the Contract Date.

The description of the Contract in this prospectus is fully applicable to your certificate and the word "Contract" includes any such certificate.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract is available as a qualified Contract, such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans, and as a non-qualified Contract funded with money from any source.

The Contract has 25 investment options to which you can allocate your money--24 variable investment options and one fixed investment option. If your Contract is a tax-deferred non-qualified annuity that is not part of your retirement plan, those variable investment options that are invested in Mutual Funds available to the public outside of annuity Contracts, life insurance Contracts, or certain employer-sponsored retirement plans (Vanguard Public Mutual Funds), will not be available for you to allocate your money within your Contract. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic annuity payments will change depending on the investment performance of the funds you select. You bear the investment risk. Currently, the variable investment options are funds of:

..  Vanguard(R) Variable Insurance Fund ("Vanguard VIF Portfolios")

..  Vanguard Public Mutual Funds ("Vanguard Funds")

See "Investment Options" on page 8 for a complete list of the variable investment options. You should be sure you also read the prospectuses of the Funds underlying the variable investment options you may be interested in. You can request free copies of any or all of the Funds' prospectuses by contacting us as set out on page 7. This prospectus must be accompanied by the current prospectuses for the Funds listed above.

In addition, the Securities and Exchange Commission ("SEC") maintains a website at http:www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Table of Contents

2    Definitions

3    Summary of the Contract

7    Fee Tables

8    Condensed Financial Information

8    Investment Options

14   Expenses

15   The Contract

22   Annuity Payments

26   Access to Your Money

27   Death Benefit

28   Performance

29   Taxes

34   Other Information

36   Financial Statements

37   Appendix A

37   Appendix B

42   Table of Contents of the Statement of Additional Information

2

Definitions

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Annuitant

The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the Contract, but in some circumstances the owner may not be the Annuitant. In addition, certain annuity options under the Contract permit a Joint Annuitant.

Annuity Payment Option

The method in which you choose to receive your stream of annuity payment(s).

Annuity Unit

An accounting unit of measure used to calculate annuity payments after the Contract Date.

Assumed Investment Return

The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.

Company

American International Life Assurance Company of New York, 600 King Street
(DPEN), Wilmington, Delaware 19801.

Contract Anniversary

An anniversary of the date we issued your Contract.

Contract Date

The date your Contract is issued and becomes effective.

Contract Year

Each twelve-month period beginning on the Contract Date.

Income Change Date

The date on which the amount of your next variable annuity payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable annuity payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date

The date on which annuity payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that annuity payments begin for an indefinite period of time.)

Non-Qualified Contract

An annuity purchased with dollars already subject to taxation.

Premium Payment

Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us.

Premium Tax

A tax charged by a state or municipality on Premium Payments.

Qualified Contract

An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period

Time period immediately following the Issue Date, when you may return your Contract to the Company.

Valuation Date (Also called a "business day")

Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which usually is 4:00 p.m. Eastern Time.

Valuation Period

The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

Summary of the Contract

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semi-annual, or annual basis.

     The Contract is intended for people who want to receive a stream of income payments, generally for retirement but also for other long-term purposes.

4

Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 Plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $20,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 85, but reserve the right to increase or decrease that age.

The Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our Variable Account to provide a variable annuity. Our Variable Account is divided into subaccounts, 24 of which are offered under the Contract. Each of the 24 subaccounts invest exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio. The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

     The Vanguard Funds are only available if your Contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified Contracts. You can allocate your Premium Payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Funds' prospectuses:

Vanguard Funds (and their investment advisors)

Managed by Vanguard's Fixed Income Group
   Vanguard(R) Inflation-Protected Securities Fund

Managed by Wellington Management Company, LLP
   Vanguard(R) Dividend Growth Fund
   Vanguard(R) GNMA Fund
   Vanguard(R) Health Care Fund

Also included in the Vanguard Funds are the:

   Vanguard(R) LifeStrategy(R) Conservative Growth Fund
   Vanguard(R) LifeStrategy(R) Growth Fund
   Vanguard(R) LifeStrategy(R) Income Fund
   Vanguard(R) LifeStrategy(R) Moderate Growth Fund
   Vanguard(R) Total International Stock Index Fund

   These Funds receive advisory services indirectly, by investing in other Vanguard funds.

Vanguard VIF Portfolios (and their investment advisors)

Managed by Vanguard's Fixed Income Group
   Vanguard VIF Money Market Portfolio
   Vanguard VIF Short Term Corporate Portfolio
   Vanguard VIF Total Bond Market Index Portfolio

Managed by Barrow, Hanley, Mewhinney & Strauss, Inc.
   Vanguard VIF Diversified Value Portfolio

Managed by Vanguard's Quantitative Equity Group
   Vanguard VIF Equity Index Portfolio
   Vanguard VIF Mid-Cap Index Portfolio
   Vanguard VIF REIT Index Portfolio

Managed by Alliance Capital Management L.P.
   Vanguard VIF Growth Portfolio

Managed by Wellington Management Company, LLP
   Vanguard VIF Balanced Portfolio
   Vanguard VIF High Yield Bond Portfolio

Managed by Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC
   Vanguard VIF Small Company Growth Portfolio

Managed by Wellington Management Company, LLP and Vanguard's Quantitative Equity Group
   Vanguard VIF Equity Income Portfolio

Managed by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd
   Vanguard VIF International Portfolio

Managed by PRIMECAP Management Company
   Vanguard VIF Capital Growth Portfolio

Also included in Vanguard VIF Portfolio is:
   Vanguard VIF Total Stock Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in other Vanguard funds and Vanguard VIF Portfolios.

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Each Vanguard Fund's board of trustees and each Vanguard VIF Portfolio's board of trustees may, without prior approval from Contract owners, change the terms of an advisory agreement or hire a new investment advisor--either as a replacement for an existing advisor or as an additional advisor. Any significant change in a Vanguard Fund's or Vanguard VIF Portfolio's advisory arrangements will be communicated to Contract owners in writing. In addition, as each Vanguard Fund's and each Vanguard VIF Portfolio's overall manager, The Vanguard Group may provide investment advisory services to Vanguard Fund or Vanguard VIF Portfolio, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing investment advisory agreement be revised.

     Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, a variable annuity payment. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

     You can also allocate all or part of your Premium Payment to the general account and elect a fixed annuity payment. Under this option, the periodic amount you receive will not change once it is established. Each new allocation from the Variable Account A to the general account will establish a new periodic payment amount for that allocation.

Expenses

The company does not deduct a sales load from your Premium Payment, but does deduct the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 0.52% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. Certain states assess a premium tax charge for Premium Payments made under the Contract. If applicable, the premium tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the funds are paid by the funds and are reflected in the net asset values of the funds' shares.

Right to Examine

You may cancel your Contract within ten days after receiving it. We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Return" further on in this prospectus.

Partial Withdrawal Rights

If you choose an annuity payment option with a Guaranteed Number of Years, you will have the right to make a partial withdrawal from your Contract subject to certain provisions. See "Partial Withdrawal Rights with Variable Payments for a Guaranteed Number of Years" further on in this prospectus.

Cancellation Rights

You have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

INQUIRIES AND CONTRACT OWNER AND ANNUITANT INFORMATION

For more information about a Contract, call 1-800-522-5555 or write:

Regular Mail:                            Overnight or Certified Mail:

Vanguard Annuity and Insurance Services  Vanguard Annuity and Insurance Services
P.O. Box 1105                            455 Devon Park Drive
Valley Forge, PA 19482-1105              Wayne, PA 19087

If you have questions about your Contract, please telephone Vanguard Annuity and Insurance Services at 1-800-462-2391. Please have ready the Contract number and the Contract owner's name, address, and Social Security number when you call. You will receive periodic statements confirming any transactions that take place as well as other required periodic reports if you choose a variable payout option.

You may also contact American International Life Assurance Company of New York, the issuer of the Contracts. You can contact American International Life Assurance Company of New York at its Group Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801. You can also call American International Life Assurance Company of New York at 1-877-299-1724.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer cash value between investment options. State premium taxes may also be deducted.

-------------------------------------------------------------------------------
Maximum Owner Transaction Expenses
-------------------------------------------------------------------------------
Charge                                                  Amount
-------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a
 percentage of purchase payments)        None
-------------------------------------------------------------------------------
Transfer Fee                             $10
                                         (There is no charge for the first 12
                                         transfers each Contract year;
                                         thereafter, we reserve the right to
                                         charge a fee of $10 per transfer.)
-------------------------------------------------------------------------------
Partial Withdrawal Transaction Charge    The lesser of 2% of the amount
                                         withdrawn or $25
-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including fund fees and expenses.

-------------------------------------------------------------------------------
Variable Account Annual Expenses (as a percentage of average account value)
-------------------------------------------------------------------------------
Charge                                                                   Amount
-------------------------------------------------------------------------------
Maximum Mortality and Expense Risk Fees                                    0.52%
   Total Variable Account Annual
    Expenses                                                               0.52%
-------------------------------------------------------------------------------

8

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. Total Annual Fund Operating Expenses vary for each Fund. The range in the table shows the minimum and maximum for the Funds as of each Fund's most recent fiscal year end. Current and future expenses for the Funds may be higher or lower than those shown.

---------------------------------------------------------------------------
Annual Fund Fees and Expenses (as a percentage of average daily Variable Account value)
---------------------------------------------------------------------------
Charge                                       Maximum          Minimum
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses
 (expenses that are deducted from fund
 assets include management fees,
 distribution (12b-1) fees, and other
 expenses)                                         0.55%               0.18%
---------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses accompanying this Contract prospectus.

Condensed Financial Information

Historical accumulation unit values are contained in Appendix A.

Investment Options

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the Variable Account in 1986. The Variable Account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the Variable Account.

     We own the assets in the Variable Account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The Variable Account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the Variable Account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the Variable Account is entirely independent of the investment performance of our general account and of any other of our Variable Accounts.

     The Variable Account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The Variable Account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the Variable Account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other Variable Accounts.

Vanguard Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the Funds' sponsor and overall manager, Vanguard may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

     You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees and expenses, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objective and strategies of each Fund available under the Contract. There is no assurance that any of these Funds will achieve its stated objective.

.. Vanguard(R) LifeStrategy(R) Income Fund seeks to provide current income and some capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of about 60% of assets to bonds, 20% to short-term fixed income investments, and 20% to common stocks.

.. Vanguard(R) LifeStrategy(R) Conservative Growth Fund seeks to provide current income and low to moderate capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of about 40% of assets to bonds, 20% to short- term fixed income investments, and 40% to common stocks.

.. Vanguard(R) LifeStrategy(R) Moderate Growth Fund seeks to provide capital appreciation and a low to moderate level of current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of about 60% of assets to common stocks and 40% to bonds.

.. Vanguard(R) LifeStrategy(R) Growth Fund seeks to provide capital appreciation and some current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of about 80% of assets to common stocks and 20% to bonds.

..  Vanguard(R) Health Care Fund seeks to provide long-term capital appreciation.
   The Fund invests at least 80% of its assets in the stocks of companies principally engaged in the development, production, or distribution of products and services related to the health care industry. These companies include, among others, pharmaceutical firms, medical supply companies, and businesses that operate hospitals and other health care facilities. The Fund also considers companies engaged in medical, diagnostic, biochemical, and other research and development activities. The Fund's advisor strives for a balanced representation of the health care field, searching for the best values in the various subsectors of the industry. The Fund may invest up to 50% of its assets in foreign stocks.

.. Vanguard(R) Dividend Growth Fund seeks to provide, primarily, an above-average level of current income and, secondarily, long-term growth of capital and income. The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically--but not always--will be trading at a discount to the market at the time of purchase. The Fund will be diversified across industry sectors.

.. Vanguard(R) Total International Stock Index Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in Europe, the Pacific region, and emerging markets countries. The Fund employs a "passive management--or indexing--investment approach. The Fund seeks to track the performance of the Total International Composite Index by investing in three other Vanguard funds--Vanguard(R) European Stock Index

10

   Fund, Vanguard(R) Pacific Stock Index Fund, and Vanguard(R) Emerging Markets Stock Index Fund. These other funds seek to track the Morgan Stanley Capital International(R) ("MSCI") Europe Index, the MSCI(R) Pacific Index, and the Select Emerging Markets Free Index, which together make up the Total International Composite Index. The Fund allocates all, or substantially all, of its assets among the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund, based on the market capitalization of European, Pacific, and emerging markets stocks in the Total International Composite Index.

..  Vanguard(R) GNMA Fund seeks to provide a moderate level of current income.
   The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury, or other U.S. government agency securities, as well as in repurchase agreements collateralized by such securities. Securities issued by most other U.S. government agencies are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (between 5 and 10 years).

.. Vanguard(R) Inflation-Protected Securities Fund seeks to provide investors inflation protection and income consistent with investment in inflation-indexed securities. The Fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

Each Fund is a member of the Vanguard Group, a family of 35 investment companies with more than 100 investment portfolios holding assets in excess of $715 billion. The Vanguard Group serves as the investment advisor to Vanguard Inflation-Protected Securities Fund. Vanguard Total International Stock Index Fund receives advisory services indirectly, by investing in other Vanguard funds. Vanguard manages the Inflation-Protected Securities Fund and the underlying funds of Vanguard Total International Stock Index Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the funds. Certain funds employ external advisors. Wellington Management Company, LLP serves as advisor to Vanguard Health Care Fund, Vanguard Dividend Growth Fund, and Vanguard GNMA Fund. The LifeStrategy Funds do not employ an investment advisor. The LifeStrategy(R) Funds' board of trustees decides how to allocate their assets among the underlying funds.

Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' distributor, Vanguard may compensate us for providing administrative services in connection with the funds offered under the Contract. Such compensation will be paid from its assets.

     You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. It contains detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objective of each Portfolio available under the Contract. There is no assurance that any of these Portfolios will achieve its stated objective.

.. Vanguard(R) VIF Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less.

.. Vanguard(R) VIF Short-Term Corporate Portfolio seeks to provide current income with limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term corporate bonds and other corporate fixed income obligations. The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 3 years. The advisor seeks to add value by adjusting the Portfolio's dollar-weighted average maturity within the 1- to 3-year range and by emphasizing sectors and individual securities that appear to offer good value.

.. Vanguard(R) VIF Total Bond Market Index Portfolio seeks to track the performance of a broad market-weighted bond index. The Portfolio employs a "passive management"--or indexing strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process and at least 80% of the Portfolio's assets will be invested in bonds held in the Index. The Portfolio may used up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Portfolio's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

 . Vanguard(R) VIF High Yield Bond Portfolio seeks to provide a high level of current income. The Portfolio invests mainly in a diversified group of high-yielding, high-risk corporate bonds--commonly known as "junk bonds"--with medium-and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service Inc., or below BBB by Standard & Poor's. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or that are unrated, convertible securities, and preferred stocks.

.. Vanguard(R) VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but to have prospects for improvement. The remaining 30% to 40% of assets are invested mainly in investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, as well as mortgage-backed securities.

.. Vanguard(R) VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of established, medium-size and large companies that pay above-average levels of dividend income and have the potential for capital appreciation. In addition, the advisors look for companies that are committed to paying dividends consistently. The advisors' focus on income usually results in the purchase of "value stocks," which often have above-average dividend yields and prices that are below-average in comparison with such measures as earnings and book value.

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.. Vanguard(R) VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in common stocks of large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and, in the opinion of the advisor, are trading at prices that are below-average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

.. Vanguard(R) VIF Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Wilshire 5000 Total Market Index by investing primarily in three Vanguard funds--Vanguard(R) Total Stock Market Index Fund, Vanguard(R) Variable Insurance Fund-Equity Index Portfolio, and Vanguard(R) Extended Market Index Fund. The Wilshire 5000 Total Market Index consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

.. Vanguard(R) VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

.. Vanguard(R) VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Morgan Stanley Capital International(R) (MSCI) US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as the weighting in the Index.

.. Vanguard(R) VIF Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings.

.. Vanguard(R) VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large-capitalization stocks.

.. Vanguard(R) VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in the stocks of small companies. These companies are considered by the advisors to have above-average prospects for growth, but often provide little or no dividend income.

.. Vanguard(R) VIF International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in the stocks of companies located outside the United States. In selecting stocks, the investment advisors evaluate foreign markets around the world and choose companies with above-average growth potential.

.. Vanguard(R) VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio normally invests at least 98% of its assets in stocks issued by real estate investment trusts (known as REITs); the remaining assets are allocated to cash investments. The Portfolio employs a "passive management"--or indexing--investment approach, by holding a mix of securities that seeks to track the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs.

     The Vanguard Group serves as the investment advisor to Vanguard VIF Equity Index Portfolio, Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Money Market Portfolio, Vanguard VIF REIT Index Portfolio, Vanguard VIF Short-Term Corporate Portfolio, and Vanguard VIF Total Bond Market Index Portfolio. Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in other Vanguard funds and Vanguard VIF Portfolios. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain funds employ external advisors. PRIMECAP Management Company serves as advisor to Vanguard VIF Capital Growth Portfolio. Alliance Capital Management L.P. serves as advisor to Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as advisor to Vanguard VIF High Yield Bond Portfolio and Vanguard VIF Balanced Portfolio. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. serve as advisors to Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd serve as advisors to Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as advisor to Vanguard VIF Diversified Value Portfolio. Wellington Management Company, LLP and Vanguard's Quantitative Equity Group serve as advisors to Vanguard VIF Equity Income Portfolio.

Name Changes

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our Variable Accounts. Unlike our Variable Account assets, assets in the general account are subject to claims of Contract owners like you, as well as claims made by our other creditors.

     To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

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Expenses

                          A  C L O S E R  L O O K  A T

                  The Costs of Investing in a Variable Annuity

     Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity Contract expenses can, over time, have a dramatic effect on performance.

           S U M M A R Y  O F  C O S T S  O F  I N V E S T I N G

                                in the Contracts

     .  No sales load or sales charge

     .  No annual Contract maintenance charge

     . No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee of $10.00 per transfer)

     .  Maximum Annual Mortality and Expense Risk Charge: 0.52%

     . Partial Withdrawal Transaction Charge: The lesser of 2% of the amount withdrawn or $25

     . Fees and expenses paid by the funds ranged from 0.18% to 0.55% at the end of each fund's most recent fiscal year

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 0.52%. The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

                          A  C L O S E R  L O O K  A T

                      The Mortality and Expense Risk Charge

     The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live.

     The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Premium Taxes

We will deduct from your Premium Payment any premium tax imposed on us by the state or locality where you reside. The State of New York currently imposes no premium taxes on annuity Contracts.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds. These charges are described in the prospectuses for the Vanguard Funds and the Vanguard VIF Portfolios. The maximum fund expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the Contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the Contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

(1)  the size and nature of the group;

(2)  the total amount of premium we expect to receive from the group;

(3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

     Any reduction or elimination may be withdrawn or modified by us.

The Contract

General Description

An annuity is a Contract between you, as the owner, and a life insurance company. The Contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after-tax dollars (a non-qualified Contract), transferring assets from another IRA, or by "rolling over" assets from a qualified plan (a qualified Contract).

     The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our Variable Account invests in shares of a corresponding mutual fund. Depending on market conditions, the various funds may increase or decrease in value. If you allocate money to the funds, the amount of the variable annuity payments will depend on the investment performance of the funds you select.

     The Contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your Contract will be for the same amount and will not vary with investment performance.

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Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

     You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

      A  F E W  T H I N G S  T O  K E E P  I N  M I N D  R E G A R D I N G

                         Who Should Purchase A Contract

          Under the Contract, you will have access to your investment only through annuity payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto).

          The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide income payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified Contracts is $20,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 85, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment to Vanguard VIF Money Market Portfolio within two business days. If you do not give us all the necessary information we need to issue the Contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained.

Right to Return

If for any reason you are not satisfied with your Contract, you may return it to us and we will refund your Premium Payment received by us, and any applicable charges that have been deducted, adjusted by any investment experience. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to Vanguard VIF Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. The allocation of your investment out of Vanguard VIF Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investing in Vanguard VIF Money Market Portfolio during the right to return period.

     To exercise your right to return your Contract, you must mail it directly to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105, or return it to us at American International Life Assurance Company of New York, Attention: Group Annuity Administration Department, 600 King Street
(DPEN), Wilmington, Delaware 19801, within 10 days after you receive it.

     Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We monitor the Contracts to determine if:

(1) An exchange out of an investment option occurs within two calendar weeks of an earlier exchange into that same investment option; or

(2) Exchanges into or out of the same investment option occur more than twice in any one calendar quarter.

If either of the above transactions occurs, we will suspend such Contract owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a phone call from us to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The Contract suspension will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

     The procedures above will be followed in all circumstances and we will treat all Contract owners the same

Transfers Among Investment Options

The initial allocation of premium among investment options to provide variable annuity payments can be changed by transfers of fund values among the investment options made by written request. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instructions to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

     The company may offer certain features, such as dollar cost averaging and/or automatic rebalancing, that provide for automatic and scheduled transfers between variable investment options. Under these features, transactions are generally priced as of the date of the transfer. However, if the scheduled date of the transfer falls on a non-business day, it will be processed as of the preceding business day. Dollar cost averaging and automatic rebalancing transfers do not count against the free transfers you are permitted to make each Contract year.

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                          A  C L O S E R  L O O K  A T

                                 Transfers Among
                           Variable Investment Options

          How transfers among variable investment options are effected:

          (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

          (B)  The final value from (A) is divided by the current
          Annuity Unit Value of the subaccount into which the transfer is going.

          (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

          Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Unit Value, is the minimum number of Annuity Units that may be transferred.

          For example, let's say that you owned 500 Annuity Units in subaccount one ("s1"), valued at $2 per Annuity Unit, for a total of $1,000 in monthly income. You decide to transfer the entire amount in s1 to subaccount two ("s2"). Annuity Units in s2 are currently valued at $5 per Annuity Unit. Upon completion of the transfer, you will own 200 Annuity Units in s2 valued at $5 per Annuity Unit, for a total of $1,000 in monthly income.

     The transfer request must clearly state which investment options are involved and the amount of the transfer.

     We will accept transfers after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that instructions are genuine.

Partial Withdrawal Rights With Variable Payments For A Guaranteed Number of
Years

If you choose an annuity payment option where you will continuously receive annuity payments for "A Guaranteed Number of Years" (referred to as the "Guaranteed Period"), then you will have the right to make one partial withdrawal per Contract Year from the present value of your remaining variable annuity payments subject to the following provisions:

..    Partial Withdrawal Transaction Charge. We will assess a partial withdrawal transaction charge for each partial withdrawal. The partial withdrawal transaction charge is the lesser of 2% of the amount withdrawn or $25. This charge will be deducted from the net proceeds of the partial withdrawal.

..    Determination of Subsequent Variable Annuity Payments. This prospectus describes how we determine variable annuity payments subsequent to the initial annuity payment. While the number of Annuity Units for each subaccount will generally remain constant, this prospectus lists two exceptions to that rule on page 25. Another exception exists if you make a partial withdrawal, as permitted in this prospectus. A partial withdrawal involves a transfer of assets out of a subaccount. As actual assets decrease in a subaccount, the number of Annuity Units in such subaccount must also be decreased to reflect the loss of those assets.

..    Access To Your Money. You may elect a partial withdrawal of a portion of the present value of the variable annuity payments remaining in the Guaranteed Period as long as at least five (5) years of variable guaranteed periodic payments remain in your annuity after the partial withdrawal has been completed. A partial withdrawal will reduce all remaining variable annuity payments, both guaranteed and life contingent, by an equal amount and will also reduce the length of the Guaranteed Period for variable annuity payments. See the section on "Computing the Partial Withdrawal Amount" on the next page of this prospectus.

..    Partial Withdrawal Limitations. In determining the value available for a partial withdrawal, only the present value of the variable annuity payments will be used. No fixed Annuity Payments will be used in determining partial withdrawal values, and neither the amount of fixed annuity payments nor the length of the Guaranteed Period for such fixed annuity payments will be affected by a partial withdrawal. At any time after the Right to Examine period has ended, you may request a partial withdrawal from your Contract as long as more than five (5) years remain in the Guaranteed Period. Partial withdrawals are only available under annuity options which are either a single or joint life annuity with payments guaranteed for a minimum number of years. The Guaranteed Period can never exceed the life expectancy of the Annuitant or Joint Annuitant and cannot be less than five
     (5) years. To effect a partial withdrawal, the Contract must be in force. Only one partial withdrawal is permitted during any Contract Year. The minimum partial withdrawal amount is $2,500. The partial withdrawal is restricted to an amount that allows at least five (5) years of guaranteed period variable Annuity Payments to remain in the Contract after the withdrawal.

..    Partial Withdrawals Reduce Your Future Variable Annuity Payments. If you
     make a partial withdrawal you will still receive annuity payments, but the partial withdrawal will result in a reduction in the amount of each remaining variable annuity payment as well as a decrease in the guaranteed period that will apply to such variable annuity payments. In addition, if you transfer values from one or more subaccounts which support those variable annuity payments to the fixed investment option which supports the fixed annuity payments at any time after a partial withdrawal has been taken, the Guaranteed Period related to those recently transferred values that are now supporting fixed annuity payments will remain shortened. The Guaranteed Period applicable to any pre-existing fixed annuity payments would not be affected. See "Partial Withdrawal Rights With Variable Payments For A Guaranteed Number of Years" above for the definition of the term "Guaranteed Period."

          When you request a partial withdrawal, we will take it from the subaccounts in which the annuity is then invested in the same proportion as the value invested in each subaccount on the date of the partial withdrawal. We charge a fee for each partial withdrawal, which will be deducted from the lump sum payment at the time a partial withdrawal is effected. Since the amount of annuity payments changes on the next Income Change Date, the reduction in annuity payments due to the partial withdrawal (but not the payment of the partial withdrawal amount) will be delayed until that time.

..    Computing the Partial Withdrawal Amount. If you make a partial withdrawal, we will calculate the present value of future variable annuity payments during the guaranteed period by discounting the payments at the assumed investment return, and with consideration to any fees charged for a partial withdrawal. The future variable income payment amount we use in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the withdrawal request by the current number of Annuity Units for each subaccount, and summing for all subaccounts. A partial withdrawal will reduce all future variable annuity payments by an equal amount, and the remaining length of the guaranteed period will also be reduced.

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     The following four factors will determine the specific amount by which the remaining variable annuity payments will be reduced and by which the remaining length of the Guaranteed Period will be shortened:

(1)  the amount of the partial withdrawal request;

(2) the length of time remaining in the Guaranteed Period at the time that the partial withdrawal is requested;

(3)  the age and sex of the Annuitant or Joint Annuitants; and

(4)  the Annuity Income Option chosen.

In other words, the more you withdraw will result in lower future variable annuity payments and more of a reduction in the length of time in the guaranteed period. Any fixed income payments remaining under the Contract and their guaranteed period will remain unchanged.

          Example of Computing a Partial Withdrawal: Individual A is age 65 when he begins to receive variable annuity payments of $1,000. He receives payments in monthly installments from a Life Annuity with a Guaranteed Number of Years (20 years). In annuity payment year one, A requests the maximum partial withdrawal amount possible from his variable annuity. By taking this partial withdrawal, A's monthly variable annuity payments are reduced from $1,000 to $210 after the withdrawal, because the number of annuity units has been permanently reduced. A's guaranteed period for variable annuity payments is also reduced from 20 years to 5 years.

          Any portion of your Vanguard Lifetime Income Program that is allocated to fixed annuity income will not be changed, the monthly fixed payments will remain the same and the guaranteed period for such payments will not be reduced.

..    Taxes. Please read the tax discussion in your prospectus for information relating to partial withdrawals from your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Cancellation Rights

You have the right to cancel your Contract subject to the following provisions:

Access To Your Money. Depending on whether you are the Annuitant, you may access your money by receiving annuity payments or, you as Contract owner may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all annuity options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

     If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed annuity payments, to be determined as follows.

(1) The value of future variable annuity payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine annuity payments, to the future variable annuity payments which are to be paid in accordance with the Annuity Income Option in effect when cancellation is requested. The amount of future variable annuity payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

(2) Fixed annuity payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed annuity payments which is to be paid in accordance with the Annuity Income Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of annuity payments at the Contract Date. For example, if the current annuity purchase rates for fixed annuity payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed annuity payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Additional Rights That We Have

We have the right at any time to:

(1) Transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your Annuity Unit value for that option to below $500;

(2) transfer the entire balance in proportion to any other investment options you then are using, if the Annuity Unit value in an investment option is below $500 for any other reason;

(3) end the automatic rebalancing feature if your Annuity Unit value falls below $5,000;

(4) replace the underlying Fund that any investment option uses with another Fund, subject to SEC and other required regulatory approvals;

(5) add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Contracts from one investment option and put them into another, subject to SEC and other required regulatory approvals;

(6) operate the Variable Account under the direction of a committee or discharge such a committee at anytime;

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(7) operate the Variable Account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. The Variable Account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

(8) make other changes in the Contract that in our judgment are necessary or appropriate to ensure that the Contract continues to qualify for tax treatment as an annuity.

Annuity Payments

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semi-annual, or annual basis.

     You select the Income Start Date, which must be within 12 months after the Contract Date, and can start as early as 1 month after we receive your Premium Payment. In addition, annuity payments must begin by the Annuitant's 85th birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

     We will make annuity payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them.

      A  F E W  T H I N G S  T O  K E E P  I N  M I N D  R E G A R D I N G

                                Annuity Payments

          . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.
          . Once Annuity Payments begin, you may not select a different Annuity Payment Option.
          . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.
          . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.
          . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four annuity options described below. We may make other annuity options available subject to our discretion. Please refer to your Contract specific materials for the annuity options available in your Contract. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

..    Option 1--Life Annuity

     Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

..    Option 2-- Life Annuity With A Guaranteed Number of Years

     Under this option, we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

..    Option 3--Joint and Survivor Annuity

     Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive. However, the amount of the annuity payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

..    Option 4--Joint and Survivor Annuity With A Guaranteed Number of Years

     Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

        S O M E T H I N G  T O  K E E P  I N  M I N D  R E G A R D I N G

                         Annuity Payment Options 3 or 4

          Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the annuity payments to be made to the Joint Annuitant, upon your death, will be:
          (A) equal to the annuity payments you were receiving while both you and the Joint Annuitant were alive; or
          (B) lower than the annuity payments you were receiving while both you and the Joint Annuitant were alive.
          All things being equal, annuity payments to you while both you and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

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Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each fund will vary from one Valuation Period to the next based on the investment experience of the assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

.. the portion of the premium allocated to provide variable payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

.. the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;

..  the age and gender of the Annuitant (and Joint Annuitant, if any);

..  the annuity option selected;

..  the frequency of annuity payments;

..  the deduction of applicable premium taxes; and

..  the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

     In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current, law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

     The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

.. If value is transferred from one investment option to another. See the example under "A Closer Look At Transfers Among Variable Investment Options" in this prospectus.

.. Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor annuity option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

     The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

     On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

     The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

     A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

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                          P L A I N  T A L K  A B O U T

                        Assumed Investment Return or AIR

          . If you allocated a portion of your premium to Variable Annuity Income then you invested this premium into the Annuity Investment Options available and selected an Assumed Investment Return (AIR). Currently, we offer an AIR of 5% or an AIR of 3.5%. In the future we may make additional AIRs available.
          . We use the AIR to help us calculate your current and future Variable Annuity benefits. In order to calculate the benefit amounts we need a rate of return for the Annuity Investment Options you selected. Since we cannot know what the performance of the Investment Options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.
          . For future Variable Annuity benefits, the AIR represents the total return after expenses of the Investment Options needed to keep your payments from increasing or decreasing. If the rate of return after expenses earned by your Annuity Investment Options is higher than the AIR, then your benefit payment will increase. Similarly, if the rate of return after expenses earned by your Annuity Investment Options is less than the AIR, then your benefit payment will decrease.

          Selecting an AIR--Pros and Cons
          . If more than one AIR is offered you will need to decide between a higher or lower AIR, for example, 3.5% and 5%.
          . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.
          . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

Access to Your Money

Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

     We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

..  the NYSE is closed (other than weekend and holiday closings);

..  trading on the NYSE is restricted;

.. an emergency exists, as determined by a regulatory authority, such that disposal of or determination of the value of shares of the funds is not reasonably practicable;

..  the SEC by order so permits for the protection of investors.

Death Benefit

Death Within Six Months of the Contract Date

If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), we will pay a lump sum death benefit in the event that the Annuitant or Joint Annuitant dies within six (6) months of the Contract Date. The benefit shall be payable to the Owner, if living, or if not, to the Beneficiary.

     The amount of the lump sum death benefit will be determined by

.. calculating the actuarial present value of future variable annuity payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

.. adding to that, the amount of premium allocated to pay fixed annuity payments, minus any fixed annuity payments already made.

     No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six month period.

Death Prior to Income Start Date

Subject to the above provision, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

     If your Contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If no beneficiary survives the Annuitant we will pay any remaining benefit to the Annuitant's estate.

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                               A  W O R D  A B O U T

                                Joint Annuitants

          The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.
          .  Annuity Payment Option 3--Joint and Survivor Annuity; or
          . Annuity Payment Option 4--Joint and Survivor Annuity With A Guaranteed Number of Years.
          If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.
          .  Annuity Payment Option 1--Life Annuity; or
          . Annuity Payment Option 2--Life Annuity With A Guaranteed Number of Years.
          See "Annuity Payment Options" in this prospectus.

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Client Information Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the Beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. The Annuitant may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

Performance

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

     Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

     When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

     When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

     Average annual total return at the Variable Account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the Variable Account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

     Performance information for a subaccount may be compared in reports and advertising to:

(1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

(2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

(3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

(4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

Taxes

INTRODUCTION

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax advisor to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

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ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

             T A X  T R E A T M E N T  O F  D I S T R I B U T I O N S-

                               Qualified Contracts

          If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

          .  Individual Retirement Annuities ("IRAs");
          . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");
          .  Keogh Plans; and
          . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

          This additional tax does not apply:

          . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated joint annuitant;
          .  where the taxpayer is age 59 1/2 or older;
          .  where payment is made on account of death;
          . where the payment is made on account of the taxpayer's disability; . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;
          . in some cases, upon separation from service on or after age 55; or . certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2-A Partial Withdrawal or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the Contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

          Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional IRA. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRAs")

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

TAX TREATMENT OF DISTRIBUTIONS-NON-QUALIFIED CONTRACTS

General

For annuity payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable annuity payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

     After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent annuity payments will be taxable. If annuity payments stop due to the death of the

32

annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

Partial Withdrawal-100% Taxable

As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the Contract.

A Partial Withdrawal or Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

          This additional tax does not apply where:
          . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;
          . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated joint annuitant;
          .  the taxpayer is age 59 1/2 or older;
          .  the payment is made on account of the taxpayer's disability;
          .  the payment is made on account of death;
          .  or in certain other circumstances.

It should be noted that a partial withdrawal or full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a partial withdrawal or full surrender of the Contract. You should also seek the advice of your tax adviser.

          Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

NON-QUALIFIED CONTRACTS OWNED BY NON-NATURAL PERSONS

As a general rule, non-qualified annuity Contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity Contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity Contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity Contracts should consult with a tax adviser.

SECTION 1035 EXCHANGES

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

DIVERSIFICATION AND INVESTOR CONTROL

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the funds are being managed so as to comply with these requirements.

     There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity Contract for tax purposes.

WITHHOLDING

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

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     For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the Company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

     You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Other Information

American International Life Assurance Company of New York

We are a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. Our principal business address is, 600 King Street (DPEN), Wilmington, DE 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

     We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to Contract owners and should not be considered as bearing on the investment performance of assets held in the Variable Account.

     The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account.

Ownership

This prospectus describes a group single premium immediate variable annuity Contract. A group Contract is issued to a Contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the fund shares held in the Variable Account at shareholder meetings in accordance with instructions received from persons having a voting interest in the fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the fund shares in our own right, we may elect to do so.

     Prior to the Income Start Date, you have a voting interest in each fund in whose corresponding subaccount you have value. We determine the number of fund shares that are attributable to you by dividing the corresponding value in a particular fund by the net asset value of one fund share. After the Income Start Date, we determine the number of fund shares that are attributable to you by dividing the reserve maintained in a particular fund to meet the obligations under the Contract by the net asset value of one fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each fund.

     We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a fund will receive proxy material, reports and other materials relating to the appropriate funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

     The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

American General Equity Services Corporation ("AGESC") is the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other separate accounts and for the separate accounts of certain American International Life Assurance Company of York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

     American International Life Assurance Company of New York will not pay any commission to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

     The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

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Financial Statements

Financial statements of American International Life Assurance Company of New York, and the Variable Account A are included in the SAI, which may be obtained without charge by calling Vanguard Annuity and Insurance Services at (800) 522-5555 (between 8 a.m. and 8 p.m. Eastern time) or write to Vanguard Annuity and Insurance Services at P.O. Box 1105, Valley Forge, PA 19482-1105. You may also call or write American International Life Assurance Company of New York,
Attention: Group Anniuty Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801 (telephone 877-299-1724).

     The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

APPENDIX A
Condensed Financial Information
Accumulation Unit Values

As of the fiscal year ended December 31, 2003, there were no outstanding accumulation unit values.

APPENDIX B
Hypothetical Illustrations of
Annuity Payments

We have prepared the following tables to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.83%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.83%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

     The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 0.52%. The amounts shown in the tables also take into account the arithmetic average of the funds' management fees and operating expenses at an annual rate of approximately 0.31% of the average daily net assets of the funds. Actual fees and expenses of the funds associated with your Contract may be more or less than 0.31%, will vary from year to year, and will depend on your allocation. See the section in this prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of this prospectus entitled "Taxes."

     The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 0.52% for mortality and expense risk and the assumed 0.31% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 0.83%.

     Two sets of tables follow--one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable annuity option. The second assumes that 50% of the single Premium Payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

     When part of the single Premium Payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown, and is based on the fixed credit rate we offered on the fixed annuity option at the time this illustration was prepared. The illustrated variable annuity payments use an assumed investment return of 5% per year. Thus, actual performance greater than 5% per year will result in increasing annuity payments and actual performance less than 5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant.

     These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply.

38

Annuity Payment Illustration

(100% VARIABLE)
Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $646.57

Variable monthly annuity payment based on current rates, if 100% variable for annuity option selected: $652.07

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

---------------------------------------------------------------------------------------------------------------------
                                                   Monthly Payments
                                          With an Assumed Rate of Return of:
---------------------------------------------------------------------------------------------------------------------
Payment   Calendar   Attained   Gross       0.00%       5.83%        6.00%       8.00%        10.00%        12.00%
 Year       Year       Age       Net       -0.83%       5.00%        5.17%       7.17%         9.17%        11.17%
---------------------------------------------------------------------------------------------------------------------
   1        2004        65               $   648.97   $   652.07   $  652.16   $  653.18   $     654.19   $    655.18
   2        2005        66                   612.94       652.07      653.21      666.68         680.17        693.68
   3        2006        67                   578.91       652.07      654.27      680.46         707.18        734.44
   4        2007        68                   546.76       652.07      655.33      694.52         735.27        777.60
   5        2008        69                   516.41       652.07      656.39      708.88         764.47        823.29
  10        2013        74                   388.10       652.07      661.72      785.22         928.82      1,095.33
  15        2018        79                   291.68       652.07      667.10      869.78       1,128.50      1,457.26
  20        2023        84                   219.21       652.07      672.51      963.45       1,371.10      1,938.78
---------------------------------------------------------------------------------------------------------------------

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

Annuity Payment Illustration

(50% VARIABLE/50% FIXED)
Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 50% fixed for annuity option selected: $323.29

Variable monthly annuity payment based on current rates, if 50% variable for annuity option selected: $326.04

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $323.29. The monthly guaranteed payment of $323.29 is being provided by the $50,000 applied under the fixed annuity option.

---------------------------------------------------------------------------------------------------------------------
                                                   Monthly Payments
                                          With an Assumed Rate of Return of:
---------------------------------------------------------------------------------------------------------------------
Payment   Calendar   Attained   Gross      0.00%        5.83%        6.00%       8.00%       10.00%         12.00%
  Year      Year        Age      Net      -0.83%        5.00%        5.17%       7.17%        9.17%         11.17%
---------------------------------------------------------------------------------------------------------------------
   1        2004        65               $   647.78   $   649.33   $  649.37   $  649.89   $     650.39   $    650.89
   2        2005        66                   629.76       649.33      649.90      656.64         663.38        670.14
   3        2006        67                   612.75       649.33      650.43      663.53         676.89        690.52
   4        2007        68                   596.68       649.33      650.96      670.56         690.93        712.10
   5        2008        69                   581.50       649.33      651.49      677.73         705.53        734.94
  10        2013        74                   517.34       649.33      654.16      715.90         787.71        870.96
  15        2018        79                   469.13       649.33      656.84      758.19         887.55      1,051.93
  20        2023        84                   432.90       649.33      659.55      805.02       1,008.85      1,292.69
---------------------------------------------------------------------------------------------------------------------

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

40

Annuity Payment Illustration

(100% VARIABLE)
Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $612.27

Variable monthly annuity payment based on current rates, if 100% variable for annuity option selected: $620.69

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

----------------------------------------------------------------------------------------------------
                                          Monthly Payments
                                 With an Assumed Rate of Return of:
----------------------------------------------------------------------------------------------------
Payment  Calendar  Attained  Gross    0.00%      5.83%      6.00%      8.00%      10.00%     12.00%
 Year      Year       Age     Net    -0.83%      5.00%      5.17%      7.17%       9.17%     11.17%
----------------------------------------------------------------------------------------------------
   1       2004       65            $  617.74  $  620.69  $  620.77  $  621.75  $  622.71  $  623.65
   2       2005       66               583.44     620.69     621.78     634.60     647.44     660.30
   3       2006       67               551.05     620.69     622.79     647.71     673.15     699.10
   4       2007       68               520.45     620.69     623.79     661.10     699.88     740.18
   5       2008       69               491.55     620.69     624.80     674.76     727.68     783.67
  10       2013       74               369.43     620.69     629.88     747.43     884.12   1,042.62
  15       2018       79               277.64     620.69     634.99     827.92   1,074.19   1,387.13
  20       2023       84               208.66     620.69     640.15     917.09   1,305.12   1,845.48
----------------------------------------------------------------------------------------------------

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

Annuity Payment Illustration

(50% VARIABLE/50% FIXED)
Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 50% fixed for annuity option selected: $306.14

Variable monthly annuity payment based on current rates, if 50% variable for annuity option selected: $310.35

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $306.14. The monthly guaranteed payment of $306.14 is being provided by the $50,000 applied under the fixed annuity option.

----------------------------------------------------------------------------------------------------
                                          Monthly Payments
                                 With an Assumed Rate of Return of:
----------------------------------------------------------------------------------------------------
Payment  Calendar  Attained  Gross    0.00%      5.83%      6.00%      8.00%      10.00%     12.00%
 Year      Year       Age     Net    -0.83%      5.00%      5.17%      7.17%       9.17%     11.17%
----------------------------------------------------------------------------------------------------
   1       2004       65            $  615.02  $  616.49  $  616.53  $  617.02  $  617.50  $  617.97
   2       2005       66               597.87     616.49     617.03     623.44     629.86     636.29
   3       2006       67               581.67     616.49     617.54     630.00     642.72     655.69
   4       2007       68               566.37     616.49     618.04     636.70     656.09     676.23
   5       2008       69               551.92     616.49     618.55     643.53     669.99     697.98
  10       2013       74               490.86     616.49     621.08     679.86     748.21     827.46
  15       2018       79               444.96     616.49     623.64     720.11     843.24     999.72
  20       2023       84               410.47     616.49     626.22     764.69     958.71   1,228.89
----------------------------------------------------------------------------------------------------

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

42

--------------------------------------------------------------------------------
         Table of Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
3   General Information

3   AI Life

3   Variable Account A

3   Services

4   Distribution of the Contracts

4   Performance Information

5   Performance Data

5   Average Annual Total Return Calculations

5   Fund Performance Calculations

6   Vanguard(R) VIF Money Market
    Investment Option Yield and Effective
    Yield Claculations

7   Contract Provisions

7   Variable Income Payments

7   Annuity Unit Value

8   Net Investment Factor

9   Misstatement of Age or Gender

9   Evidence of Survival

9   Additional Information About
    the Contracts

9   Gender neutral policies

9   Certain Arrangements

9   Our General Account

10  Material Conflicts

10  Financial Statements

10  Separate Account Financial Statements

10  AI Life Financial Statements

11  Index to Financial Statements

Issued by American International Life Assurance Company of New York, Form Number 21GVIA1000

Distributed by American General Equity Services Corporation, Member NASD, and Member of American International Group, Inc.

Contact Information

For additional information about the Group Immediate Variable Annuity Contracts and the Variable Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 3, 2004. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105 or call us at 1-800-522-5555. You can also contact American International Life Assurance Company of New York,
Attention: Group Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 1980, telephone 1-877-299-1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased.

Information about the Variable Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Variable Account are available on the SEC's internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

The Vanguard Group, Vanguard, and the ship logo are trademark of The Vangaurd Group, Inc., S&P 500 and Standard and Poor's 500 are trademarks of The McGraw-Hill Companies. Inc, and have been licensed for use by Vanguard Variable Insurance Fund and The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard and Poor's makes no representation regarding the advisability of investing in the portfolios. The portfolio, funds, or securities referred to herein that are offered by The Vanguard Group and track an MSCI Index are not sponsored, endorsed, or promoted by MSCI and MSCI bears no liability with respect to any such portfolio, funds, or securities. For such portfolio, funds, or securities, the SAI contains a more detailed description of the limited relationship MSCI has with The Vanguard Group. All other marks are the exclusive property of their respective owners.

Only available in the state of New York.

The underwriting risks, financial obligations and support functions associated with the products issued by American International Life Assurance Company of New York are solely its responsibility. The American International Life Assurance Company of New York is responsible for its own financial condition and Contractual obligations.

                                                 [LOGO OF THE VANGUARD GROUP(R)]
                                                    American International Life
                                                   Assurance Company of New York

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT A

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                     GROUP ANNUITY ADMINISTRATION DEPARTMENT

                              600 KING STREET, DPEN
                              WILMINGTON, DE 19801

                            TELEPHONE: 1-877-299-1724

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 3, 2004

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American International Life Assurance Company of New York Variable Account A (the "Separate Account" or "Variable Account A") dated May 3, 2004, describing the group immediate variable annuity contract (the "Contract" or "Contracts"). The Contract prospectus sets forth information that a prospective investor should know before investing. For a copy of the Contract prospectus, and any prospectus supplements, contact American International Life Assurance Company of New York ("AI Life") at the address or telephone number given above. Terms used in this SAI have the same meaning as defined in the Contract prospectus.

                                TABLE OF CONTENTS

GENERAL INFORMATION ...............................................................................  3

  AI Life .........................................................................................  3
  Variable Account A ..............................................................................  3

SERVICES ..........................................................................................  3

DISTRIBUTION OF THE CONTRACTS .....................................................................  4

PERFORMANCE INFORMATION ...........................................................................  4

  Performance Data ................................................................................  5
    Average Annual Total Return Calculations ......................................................  5
    Fund Performance Calculations .................................................................  5
    Vanguard(R) VIF Money Market Investment Option Yield and Effective Yield Calculations .........  6

CONTRACT PROVISIONS ...............................................................................  7

  Variable Income Payments ........................................................................  7
  Annuity Unit Value ..............................................................................  7
  Net Investment Factor ...........................................................................  8
  Misstatement of Age or Gender ...................................................................  9
  Evidence of Survival ............................................................................  9

ADDITIONAL INFORMATION ABOUT THE CONTRACTS ........................................................  9

  Gender neutral policies .........................................................................  9
  Certain Arrangements ............................................................................  9
  Our General Account .............................................................................  9

MATERIAL CONFLICTS ................................................................................ 10

FINANCIAL STATEMENTS .............................................................................. 10

  Separate Account Financial Statements ........................................................... 10
  AI Life Financial Statements .................................................................... 10
  Index to Financial Statements ................................................................... 11

                               GENERAL INFORMATION

AI Life

     We are American International Life Assurance Company of New York ("AI Life"). AI Life is a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. AI Life is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of AI Life and its affiliates. The commitments under the Contracts are AI Life's, and AIG has no legal obligation to back those commitments.

Variable Account A

     We hold the shares in the subaccounts of Variable Account A in which any of your single premium payment is invested. Variable Account A is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

     For record keeping and financial reporting purposes, Variable Account A is divided into 135 separate subaccounts, 24 of which are available under the Contracts offered by the Contract prospectus as variable investment options. All of these 24 subaccounts and the remaining 111 subaccounts are offered under other AI Life contracts. We hold the shares in which we invest your single premium payment for an investment option in the subaccount that corresponds to that investment option.

     The assets in Variable Account A are our property. The assets in the Separate Account may not be used to pay any liabilities of AI Life other than those arising from the Contracts. AI Life is obligated to pay all amounts under the Contracts due the Contract owners. We act as custodian for the Separate Account's assets.

                                    SERVICES

     AI Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AI Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2003, 2002 and 2001, AI Life paid AIG for these services $2,715,940, $3,557,044 and $4,704,442, respectively.

     In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AI Life's expenses and allocating these charges back to AI Life. Previously, most of these expenses, such as payroll expenses, were paid by AI Life directly. AI Life, AGLC and AIG are parties to a services agreement. AI Life and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AI Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2003, AI Life paid AGLC $8,300,434 for these services.

                          DISTRIBUTION OF THE CONTRACTS

     American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and an affiliate of AI Life, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AI Life. AGESC also acts as principal underwriter for AI Life's other separate accounts and for the separate accounts of certain AI Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

     The Contracts are offered on a continuous basis.

     AI Life will not pay any commission to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

                             PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the subaccounts of Variable Account A in advertisements, sales literature, or reports to Contract owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We also may present the yield or total return of the subaccount based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the subaccount or the funds in which it invests. The performance information shown may reflect the deduction of one or more charges. We also may present the yield or total return of the fund in which a subaccount invests.

     We may compare a subaccount's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AI Life's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any subaccount reflects the performance of a hypothetical contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. You should not consider such performance information to be an estimate or guarantee of future performance.

Performance Data

     The following tables show the past performance data for the Contracts. The first table shows the average annual total return calculations of the variable investment options. The first table includes the applicable Separate Account or Contract charges: mortality and expense risk charge, premium tax charge and withdrawal charge.

     The second table shows the average annual total returns of the funds underlying the variable investment options. The second table does not reflect any charges of the Separate Account or of the Contracts. If these charges were reflected, then the fund average annual total return calculations would be lower than what is currently shown.

     Average Annual Total Return Calculations. Each variable investment option may advertise its average annual total return. We calculate each variable investment option's average annual total return quotation under the following standard method:

     . We take a hypothetical $10,000 investment in each variable investment option on the first day of the period at the maximum offering price ("Initial Investment").

     . We calculate the ending redeemable value ("Redeemable Value") of that investment at the end of the 1, 3, 5 and 10 year period. If the Average Annual Total Return for a variable investment option is not available for a stated period, we may show the Average Annual Total Return since the variable investment option inception. The Redeemable Value reflects the effect of the mortality and expense risk charge, premium tax charge and the withdrawal charge.

     .    We divide the Redeemable Value by the Initial Investment.

     . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

     We do not show average annual total return quotations for the variable investment options because the Contracts were first offered in 2003. We will show average annual total return quotations when the data becomes available.

     Fund Performance Calculations. Each variable investment option may advertise the performance for the corresponding fund in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding fund in which the variable investment option invests may pre-date the effective date of the variable investment option being offered in the Contract.

     The table below provides the actual historical performance of the corresponding fund in which each of these variable investment options invest. Unlike the previous table of variable investment option average annual total return calculations, the information in the table below does not reflect the mortality and expense risk charge or any other deductions of the Separate Account or of the Contracts. If these charges had been reflected, then the fund average annual total return quotations would have been lower than what is currently shown.

                        Fund Average Annual Total Returns
    without deduction of any applicable Separate Account or Contract charges
                           (through December 31, 2003)

                                                                                                       Since         Fund
                                                                                                       Fund          Inception
Fund                                                   1 year/1/  3 years/1/  5 years/1/  10 years/1/  Inception/2/  Date
----                                                   ------     -------     -------     --------     ---------     ----
Vanguard(R) Dividend Growth Fund                        29.20%     (7.18)%     (1.62)%       6.13%            *      05/15/1992
Vanguard(R) GNMA Fund                                    2.49%      6.66 %      6.34 %       6.88%            *      06/27/1980
Vanguard(R) Health Care Fund                            26.58%      1.48 %     12.42 %      20.16%            *      05/23/1984
Vanguard(R) Inflation-Protected Securities Fund          8.00%     10.66 %       N/A          N/A         10.89%     06/29/2000
Vanguard(R) Total International Stock Index Fund        40.34%     (1.64)%      0.85 %        N/A          2.44%     04/29/1996
Vanguard(R) LifeStrategy(R) Conservative Growth Fund    16.57%      3.30 %      4.16 %        N/A          9.31%     09/30/1994
Vanguard(R) LifeStrategy(R) Growth Fund                 28.52%     (0.47)%      1.81 %        N/A         10.02%     09/30/1994
Vanguard(R) LifeStrategy(R) Income Fund                 10.77%      4.89 %      5.10 %        N/A          8.89%     09/30/1994
Vanguard(R) LifeStrategy(R) Moderate Growth Fund        22.40%      1.59 %      3.08 %        N/A          9.81%     09/30/1994
Vanguard(R) VIF Balanced Portfolio                      20.45%      5.47 %      6.20 %      11.04%            *      05/23/1991
Vanguard(R) VIF Capital Growth Portfolio                37.24%       N/A         N/A          N/A         26.56%     12/03/2002
Vanguard(R) VIF Diversified Value Portfolio             31.12%      4.25 %       N/A          N/A          4.51%     02/08/1999
Vanguard(R) VIF Equity Income Portfolio                 24.44%      1.17 %      2.37 %      11.21%            *      06/07/1993
Vanguard(R) VIF Equity Index Portfolio                  28.47%     (4.15)%     (0.62)%      10.99%            *      04/29/1991
Vanguard(R) VIF Growth Portfolio                        26.13%    (18.01)%    (11.60)%       5.82%            *      06/07/1993
Vanguard(R) VIF High Yield Bond Portfolio               16.87%      7.01 %      4.31 %        N/A          6.13%     06/03/1996
Vanguard(R) VIF International Portfolio                 34.88%     (3.16)%      1.22 %        N/A          6.08%     06/03/1994
Vanguard(R) VIF Mid-Cap Index Portfolio                 34.06%      4.41 %       N/A          N/A         11.16%     02/09/1999
Vanguard(R) VIF Money Market Portfolio                   1.01%      2.35 %      3.73 %       4.51%            *      05/02/1991
Vanguard(R) VIF REIT Index Portfolio                    35.48%     16.30 %       N/A          N/A         14.52%     02/09/1999
Vanguard(R) VIF Short-Term Corporate Portfolio           3.55%      5.87 %       N/A          N/A          5.69%     02/08/1999
Vanguard(R) VIF Small Company Growth Portfolio          41.07%      4.21 %     16.15 %        N/A         12.98%     06/03/1996
Vanguard(R) VIF Total Bond Market Index Portfolio        4.02%      6.86 %      6.14 %       6.65%            *      04/29/1991
Vanguard(R) VIF Total Stock Market Index Portfolio        N/A        N/A         N/A          N/A         28.05%     01/08/2003

--------------------

/1/  "N/A" indicates data is not available for the stated period.

/2/ "*" indicates SEC rules that require us to show return information for no more than 10 years.

     Vanguard(R) VIF Money Market Investment Option Yield and Effective Yield Calculations. We calculate the Vanguard(R) VIF Money Market Investment Option's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

     . We take the net change in the value of your single premium payment during the period.

     . We divide that net change by the value of your single premium payment at the beginning of the period to obtain the base period return.

     . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

     . We carry the current yield figure to the nearest one-hundredth of one percent.

     We do not include realized capital gains or losses and unrealized appreciation or depreciation of the investment option's division in the calculation. The Vanguard(R) VIF Money Market Investment Option's historical yield for the seven day period ended December 31, 2003 was (0.27)%.

     We determine the Vanguard(R) VIF Money Market Investment Option's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) raised to the power of (365/7) - 1. The Vanguard(R) VIF Money Market Investment Option's historical effective yield for the seven day period ended December 31, 2003 was (0.27)%. Yield and effective yield do not reflect the deduction of any charges that we may impose when you redeem Annuity Units.

     The yield and effective yield calculations above do not reflect any Contract or Contract-related charges and deductions of the Separate Account. If these charges had been reflected, then the yield and effective yield calculations would have been lower than what is currently shown.

                               CONTRACT PROVISIONS

Variable Income Payments

     A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each Variable Annuity Income payment determined by our currently used rate factor and the Annuity Unit Values.

Annuity Unit Value

     The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100 for the Contracts. This was done when the first underlying fund shares were purchased for the Contracts. The Annuity Unit Value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit Value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

     (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit Value is being determined; and

     (b)  is the Assumed Investment Return for such Valuation Period.

     The Assumed Investment Return adjusts for the rate of return assumed in determining the first variable Income Payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

     The net investment factor is used to determine how investment results of a fund and Contract fees and charges affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a) is equal to:

          (i) the net asset value per share of the underlying fund held in the subaccount determined at the end of that Valuation Period, plus

          (ii) the per share amount of any dividend or capital gain distribution made by the underlying fund held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

          (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

     (b) is equal to:

          (i) the net asset value per share of the underlying fund held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

          (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

     (c) is equal to the mortality and expense risk charge rate for the Valuation Period.

     The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

     We will require proof of the age and gender of the Annuitant before making any annuity payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If Income Payments have begun, any underpayment that may have been made will be paid in full with the next Income Payments, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

     If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                   ADDITIONAL INFORMATION ABOUT THE CONTRACTS

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

     Certain Arrangements. Most of the advisers or administrators of the funds make certain payments to us, on a quarterly basis, for certain administrative, Contract, and Contract owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the funds, the options or Contract owners.

     Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the Contract prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                               MATERIAL CONFLICTS

     We are required to track events to identify any material conflicts from using underlying funds for both variable life and variable annuity separate accounts. The boards of the funds, AI Life, and other insurance companies participating in the funds have this same duty. There may be a material conflict if:

     .    state insurance law or federal income tax law changes;

     .    investment management of an underlying fund changes; or

     . voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying funds involved from investment by our variable investment options. We may take other action to protect Contract owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying fund's adviser or its investment in the Contracts. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract owners.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP ("PWC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent auditor for AI Life. AIG uses PWC as its corporate-wide auditing firm.

Separate Account Financial Statements

     The statement of net assets as of December 31, 2003 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2003 of the Separate Account, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AI Life Financial Statements

     The balance sheets of AI Life at December 31, 2003 and 2002 and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2003, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Index to Financial Statements

I.      Variable Account A 2003 Financial Statements                                          Page
        --------------------------------------------                                          ----

Report of PricewaterhouseCoopers LLP, Independent Auditors................................    VA A  1
Statement of Net Assets as of December 31, 2003 and Statement of Operations for
         the year ended December 31, 2003.................................................    VA A  2
Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002             VA A  16
Notes to Financial Statements.............................................................    VA A  30

II.     AI Life 2003 Financial Statements                                                     Page
        ---------------------------------                                                     ----
Report of PricewaterhouseCoopers LLP, Independent Auditors................................    F - 2
Balance Sheets as of December 31, 2003 and 2002...........................................    F - 3
Statements of Income for the years ended December 31, 2003, 2002 and 2001.................    F - 5
Statements of Shareholder's Equity for the years ended December 31, 2003,
         2002 and 2001....................................................................    F - 6
Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.............    F - 7
Statements of Comprehensive Income for the years ended December 31, 2003,
         2002 and 2001....................................................................    F - 8
Notes to Financial Statements.............................................................    F - 9

[Letterhead of PricewaterhouseCoopers]
--------------------------------------------------------------------------------
                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356-4000

                       Report of the Independent Auditors

To the Board of Directors of American International Life Assurance Company of New York and Contract Owners of American Life Assurance Company of New York Variable Account A

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts listed in Note A of American International Life Assurance Company of New York Variable Account A (the "Separate Account") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
April 6, 2004

                                      VA A
                                        1

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                           Alliance-
                                          AIM V.I.         AIM V.I.        Bernstein
                                          Capital       International       Americas         Alliance-
                                        Appreciation        Growth         Government        Bernstein
                                           Fund -           Fund -           Income         Global Bond
                                          Series I         Series I         Portfolio        Portfolio
                                           shares           shares          - Class A        - Class A
                                        Sub-account      Sub-account       Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $      385,870   $      173,791   $    5,376,625   $    2,005,192
   Due from (to) American
    International Life Assurance
    Company of New York                             0               (7)             (10)             (13)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $      385,870   $      173,784   $    5,376,615   $    2,005,179
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $       13,329
   Contract owners - accumulation
    reserves                                  385,870          173,784        5,376,615        1,991,850
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $      385,870   $      173,784   $    5,376,615   $    2,005,179
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $          830   $      262,293   $      123,656
   Mortality and expense risk and
    administrative charges                     (4,780)          (1,956)         (81,900)         (28,621)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   (4,780)          (1,126)         180,393           95,035
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               (13,784)          (5,637)          59,786          150,990
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             102,131           42,184           95,909          (24,800)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                         88,347           36,547          155,695          126,190
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $       83,567   $       35,421   $      336,088   $      221,225
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        2

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                         Alliance-        Alliance-        Alliance-
                                         Bernstein        Bernstein        Bernstein        Alliance-
                                       Global Dollar      Growth and       Growth and       Bernstein
                                         Government         Income           Income           Growth
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class A        - Class A        - Class B        - Class A
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $    3,530,340   $   34,921,456   $    8,442,836   $   17,199,049
   Due from (to) American
    International Life Assurance
    Company of New York                            (6)             (49)               0                0
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    3,530,334   $   34,921,407   $    8,442,836   $   17,199,049
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $       45,781   $       29,718   $            0
   Contract owners - accumulation
    reserves                                3,530,334       34,875,626        8,413,118       17,199,049
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    3,530,334   $   34,921,407   $    8,442,836   $   17,199,049
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $      134,954   $      349,037   $       55,517   $            0
   Mortality and expense risk and
    administrative charges                    (38,330)        (457,323)         (94,905)        (219,574)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   96,624         (108,286)         (39,388)        (219,574)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               183,128       (1,248,607)        (163,863)      (2,109,059)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             432,772       10,107,340        2,034,160        6,821,863
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        615,900        8,858,733        1,870,297        4,712,804
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      712,524   $    8,750,447   $    1,830,909   $    4,493,230
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        3

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                                            Alliance-
                                          Alliance-       Alliance-        Alliance-        Bernstein
                                          Bernstein       Bernstein        Bernstein      International
                                           Growth         High Yield     International        Value
                                          Portfolio       Portfolio        Portfolio        Portfolio
                                          - Class B       - Class A        - Class A        - Class A
                                         Sub-account     Sub-account       Sub-account     Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $    2,951,073   $    3,615,071   $    5,120,679   $    1,329,491
   Due from (to) American
    International Life Assurance
    Company of New York                             0               (6)               0               (5)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    2,951,073   $    3,615,065   $    5,120,679   $    1,329,486
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $        6,321   $            0   $            0
   Contract owners - accumulation
    reserves                                2,951,073        3,608,744        5,120,679        1,329,486
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    2,951,073   $    3,615,065   $    5,120,679   $    1,329,486
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $      147,104   $        6,050   $        3,380
   Mortality and expense risk and
    administrative charges                    (32,896)         (40,383)         (60,981)         (14,206)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (32,896)         106,721          (54,931)         (10,826)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (117,315)         (85,645)          58,670          177,276
   Capital gain distributions
    from mutual funds                               0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             823,367          510,038        1,176,037          227,902
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        706,052          424,393        1,234,707          405,178
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      673,156   $      531,114   $    1,179,776   $      394,352
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        4

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                           Alliance-        Alliance-
                                         Alliance-        Alliance-        Bernstein        Bernstein
                                         Bernstein        Bernstein         Premier          Premier
                                        Money Market     Money Market        Growth           Growth
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class A        - Class B        - Class A        - Class B
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market    $   5,665,165    $   4,131,521   $   24,953,774   $    3,870,495
   Due from (to) American
    International Life Assurance
    Company of New York                          (229)             143                0                0
                                       --------------   --------------   --------------   --------------
NET ASSETS                              $   5,664,936    $   4,131,664   $   24,953,774   $    3,870,495
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                            $           0    $           0   $       11,490   $            0
   Contract owners - accumulation
    reserves                                5,664,936        4,131,664       24,942,284        3,870,495
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                         $   5,664,936    $   4,131,664   $   24,953,774   $    3,870,495
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds          $      38,171    $      15,839   $            0   $            0
   Mortality and expense risk and
    administrative charges                    (97,628)         (76,254)        (336,324)         (47,741)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (59,457)         (60,415)        (336,324)         (47,741)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                     0                0       (2,920,479)          24,114
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0                0        8,049,101          690,401
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                              0                0        5,128,622          714,515
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             ($      59,457)  ($      60,415)  $    4,792,298   $      666,774
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        5

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                          Alliance-        Alliance-
                                         Alliance-        Bernstein        Bernstein        Alliance-
                                         Bernstein       Real Estate       Small Cap        Bernstein
                                           Quasar         Investment         Value          Technology
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class A        - Class A        - Class A        - Class A
                                         Sub-account     Sub-account       Sub-account     Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $    5,828,711   $    3,702,662   $    3,898,966   $   14,690,757
   Due from (to) American
    International Life Assurance
    Company of New York                             0              (22)               0                0
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    5,828,711   $    3,702,640   $    3,898,966   $   14,690,757
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $        8,670   $        4,113   $            0   $        5,619
   Contract owners - accumulation
    reserves                                5,820,041        3,698,527        3,898,966       14,685,138
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    5,828,711   $    3,702,640   $    3,898,966   $   14,690,757
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $       87,666   $       44,453   $            0
   Mortality and expense risk and
    administrative charges                    (68,107)         (45,688)         (39,716)        (186,288)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (68,107)          41,978            4,737         (186,288)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (373,642)         165,810          (54,348)      (3,471,665)
   Capital gain distributions from
    mutual funds                                    0                0           11,290                0
   Net unrealized appreciation
    (depreciation) of investments           2,345,173          843,804        1,001,006        8,327,719
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                      1,971,531        1,009,614          957,948        4,856,054
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $    1,903,424   $    1,051,592   $      962,685   $    4,669,766
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        6

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                            Alliance-        Alliance-
                                                                            Bernstein        Bernstein
                                                                              U.S.             U.S.
                                         Alliance-        Alliance-        Government/      Government/
                                         Bernstein        Bernstein        High Grade       High Grade
                                         Technology      Total Return      Securities       Securities
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class B        - Class A        - Class A        - Class B
                                         Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $    1,851,403   $   13,142,279   $   11,692,995   $      183,162
   Due from (to) American
    International Life Assurance
    Company of New York                             0             (386)            (415)             (15)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    1,851,403   $   13,141,893   $   11,692,580   $      183,147
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $       41,114   $       47,798   $            0
   Contract owners - accumulation
    reserves                                1,851,403       13,100,779       11,644,782          183,147
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    1,851,403   $   13,141,893   $   11,692,580   $      183,147
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $      329,043   $      544,305   $        7,754
   Mortality and expense risk and
    administrative charges                    (22,282)        (173,298)        (200,563)          (2,958)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (22,282)         155,745          343,742            4,796
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (151,065)        (308,077)         475,526            1,948
   Capital gain distributions from
    mutual funds                                    0                0            4,652               69
   Net unrealized appreciation
    (depreciation) of investments             721,264        2,137,321         (474,839)          (2,863)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        570,199        1,829,244            5,339             (846)
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      547,917   $    1,984,989   $      349,081   $        3,950
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        7

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                           Alliance-
                                         Alliance-        Alliance-        Bernstein
                                         Bernstein        Bernstein        Worldwide
                                       Utility Income       Value        Privitization     Delaware VIP
                                         Portfolio        Portfolio        Portfolio         Balanced
                                         - Class A        - Class B        - Class A          Series
                                         Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $    3,609,496   $    4,394,596   $    4,392,973   $      162,385
   Due from (to) American
    International Life Assurance
    Company of New York                            (7)              (1)              (3)             (27)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    3,609,489   $    4,394,595   $    4,392,970   $      162,358
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $        4,677   $            0
   Contract owners - accumulation
    reserves                                3,609,489        4,394,595        4,388,293          162,358
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    3,609,489   $    4,394,595   $    4,392,970   $      162,358
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $      106,376   $       23,762   $       42,269   $        6,677
   Mortality and expense risk and
    administrative charges                    (46,442)         (46,163)         (51,319)          (2,271)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   59,934          (22,401)          (9,050)           4,406
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (287,810)         (75,329)        (357,096)         (37,281)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             791,609          910,636        1,681,533           60,643
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        503,799          835,307        1,324,437           23,362
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      563,733   $      812,906   $    1,315,387   $       27,768
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        8

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                        Delaware VIP     Delaware VIP     Delaware VIP
                                          Capital            Cash            Growth        Delaware VIP
                                          Reserves         Reserves      Opportunities      High Yield
                                           Series           Series           Series           Series
                                         Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $      228,388    $     584,432   $      614,921   $       51,973
   Due from (to) American
    International Life Assurance
    Company of New York                           262               54                0               (2)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $      228,650    $     584,486   $      614,921   $       51,971
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0    $           0   $            0   $            0
   Contract owners - accumulation
    reserves                                  228,650          584,486          614,921           51,971
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $      228,650    $     584,486   $      614,921   $       51,971
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $       11,875    $       2,157   $            0   $        6,136
   Mortality and expense risk and
    administrative charges                     (3,735)          (5,058)          (7,589)            (931)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                    8,140           (2,901)          (7,589)           5,205
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                 9,508                0         (127,661)         (29,233)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              (5,904)               0          335,616           42,081
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                          3,604                0          207,955           12,848
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $       11,744   ($       2,901)  $      200,366   $       18,053
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                        9

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                           Dreyfus VIF
                                                                         Small Company     Fidelity VIP
                                        Delaware VIP    Dreyfus Stock        Stock        Asset Manager
                                         Large Cap        Index Fund       Portfolio        Portfolio
                                           Value          - Initial        - Initial        - Initial
                                           Series           shares           shares           Class
                                         Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $    1,627,394   $    1,862,469   $      250,081   $      791,672
   Due from (to) American
    International Life Assurance
    Company of New York                           (20)              51                0              (30)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    1,627,374   $    1,862,520   $      250,081   $      791,642
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                1,627,374        1,862,520          250,081          791,642
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    1,627,374   $    1,862,520   $      250,081   $      791,642
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $       45,185   $       25,249   $          251   $       27,609
   Mortality and expense risk and
    administrative charges                    (25,219)         (23,994)          (2,973)         (10,375)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   19,966            1,255           (2,722)          17,234
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (118,316)         (92,633)          (3,523)         (27,484)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             571,749          499,070           77,836          121,780
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        453,433          406,437           74,313           94,296
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      473,399   $      407,692   $       71,591   $      111,530
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       10

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                                           Fidelity VIP
                                        Fidelity VIP     Fidelity VIP     Fidelity VIP     Investment
                                         Contrafund         Growth         High Income     Grade Bond
                                        Portfolio -      Portfolio -       Portfolio -     Portfolio -
                                       Initial Class    Initial Class    Initial Class    Initial Class
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $      744,389   $    1,972,868   $      234,211   $      606,072
   Due from (to) American
    International Life Assurance
    Company of New York                            (2)               0               (2)             (41)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $      744,387   $    1,972,868   $      234,209   $      606,031
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $       17,552
   Contract owners - accumulation
    reserves                                  744,387        1,972,868          234,209          588,479
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $      744,387   $    1,972,868   $      234,209   $      606,031
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $        2,920   $        5,172   $       16,383   $       33,875
   Mortality and expense risk and
    administrative charges                     (9,101)         (25,695)          (3,169)          (9,235)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   (6,181)         (20,523)          13,214           24,640
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                (8,101)        (243,399)         (33,128)          10,591
   Capital gain distributions from
    mutual funds                                    0                0                0            3,034
   Net unrealized appreciation
    (depreciation) of investments             171,897          763,421           69,719          (13,521)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        163,796          520,022           36,591              104
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      157,615   $      499,499   $       49,805   $       24,744
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       11

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                        Fidelity VIP     Fidelity VIP                     Merrill Lynch
                                        Money Market       Overseas        Mercury HW      Basic Value
                                        Portfolio -      Portfolio -      International     V.I. Fund
                                       Initial Class    Initial Class     VIP Portfolio     - Class I
                                        Sub-account      Sub-account       Sub-account     Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market    $   1,658,066   $       71,638   $            0   $       90,433
   Due from (to) American
    International Life Assurance
    Company of New York                            (3)               0                0              (10)
                                       --------------   --------------   --------------   --------------
NET ASSETS                              $   1,658,063   $       71,638   $            0   $       90,423
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                            $           0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                1,658,063           71,638                0           90,423
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                         $   1,658,063   $       71,638   $            0   $       90,423
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds          $      18,969   $          727   $           17   $          910
   Mortality and expense risk and
    administrative charges                    (26,510)          (1,059)            (307)          (1,060)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   (7,541)            (332)            (290)            (150)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                     0          (22,105)          (1,187)             (20)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0           48,590            6,025           22,130
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                              0           26,485            4,838           22,110
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             ($       7,541)  $       26,153   $        4,548   $       21,960
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       12

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                        Merrill Lynch    Merrill Lynch
                                       Merrill Lynch      Developing         Global       Merrill Lynch
                                         Core Bond         Capital         Allocation     Global Growth
                                         V.I. Fund       Markets V.I.      V.I. Fund        V.I. Fund
                                         - Class I      Fund - Class I     - Class I        - Class I
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $       70,730   $            0   $       55,255   $       12,657
   Due from (to) American
    International Life Assurance
    Company of New York                           (28)               0              (18)               0
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $       70,702   $            0   $       55,237   $       12,657
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                   70,702                0           55,237           12,657
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $       70,702   $            0   $       55,237   $       12,657
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $        2,705   $          157   $        1,464   $          114
   Mortality and expense risk and
    administrative charges                       (991)            (137)            (703)            (149)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                    1,714               20              761              (35)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                   237             (881)            (235)             (67)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                 337            3,324           11,487            3,339
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                            574            2,443           11,252            3,272
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $        2,288   $        2,463   $       12,013   $        3,237
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       13

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                       Merrill Lynch    Merrill Lynch
                                        High Current    International     Merrill Lynch     UBS Series
                                           Income           Value        Large Cap Core   Trust Tactical
                                         V.I. Fund        V.I. Fund        V.I. Fund        Allocation
                                         - Class I        - Class I        - Class I        Portfolio
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $       40,194   $       23,601   $       16,963   $      198,212
   Due from (to) American
    International Life Assurance
    Company of New York                           (27)               4               (1)               2
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $       40,167   $       23,605   $       16,962   $      198,214
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                   40,167           23,605           16,962          198,214
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $       40,167   $       23,605   $       16,962   $      198,214
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $        3,024   $          655   $           60   $        2,915
   Mortality and expense risk and
    administrative charges                       (537)             (36)            (204)          (3,577)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                    2,487              619             (144)            (662)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                  (107)               3              (84)         (74,170)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments               5,830            1,608            4,352          127,692
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                          5,723            1,611            4,268           53,522
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $        8,210   $        2,230   $        4,124   $       52,860
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       14

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                          Van Eck
                                         Worldwide         Van Eck
                                         Emerging         Worldwide
                                          Markets        Hard Assets
                                           Fund             Fund
                                        Sub-account      Sub-account
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS
   Investment securities - at market   $       54,822   $       14,994
   Due from (to) American
    International Life Assurance
    Company of New York                             0                1
                                       --------------   --------------
NET ASSETS                             $       54,822   $       14,995
                                       ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0
   Contract owners - accumulation
    reserves                                   54,822           14,995
                                       --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $       54,822   $       14,995
                                       ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $           30   $           53
   Mortality and expense risk and
    administrative charges                       (263)            (278)
                                       --------------   --------------
NET INVESTMENT INCOME (LOSS)                     (233)            (225)
                                       --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                    32               69
   Capital gain distributions from
    mutual funds                                    0                0
   Net unrealized appreciation
    (depreciation) of investments              14,529            4,703
                                       --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                         14,561            4,772
                                       --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $       14,328   $        4,547
                                       ==============   ==============

See accompanying notes.
                                      VA A
                                       15

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                           Alliance-
                                          AIM V.I.                         Bernstein
                                          Capital          AIM V.I.         Americas        Alliance-
                                        Appreciation     International     Government       Bernstein
                                            Fund          Growth Fund        Income        Global Bond
                                         - Series I       - Series I       Portfolio        Portfolio
                                           shares           shares         - Class A        - Class A
                                         Sub-account      Sub-account     Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($       4,780)  ($       1,126)  $      180,393    $      95,035
   Net realized gain (loss) on
    investments                               (13,784)          (5,637)          59,786          150,990
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             102,131           42,184           95,909          (24,800)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     83,567           35,421          336,088          221,225
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                            9,272            5,210          289,415           53,183
   Administrative charges                        (469)            (359)          (4,994)          (2,316)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                     (2,190)          15,891           68,227          874,936
   Contract withdrawals                       (11,220)          (7,503)      (1,171,686)        (748,557)
   Deferred sales charges                        (309)            (330)          (5,602)         (11,982)
   Death benefits                                   0                0          (66,960)          (6,803)
   Annuity payments                                 0                0                0           (1,123)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  (4,916)          12,909         (891,600)         157,338
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        78,651           48,330         (555,512)         378,563
NET ASSETS:
   Beginning of year                          307,219          125,454        5,932,127        1,626,616
                                       --------------   --------------   --------------   --------------
   End of year                          $     385,870    $     173,784   $    5,376,615    $   2,005,179
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       5,385)  ($       1,281)  $      228,287   ($       4,865)
   Net realized gain (loss) on
    investments                               (50,969)         (60,354)         (48,339)          30,706
   Capital gain distributions from
    mutual funds                                    0                0           23,576                0
   Net unrealized appreciation
    (depreciation) of investments             (62,046)          35,725          293,704          155,039
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (118,400)         (25,910)         497,228          180,880
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           16,537            6,001          620,324          177,751
   Administrative charges                        (535)            (378)          (4,759)          (1,119)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    (24,582)         (63,677)       1,246,361          787,126
   Contract withdrawals                       (40,538)         (11,079)      (2,062,488)        (577,666)
   Deferred sales charges                        (534)            (475)         (25,448)          (7,809)
   Death benefits                                   0                0         (153,668)         (74,966)
   Annuity payments                                 0                0                0             (934)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 (49,652)         (69,608)        (379,678)         302,383
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (168,052)         (95,518)         117,550          483,263
NET ASSETS:
   Beginning of year                          475,271          220,972        5,814,577        1,143,353
                                       --------------   --------------   --------------   --------------
   End of year                          $     307,219    $     125,454   $    5,932,127    $   1,626,616
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       16

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                         Alliance-        Alliance-        Alliance-
                                         Bernstein        Bernstein        Bernstein        Alliance-
                                       Global Dollar      Growth and       Growth and       Bernstein
                                         Government         Income           Income           Growth
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class A        - Class A        - Class B        - Class A
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $       96,624   ($     108,286)  ($      39,388)  ($     219,574)
   Net realized gain (loss) on
    investments                               183,128       (1,248,607)        (163,863)      (2,109,059)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             432,772       10,107,340        2,034,160        6,821,863
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    712,524        8,750,447        1,830,909        4,493,230
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                            3,455          (26,010)         369,797            7,829
   Administrative charges                      (3,115)         (26,329)         (10,558)         (15,255)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                  1,553,650         (267,346)         987,342          142,897
   Contract withdrawals                      (733,317)      (4,829,042)        (199,673)      (1,965,852)
   Deferred sales charges                     (16,846)         (48,170)          (5,946)         (10,259)
   Death benefits                             (86,524)        (525,692)         (66,200)        (110,275)
   Annuity payments                                 0          (29,984)          (3,867)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 717,303       (5,752,573)       1,070,895       (1,950,915)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,429,827        2,997,874        2,901,804        2,542,315
NET ASSETS:
   Beginning of year                        2,100,507       31,923,533        5,541,032       14,656,734
                                       --------------   --------------   --------------   --------------
   End of year                         $    3,530,334    $  34,921,407    $   8,442,836    $  17,199,049
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $      131,078   ($     333,764)  ($      43,892)  ($     286,809)
   Net realized gain (loss) on
    investments                                26,932       (2,516,441)        (365,443)      (6,142,639)
   Capital gain distributions from
    mutual funds                                    0        1,463,970          184,831                0
   Net unrealized appreciation
    (depreciation) of investments             105,683      (10,727,172)      (1,307,904)      (1,112,068)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    263,693      (12,113,407)      (1,532,408)      (7,541,516)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                          317,403           20,711        2,770,251           15,056
   Administrative charges                      (1,889)         (34,730)          (7,828)         (19,411)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    537,210       (2,910,403)         608,983       (1,994,977)
   Contract withdrawals                      (956,911)     (11,863,862)        (208,796)      (5,137,670)
   Deferred sales charges                     (13,368)        (168,471)          (5,210)         (50,747)
   Death benefits                             (25,308)        (566,968)             307         (153,663)
   Annuity payments                                 0           (2,561)          (2,317)          (5,001)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (142,863)     (15,526,284)       3,155,390       (7,346,413)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       120,830      (27,639,691)       1,622,982      (14,887,929)
NET ASSETS:
   Beginning of year                        1,979,677       59,563,224        3,918,050       29,544,663
                                       --------------   --------------   --------------   --------------
   End of year                         $    2,100,507    $  31,923,533    $   5,541,032    $  14,656,734
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       17

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                                            Alliance-
                                         Alliance-        Alliance-        Alliance-        Bernstein
                                         Bernstein        Bernstein        Bernstein       International
                                           Growth         High Yield      International       Value
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class B        - Class A        - Class A        - Class A
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      32,896)  $      106,721   ($      54,931)  ($      10,826)
   Net realized gain (loss) on
    investments                              (117,315)         (85,645)          58,670          177,276
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             823,367          510,038        1,176,037          227,902
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    673,156          531,114        1,179,776          394,352
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                          261,080          135,864          109,635           98,499
   Administrative charges                      (3,998)          (3,758)          (4,442)          (1,214)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    366,445          782,932          209,398          166,913
   Contract withdrawals                      (140,031)        (258,186)        (553,003)         (27,611)
   Deferred sales charges                      (4,005)          (6,680)          (6,557)            (922)
   Death benefits                               7,185          (14,472)          (1,758)          (4,059)
   Annuity payments                                 0             (575)               0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 486,676          635,125         (246,727)         231,606
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,159,832        1,166,239          933,049          625,958
NET ASSETS:
   Beginning of year                        1,791,241        2,448,826        4,187,630          703,528
                                       --------------   --------------   --------------   --------------
   End of year                          $   2,951,073   $    3,615,065    $   5,120,679    $   1,329,486
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      26,380)  $      110,606   ($      72,130)  ($       6,190)
   Net realized gain (loss) on
    investments                              (299,644)        (143,921)      (3,978,781)         (91,627)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (347,603)         (58,112)       3,150,991           41,122
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (673,627)         (91,427)        (899,920)         (56,695)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                          909,250          479,679          274,758          344,342
   Administrative charges                      (3,017)          (2,095)          (5,435)            (606)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    (83,378)         540,815         (539,827)         354,561
   Contract withdrawals                       (79,275)        (279,371)      (1,237,860)         (11,762)
   Deferred sales charges                      (4,286)          (6,310)         (25,015)             (37)
   Death benefits                                 300          (24,189)         (39,459)               0
   Annuity payments                                 0             (446)               0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 739,594          708,083       (1,572,838)         686,498
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        65,967          616,656       (2,472,758)         629,803
NET ASSETS:
   Beginning of year                        1,725,274        1,832,170        6,660,388           73,725
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,791,241   $    2,448,826    $   4,187,630    $     703,528
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       18

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                         Alliance-        Alliance-        Alliance-        Alliance-
                                         Bernstein        Bernstein        Bernstein        Bernstein
                                        Money Market     Money Market    Premier Growth   Premier Growth
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                         - Class A        - Class B        - Class A        - Class B
                                        Sub-account       Sub-account     Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      59,457)  ($      60,415)  ($     336,324)  ($      47,741)
   Net realized gain (loss) on
    investments                                     0                0       (2,920,479)          24,114
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0                0        8,049,101          690,401
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    (59,457)         (60,415)       4,792,298          666,774
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                            4,737        1,277,075           (5,895)         140,620
   Administrative charges                      (5,958)          (6,186)         (22,585)          (5,697)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    415,018         (356,352)        (666,363)         197,171
   Contract withdrawals                    (4,404,109)      (1,300,061)      (2,628,177)        (108,984)
   Deferred sales charges                     (26,476)          (1,783)         (31,625)          (3,162)
   Death benefits                             (74,180)               0         (173,996)         (32,116)
   Annuity payments                                 0                0           (1,028)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (4,090,968)        (387,307)      (3,529,669)         187,832
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (4,150,425)        (447,722)       1,262,629          854,606
NET ASSETS:
   Beginning of year                        9,815,361        4,579,386       23,691,145        3,015,889
                                       --------------   --------------   --------------   --------------
   End of year                          $   5,664,936    $   4,131,664    $  24,953,774    $   3,870,495
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      43,376)  ($      22,763)  ($     479,685)  ($      42,560)
   Net realized gain (loss) on
    investments                                     0                0       (8,082,605)      (1,207,635)
   Capital gain distributions from
    mutual funds                                  (33)               0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0                0       (5,429,619)          47,146
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    (43,409)         (22,763)     (13,991,909)      (1,203,049)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           46,831        5,548,923           72,733        1,349,473
   Administrative charges                     (12,548)          (4,202)         (31,141)          (4,668)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                  2,538,592         (930,773)      (4,915,652)         377,641
   Contract withdrawals                   (10,252,479)      (3,026,276)      (7,812,938)         (68,149)
   Deferred sales charges                    (142,242)            (405)        (128,889)          (2,849)
   Death benefits                            (230,828)             352         (350,671)             292
   Annuity payments                                 0                0           (1,350)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (8,052,674)       1,587,619      (13,167,908)       1,651,740
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (8,096,083)       1,564,856      (27,159,817)         448,691
NET ASSETS:
   Beginning of year                       17,911,444        3,014,530       50,850,962        2,567,198
                                       --------------   --------------   --------------   --------------
   End of year                          $   9,815,361    $   4,579,386    $  23,691,145    $   3,015,889
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       19

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                          Alliance-        Alliance-
                                         Alliance-        Bernstein        Bernstein        Alliance-
                                         Bernstein       Real Estate       Small Cap        Bernstein
                                           Quasar         Investment         Value          Technology
                                         Portfolio        Portfolio         Portfolio       Portfolio
                                         - Class A        - Class A         - Class A       - Class A
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      68,107)  $       41,978    $       4,737   ($     186,288)
   Net realized gain (loss) on
    investments                              (373,642)         165,810          (54,348)      (3,471,665)
   Capital gain distributions from
    mutual funds                                    0                0           11,290                0
   Net unrealized appreciation
    (depreciation) of investments           2,345,173          843,804        1,001,006        8,327,719
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                  1,903,424        1,051,592          962,685        4,669,766
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           63,812           65,946          115,305            9,497
   Administrative charges                      (4,234)          (3,628)          (3,774)         (14,223)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    149,945           49,215          610,252         (293,580)
   Contract withdrawals                      (496,875)        (456,651)        (201,800)      (1,338,312)
   Deferred sales charges                      (9,186)          (7,307)         (11,182)         (20,995)
   Death benefits                             (31,818)          49,283          (26,671)        (159,018)
   Annuity payments                              (758)            (251)               0           (5,583)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (329,114)        (303,393)         482,130       (1,822,214)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,574,310          748,199        1,444,815        2,847,552
NET ASSETS:
   Beginning of year                        4,254,401        2,954,441        2,454,151       11,843,205
                                       --------------   --------------   --------------   --------------
   End of year                          $   5,828,711   $    3,702,640    $   3,898,966    $  14,690,757
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      80,398)  $       32,213   ($      23,101)  ($     255,067)
   Net realized gain (loss) on
    investments                              (767,736)         180,091           (8,629)      (8,787,261)
   Capital gain distributions from
    mutual funds                                    0                0              240                0
   Net unrealized appreciation
    (depreciation) of investments          (1,453,355)        (239,461)        (271,956)      (1,593,981)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                 (2,301,489)         (27,157)        (303,446)     (10,636,309)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                          213,211          377,719        1,340,611           83,761
   Administrative charges                      (4,685)          (2,843)          (2,784)         (17,926)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                   (188,812)         708,203          398,362       (2,717,333)
   Contract withdrawals                    (1,287,848)        (787,236)        (107,195)      (3,372,706)
   Deferred sales charges                     (31,243)         (19,821)          (6,295)         (73,720)
   Death benefits                             (12,531)          (8,346)               0         (221,309)
   Annuity payments                           (11,149)            (232)               0           (5,446)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,323,057)         267,444        1,622,699       (6,324,679)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (3,624,546)         240,287        1,319,253      (16,960,988)
NET ASSETS:
   Beginning of year                        7,878,947        2,714,154        1,134,898       28,804,193
                                       --------------   --------------   --------------   --------------
   End of year                          $   4,254,401   $    2,954,441    $   2,454,151    $  11,843,205
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       20

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                            Alliance-        Alliance-
                                                                           Bernstein        Bernstein
                                                                              U.S.             U.S.
                                          Alliance-        Alliance-       Government/      Government/
                                         Bernstein        Bernstein        High Grade       High Grade
                                         Technology      Total Return      Securities       Securities
                                         Portfolio -      Portfolio -      Portfolio -      Portfolio -
                                          Class B          Class A          Class A          Class B
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      22,282)  $      155,745   $      343,742   $        4,796
   Net realized gain (loss) on
    investments                              (151,065)        (308,077)         475,526            1,948
   Capital gain distributions from
    mutual funds                                    0                0            4,652               69
   Net unrealized appreciation
    (depreciation) of investments             721,264        2,137,321         (474,839)          (2,863)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    547,917        1,984,989          349,081            3,950
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           80,115          194,266          865,945                0
   Administrative charges                      (2,693)         (11,192)         (14,110)            (105)
   Net transfers from (to) other
    Sub-accounts or fixed rate option          52,419          353,155       (2,163,406)         (29,933)
   Contract withdrawals                       (64,751)        (952,764)      (3,162,104)          (9,163)
   Deferred sales charges                        (735)          (8,733)         (79,021)               0
   Death benefits                                 350         (129,594)        (670,653)               0
   Annuity payments                                 0           (6,732)          (6,453)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal transactions         64,705         (561,594)      (5,229,802)         (39,201)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       612,622        1,423,395       (4,880,721)         (35,251)
NET ASSETS:
   Beginning of year                        1,238,781       11,718,498       16,573,301          218,398
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,851,403   $   13,141,893   $   11,692,580   $      183,147
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      18,838)  $      170,149   $      123,238   $        1,600
   Net realized gain (loss) on
    investments                              (164,523)        (534,559)         176,730              771
   Capital gain distributions from
    mutual funds                                    0           62,349                0                0
   Net unrealized appreciation
    (depreciation) of investments            (592,052)      (1,510,360)         577,120            7,710
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (775,413)      (1,812,421)         877,088           10,081
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                          724,924        1,063,596        2,831,576                0
   Administrative charges                      (2,128)         (11,101)         (11,207)             (63)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    180,922          699,665        7,537,989           62,540
   Contract withdrawals                       (36,429)      (3,454,550)      (3,576,952)          (8,073)
   Deferred sales charges                      (1,576)         (47,118)         (79,057)            (115)
   Death benefits                                   0         (581,319)        (156,338)               0
   Annuity payments                                 0           (5,379)          (4,977)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 865,713       (2,336,206)       6,541,034           54,289
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        90,300       (4,148,627)       7,418,122           64,370
NET ASSETS:
   Beginning of year                        1,148,481       15,867,125        9,155,179          154,028
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,238,781   $   11,718,498   $   16,573,301   $      218,398
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       21

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                           Alliance-
                                          Alliance-        Alliance-       Bernstein
                                         Bernstein        Bernstein        Worldwide
                                       Utility Income       Value        Privitization     Delaware VIP
                                        Portfolio -      Portfolio -      Portfolio -       Balanced
                                          Class A          Class B          Class A          Series
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $       59,934   ($      22,401)  ($       9,050)  $        4,406
   Net realized gain (loss) on
    investments                              (287,810)         (75,329)        (357,096)         (37,281)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             791,609          910,636        1,681,533           60,643
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    563,733          812,906        1,315,387           27,768
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           78,985          257,288           10,288                0
   Administrative charges                      (3,193)          (5,071)          (3,647)            (227)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    174,727          726,414           36,366               (2)
   Contract withdrawals                      (455,071)        (132,748)        (540,451)         (71,695)
   Deferred sales charges                      (8,172)          (3,644)          (6,727)               0
   Death benefits                               9,486          (13,056)         (30,611)               0
   Annuity payments                                 0                0             (270)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (203,238)         829,183         (535,052)         (71,924)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       360,495        1,642,089          780,335          (44,156)
NET ASSETS:
   Beginning of year                        3,248,994        2,752,506        3,612,635          206,514
                                       --------------   --------------   --------------   --------------
   End of year                         $    3,609,489    $   4,394,595    $   4,392,970   $      162,358
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $       24,364   ($      33,243)   $      16,524   $        4,445
   Net realized gain (loss) on
    investments                            (1,137,980)        (229,482)        (782,351)          (7,931)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (228,956)        (325,442)         552,030          (40,862)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                 (1,342,572)        (588,167)        (213,797)         (44,348)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                          283,894        1,472,938          184,927                0
   Administrative charges                      (3,976)          (4,236)          (4,251)            (219)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                   (610,125)         (85,555)        (310,707)               1
   Contract withdrawals                    (1,198,183)        (157,305)      (1,175,839)         (20,578)
   Deferred sales charges                     (14,040)          (8,825)         (20,474)               0
   Death benefits                             (26,646)               0          (64,712)               0
   Annuity payments                                 0                0             (262)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,569,076)       1,217,017       (1,391,318)         (20,796)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (2,911,648)         628,850       (1,605,115)         (65,144)
NET ASSETS:
   Beginning of year                        6,160,642        2,123,656        5,217,750          271,658
                                       --------------   --------------   --------------   --------------
   End of year                         $    3,248,994    $   2,752,506    $   3,612,635   $      206,514
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       22

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A


                                        Delaware VIP     Delaware VIP     Delaware VIP
                                          Capital            Cash            Growth        Delaware VIP
                                          Reserves         Reserves      Opportunities      High Yield
                                           Series           Series           Series           Series
                                        Sub-account      Sub-account      Sub-account       Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $        8,140   ($       2,901)  ($       7,589)  $        5,205
   Net realized gain (loss) on
    investments                                 9,508                0         (127,661)         (29,233)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              (5,904)               0          335,616           42,081
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     11,744           (2,901)         200,366           18,053
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0                0                0
   Administrative charges                        (110)            (148)            (665)             (85)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                   (132,697)         411,108         (138,922)              (1)
   Contract withdrawals                       (16,100)               0          (92,314)         (46,212)
   Deferred sales charges                           0                0                0                0
   Death benefits                                   0                0                0                0
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (148,907)         410,960         (231,901)         (46,298)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (137,163)         408,059          (31,535)         (28,245)
NET ASSETS:
   Beginning of year                          365,813          176,427          646,456           80,216
                                       --------------   --------------   --------------   --------------
   End of year                         $      228,650    $     584,486    $     614,921   $       51,971
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $       10,977    $          11    $     149,138   $       11,462
   Net realized gain (loss) on
    investments                                   113                0         (325,742)         (42,175)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments               7,347                0         (141,307)          29,867
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     18,437               11         (317,911)            (846)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0                0                0
   Administrative charges                        (149)             (94)          (1,084)            (112)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                     37,985                0           (2,036)               0
   Contract withdrawals                        (2,087)         (22,757)        (727,632)         (48,994)
   Deferred sales charges                           0                0                0                0
   Death benefits                                   0                0                0                0
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  35,749          (22,851)        (730,752)         (49,106)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        54,186          (22,840)      (1,048,663)         (49,952)
NET ASSETS:
   Beginning of year                          311,627          199,267        1,695,119          130,168
                                       --------------   --------------   --------------   --------------
   End of year                         $      365,813    $     176,427    $     646,456   $       80,216
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       23

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                          Dreyfus VIF
                                                                          Small Company    Fidelity VIP
                                        Delaware VIP     Dreyfus Stock       Stock         Asset Manager
                                         Large Cap        Index Fund      Portfolio -      Portfolio -
                                           Value          - Initial         Initial          Initial
                                          Series           shares           shares           Class
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $       19,966    $       1,255   ($       2,722)  $       17,234
   Net realized gain (loss) on
    investments                              (118,316)         (92,633)          (3,523)         (27,484)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             571,749          499,070           77,836          121,780
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    473,399          407,692           71,591          111,530
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0            7,212            2,700                0
   Administrative charges                      (1,225)          (1,789)            (198)            (537)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                   (139,493)          55,242           15,144            4,024
   Contract withdrawals                      (950,174)        (232,375)         (22,850)         (71,448)
   Deferred sales charges                           0             (679)            (403)            (454)
   Death benefits                                   0          (25,583)         (11,018)               0
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,090,892)        (197,972)         (16,625)         (68,415)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (617,493)         209,720           54,966           43,115
NET ASSETS:
   Beginning of year                        2,244,867        1,652,800          195,115          748,527
                                       --------------   --------------   --------------   --------------
   End of year                         $    1,627,374    $   1,862,520    $     250,081   $      791,642
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $       12,147   ($       2,370)  ($       2,803)  $       26,212
   Net realized gain (loss) on
    investments                               (69,956)        (265,159)           2,066          (89,560)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (560,736)        (381,559)         (49,664)         (43,890)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (618,545)        (649,088)         (50,401)        (107,238)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0           15,049            1,201            2,100
   Administrative charges                      (1,534)          (2,344)            (170)            (665)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    (35,937)        (176,190)          27,743         (136,423)
   Contract withdrawals                      (512,020)        (446,973)         (12,739)         (95,281)
   Deferred sales charges                           0           (9,615)             (66)          (1,650)
   Death benefits                                   0                0                0          (12,808)
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (549,491)        (620,073)          15,969         (244,727)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (1,168,036)      (1,269,161)         (34,432)        (351,965)
NET ASSETS:
   Beginning of year                        3,412,903        2,921,961          229,547        1,100,492
                                       --------------   --------------   --------------   --------------
   End of year                         $    2,244,867    $   1,652,800    $     195,115   $      748,527
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       24

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                                                           Fidelity VIP
                                        Fidelity VIP     Fidelity VIP     Fidelity VIP     Investment
                                        Contrafund         Growth         High Income      Grade Bond
                                        Portfolio -      Portfolio -      Portfolio -      Portfolio -
                                       Initial Class    Initial Class    Initial Class    Initial Class
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($       6,181)  ($      20,523)  $       13,214   $       24,640
   Net realized gain (loss) on
    investments                                (8,101)        (243,399)         (33,128)          10,591
   Capital gain distributions from
    mutual funds                                    0                0                0            3,034
   Net unrealized appreciation
    (depreciation) of investments             171,897          763,421           69,719          (13,521)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    157,615          499,499           49,805           24,744
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           15,454           12,075            2,760            1,800
   Administrative charges                        (963)          (2,040)            (161)            (572)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                       (522)          (2,971)             285          (17,533)
   Contract withdrawals                       (23,874)        (269,951)         (32,950)         (82,957)
   Deferred sales charges                      (1,215)          (1,686)            (224)            (464)
   Death benefits                                   0          (31,227)               0                0
   Annuity payments                                 0                0                0          (20,371)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 (11,120)        (295,800)         (30,290)        (120,097)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       146,495          203,699           19,515          (95,353)
NET ASSETS:
   Beginning of year                          597,892        1,769,169          214,694          701,384
                                       --------------   --------------   --------------   --------------
   End of year                          $     744,387    $   1,972,868   $      234,209   $      606,031
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       3,778)  ($      28,107)  $       26,145   $       12,567
   Net realized gain (loss) on
    investments                               (21,865)        (490,686)         (89,851)          21,578
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             (45,617)        (463,682)          66,552           24,293
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    (71,260)        (982,475)           2,846           58,438
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           19,379           25,629            2,110              750
   Administrative charges                        (938)          (2,556)            (185)            (440)
   Net transfers from (to) other
    Sub-accounts or fixed rate
   option                                      96,862         (186,680)         (71,915)          80,538
   Contract withdrawals                       (50,343)        (409,365)         (23,959)         (66,428)
   Deferred sales charges                        (696)          (8,579)            (310)          (1,333)
   Death benefits                                   0                0                0                0
   Annuity payments                                 0          (17,529)               0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  64,264         (599,080)         (94,259)          13,087
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        (6,996)      (1,581,555)         (91,413)          71,525
NET ASSETS:
   Beginning of year                          604,888        3,350,724          306,107          629,859
                                       --------------   --------------   --------------   --------------
   End of year                          $     597,892    $   1,769,169   $      214,694   $      701,384
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       25

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                        Fidelity VIP     Fidelity VIP                     Merrill Lynch
                                        Money Market       Overseas       Mercury HW       Basic Value
                                        Portfolio -      Portfolio -      International     V.I. Fund
                                       Initial Class    Initial Class     VIP Portfolio     - Class I
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($       7,541)  ($         332)  ($         290)  ($         150)
   Net realized gain (loss) on
    investments                                     0          (22,105)          (1,187)             (20)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0           48,590            6,025           22,130
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     (7,541)          26,153            4,548           21,960
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                            3,000                0                0                0
   Administrative charges                      (1,918)             (94)             (21)             (73)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                     15,778              (11)         (21,377)               1
   Contract withdrawals                      (492,362)         (43,794)               0                0
   Deferred sales charges                      (9,074)             (58)               0                0
   Death benefits                             (12,099)               0                0            4,048
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (496,675)         (43,957)         (21,398)           3,976
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (504,216)         (17,804)         (16,850)          25,936
NET ASSETS:
   Beginning of year                        2,162,279           89,442           16,850           64,487
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,658,063    $      71,638    $           0    $      90,423
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)         $       7,549   ($         723)   $         449    $          27
   Net realized gain (loss) on
    investments                                     0          (20,120)             (17)               5
   Capital gain distributions from
    mutual funds                                    0                0                0              475
   Net unrealized appreciation
    (depreciation) of investments                   0          (10,507)          (2,900)         (15,555)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                      7,549          (31,350)          (2,468)         (15,048)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                           15,495                0                0                0
   Administrative charges                      (2,502)             (93)             (23)             (71)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                    583,069          (19,231)               0               (1)
   Contract withdrawals                    (1,512,684)          (1,837)               0                0
   Deferred sales charges                     (37,690)               0                0                0
   Death benefits                            (178,614)               0                0                0
   Annuity payments                                 0           (8,591)               0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,132,926)         (29,752)             (23)             (72)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (1,125,377)         (61,102)          (2,491)         (15,120)
NET ASSETS:
   Beginning of year                        3,287,656          150,544           19,341           79,607
                                       --------------   --------------   --------------   --------------
   End of year                          $   2,162,279    $      89,442    $      16,850    $      64,487
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       26

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                                         Merrill Lynch
                                                         Developing       Merrill Lynch
                                        Merrill Lynch      Capital           Global        Merrill Lynch
                                         Core Bond         Markets         Allocation      Global Growth
                                         V.I. Fund        V.I. Fund         V.I. Fund        V.I. Fund
                                         - Class I        - Class I        - Class I        - Class I
                                         Sub-account     Sub-account       Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $        1,714    $          20   $          761   ($          35)
   Net realized gain (loss) on
    investments                                   237             (881)            (235)             (67)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                 337            3,324           11,487            3,339
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                      2,288            2,463           12,013            3,237
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0                0                0
   Administrative charges                         (56)              (6)             (41)              (9)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                          0           (8,786)           8,785                2
   Contract withdrawals                        (1,515)               0                0                0
   Deferred sales charges                           0                0                0                0
   Death benefits                                   0                0                0            2,446
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  (1,571)          (8,792)           8,744            2,439
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                           717           (6,329)          20,757            5,676
NET ASSETS:
   Beginning of year                           69,985            6,329           34,480            6,981
                                       --------------   --------------   --------------   --------------
   End of year                         $       70,702    $           0   $       55,237    $      12,657
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $        2,237   ($          68)  $          761   ($         101)
   Net realized gain (loss) on
    investments                                   132              (12)             (80)             (20)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments               2,900             (742)          (4,271)          (2,696)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                      5,269             (822)          (3,590)          (2,817)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0                0                0
   Administrative charges                         (53)              (7)             (36)              (8)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                          2                0                0               (1)
   Contract withdrawals                        (1,990)               0                0                0
   Deferred sales charges                         (36)               0                0                0
   Death benefits                                   0                0                0                0
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  (2,077)              (7)             (36)              (9)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                         3,192             (829)          (3,626)          (2,826)
NET ASSETS:
   Beginning of year                           66,793            7,158           38,106            9,807
                                       --------------   --------------   --------------   --------------
   End of year                         $       69,985    $       6,329   $       34,480    $       6,981
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       27

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                        Merrill Lynch    Merrill Lynch
                                        High Current    International    Merrill Lynch      UBS Series
                                           Income           Value        Large Cap Core   Trust Tactical
                                         V.I. Fund        V.I. Fund        V.I. Fund        Allocation
                                         - Class I        - Class I        - Class I        Portfolio
                                        Sub-account      Sub-account      Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $        2,487   $          619   ($         144)  ($         662)
   Net realized gain (loss) on
    investments                                  (107)               3              (84)         (74,170)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments               5,830            1,608            4,352          127,692
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                      8,210            2,230            4,124           52,860
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0                0                0
   Administrative charges                         (34)              (2)             (13)            (405)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                         (1)          21,377                0         (129,668)
   Contract withdrawals                             0                0                0          (19,221)
   Deferred sales charges                           0                0                0              (13)
   Death benefits                               4,397                0            3,350                0
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                   4,362           21,375            3,337         (149,307)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        12,572           23,605            7,461          (96,447)
NET ASSETS:
   Beginning of year                           27,595                0            9,501          294,661
                                       --------------   --------------   --------------   --------------
   End of year                         $       40,167   $       23,605    $      16,962    $     198,214
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $        2,447   $            0   ($          59)  ($       1,953)
   Net realized gain (loss) on
    investments                                   (45)               0              (31)        (103,583)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              (3,208)               0           (2,017)         (28,944)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                       (806)               0           (2,107)        (134,480)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0                0                0
   Administrative charges                         (27)               0              (11)            (667)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                          0                0                1         (136,296)
   Contract withdrawals                             0                0                0          (20,433)
   Deferred sales charges                           0                0                0                0
   Death benefits                                   0                0                0          (10,158)
   Annuity payments                                 0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                     (27)               0              (10)        (167,554)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                          (833)               0           (2,117)        (302,034)
NET ASSETS:
   Beginning of year                           28,428                0           11,618          596,695
                                       --------------   --------------   --------------   --------------
   End of year                         $       27,595   $            0    $       9,501    $     294,661
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VA A
                                       28

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A

                                          Van Eck           Van Eck
                                         Worldwide         Worldwide
                                         Emerging        Hard Assets
                                       Markets Fund          Fund
                                        Sub-account      Sub-account
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($         233)  ($         225)
   Net realized gain (loss) on
    investments                                    32               69
   Capital gain distributions from
    mutual funds                                    0                0
   Net unrealized appreciation
    (depreciation) of investments              14,529            4,703
                                       --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     14,328            4,547
                                       --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                              700                0
   Administrative charges                         (27)             (27)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                     16,274                0
   Contract withdrawals                             0             (295)
   Deferred sales charges                           0               (1)
   Death benefits                                   0                0
   Annuity payments                                 0                0
                                       --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 16,947             (323)
                                       --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        31,275            4,224
NET ASSETS:
   Beginning of year                           23,547           10,771
                                       --------------   --------------
   End of year                          $      54,822    $      14,995
                                       ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($         179)  ($          65)
   Net realized gain (loss) on
    investments                                (4,027)             (12)
   Capital gain distributions from
    mutual funds                                    0                0
   Net unrealized appreciation
    (depreciation) of investments               2,303             (357)
                                       --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     (1,903)            (434)
                                       --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract deposits                                0                0
   Administrative charges                         (12)             (22)
   Net transfers from (to) other
    Sub-accounts or fixed rate
    option                                     11,538            3,309
   Contract withdrawals                             0              (94)
   Deferred sales charges                           0               (3)
   Death benefits                                   0                0
   Annuity payments                                 0                0
                                       --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  11,526            3,190
                                       --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                         9,623            2,756
NET ASSETS:
   Beginning of year                           13,924            8,015
                                       --------------   --------------
   End of year                          $      23,547    $      10,771
                                       ==============   ==============

See accompanying notes.
                                      VA A
                                       29

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

     Variable Account A (the "Account") was established by American International Life Assurance Company of New York (the "Company") to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. The following products are offered by the Account: Ovation, Ovation Plus, Ovation Advisor, Retirement Gold and Vanguard SPIA. The Alliance Gallery Product and Variable Annuity product are no longer offered. Paradigm, Trilogy, and Profile were discontinued as of May 1, 2003. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). As of December 31, 2003, the Funds available to contract owners through the various Sub-accounts were as follows:

AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation Fund - Series I shares
   AIM V.I. International Growth Fund - Series I shares

AllianceBernstein Variable Products Series Funds, Inc.:
   AllianceBernstein Americas Government Income Portfolio - Class A AllianceBernstein Global Bond Portfolio - Class A
   AllianceBernstein Global Dollar Government Portfolio - Class A
   AllianceBernstein Growth and Income Portfolio - Class A
   AllianceBernstein Growth and Income Portfolio - Class B
   AllianceBernstein Growth Portfolio - Class A
   AllianceBernstein Growth Portfolio - Class B
   AllianceBernstein High Yield Portfolio - Class A
   AllianceBernstein International Portfolio - Class A
   AllianceBernstein International Value Portfolio - Class A
   AllianceBernstein Money Market Portfolio - Class A
   AllianceBernstein Money Market Portfolio - Class B
   AllianceBernstein Premier Growth Portfolio - Class A
   AllianceBernstein Premier Growth Portfolio - Class B
   AllianceBernstein Quasar Portfolio - Class A
   AllianceBernstein Real Estate Investment Portfolio - Class A
   AllianceBernstein Small Cap Value Portfolio - Class A
   AllianceBernstein Technology Portfolio - Class A
   AllianceBernstein Technology Portfolio - Class B
   AllianceBernstein Total Return Portfolio - Class A
   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B AllianceBernstein Utility Income Portfolio - Class A
   AllianceBernstein Value Portfolio - Class B
   AllianceBernstein Worldwide Privatization Portfolio - Class A

American Fund Distributors, Inc.("American Fund"):
   AMCAP Fund /(4)/
   Capital World Growth and Income Fund /(4)/
   EuroPacific Growth Fund /(4)/
   SMALLCAP World Fund /(4)/
   The Bond Fund of America /(4)/
   The Investment Company of America /(4)/
   The New Economy Fund /(4)/
   Washington Mutual Investors Fund /(4)/

Delaware Group Premium Fund, Inc.:
   Delaware VIP Balanced Series
   Delaware VIP Capital Reserves Series
   Delaware VIP Cash Reserves Series
   Delaware VIP Growth Opportunities Series
   Delaware VIP High Yield Series
   Delaware VIP Large Cap Value Series

Dreyfus Stock Index Fund, Inc. - Initial shares

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
   Small Company Stock Portfolio - Initial shares

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
   Asset Manager/SM/ Portfolio - Initial Class
   Contrafund(R) Portfolio - Initial Class
   Growth Portfolio - Initial Class
   High Income Portfolio - Initial Class
   Investment Grade Bond Portfolio - Initial Class
   Money Market Portfolio - Initial Class
   Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):
   Foreign Fund /(4)/
   Gold and Precious Metals Fund /(4)/
   Mutual Financial Services Fund /(4)/

Liberty Financial Funds:
   High Yield Securities Fund /(4)/
   Newport Tiger Fund /(4)/

                                      VA A
                                       30

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch"): /(5)/
   American Balanced V.I. Fund - Class I /(4)/
   Basic Value V.I. Fund - Class I
   Core Bond V.I. Fund - Class I
   Domestic Money Market V.I. Fund - Class I /(4)/
   Global Allocation V.I. Fund - Class I /(1)/
   Global Growth V.I. Fund - Class I
   High Current Income V.I. Fund - Class I
   International Value V.I. Fund - Class I /(2)/
   Large Cap Core V.I. Fund - Class I
   Large Cap Growth V.I. Fund - Class I /(4)/
   Small Cap Value V.I. Fund - Class I /(4)/
   Utilities and Telecom V.I. Fund - Class I /(4)/

MFS(R) Variable Insurance Trust/SM/ ("VIT"):
   MFS(R) Emerging Growth Series /(4)/
   MFS(R) New Discovery Series /(4)/
   MFS(R) Research Series /(4)/

Oppenheimer Variable Account Funds:
   Oppenheimer Centennial Money Market Trust /(4)/
   Oppenheimer International Bond Fund /(4)/
   Oppenheimer Strategic Income Fund /(4)/

Putnam Investments:
   Health Sciences Trust - Class A /(4)/
   International Voyager Fund - Class A /(4)/
   The Putnam Fund for Growth and Income - Class A /(4)/
   Voyager Fund - Class A /(4)/
   Voyager Fund II - Class A /(4)/

The Universal Institutional Funds, Inc. ("UIF"):
   Core Plus Fixed Income Portfolio - Class I /(4)/
   Equity Growth Portfolio - Class I /(4)/
   International Magnum Portfolio - Class I /(4)/
   Mid Cap Growth Portfolio - Class I /(4)/
   Money Market Portfolio - Class I /(4)/
   Technology Portfolio - Class I /(4)/
   Value Portfolio - Class I /(4)/

UBS Global Asset Management (US) Inc.:
   UBS Series Trust Tactical Allocation Portfolio

Van Eck Worldwide Insurance Trust ("Van Eck"):
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund

Vanguard Group:
   Vanguard(R) 500 Index Fund /(4)/
   Vanguard(R) Balanced Portfolio /(3)(4)/
   Vanguard(R) Diversified Value Portfolio /(3)(4)/ Vanguard(R) Dividend Growth Fund /(3)(4)/
   Vanguard(R) Equity Income Portfolio /(3)(4)/
   Vanguard(R) Equity Index Portfolio /(3)(4)/
   Vanguard(R) GNMA Fund /(3)(4)/
   Vanguard(R) Growth Portfolio /(3)(4)/
   Vanguard(R) Health Care Fund /(3)(4)/
   Vanguard(R) High Yield Bond Portfolio /(3)(4)/
   Vanguard(R) Inflation Protected Securities Fund /(3)(4)/ Vanguard(R) International Growth Fund /(4)/
   Vanguard(R) International Portfolio /(3)(4)/
   Vanguard(R) LifeStrategy(R) Conservative Growth Fund /(4)/ Vanguard(R) LifeStrategy(R) Growth Fund /(4)/
   Vanguard(R) LifeStrategy(R) Income Fund /(4)/
   Vanguard(R) LifeStrategy(R) Moderate Growth Fund /(4)/ Vanguard(R) MidCap Index Portfolio /(3)(4)/
   Vanguard(R) Money Market Portfolio /(3)(4)/
   Vanguard(R) PRIMECAP Fund /(4)/
   Vanguard(R) Prime Money Market Fund /(4)/
   Vanguard(R) REIT Index Portfolio /(3)(4)/
   Vanguard(R) Short Term Corporate Portfolio /(3)(4)/ Vanguard(R) Small Cap Growth Index Fund /(4)/
   Vanguard(R) Small Cap Value Index Fund /(4)/
   Vanguard(R) Small Company Growth Portfolio /(3)(4)/ Vanguard(R) Total Bond Market Index Fund /(4)/
   Vanguard(R) Total International Stock Index Fund /(3)(4)/ Vanguard(R) U.S. Growth Fund /(4)/
   Vanguard(R) Wellington Fund /(4)/
   Vanguard(R) Windsor Fund /(4)/

Vanguard Variable Insurance Fund:
   Vanguard VIF Balanced Portfolio /(4)/
   Vanguard VIF Capital Growth Portfolio /(3)(4)/
   Vanguard VIF Diversified Value Portfolio /(4)/
   Vanguard VIF Equity Income Portfolio /(4)/
   Vanguard VIF Equity Index Portfolio /(4)/
   Vanguard VIF Growth Portfolio /(4)/
   Vanguard VIF High Yield Bond Portfolio /(4)/
   Vanguard VIF International Portfolio /(4)/
   Vanguard VIF Mid-Cap Index Portfolio /(4)/
   Vanguard VIF Money Market Portfolio /(4)/
   Vanguard VIF REIT Index Portfolio /(4)/
   Vanguard VIF Short Term Corporate Portfolio /(4)/
   Vanguard VIF Small Company Growth Portfolio /(4)/
   Vanguard VIF Stock Market Index Portfolio /(3)(4)/
   Vanguard VIF Total Bond Market Index Portfolio /(4)/
   Vanguard VIF Total Stock Market Index Portfolio /(3)(4)/

                                      VA A
                                       31

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

/(1)/ Effective November 21, 2003, Merrill Lynch Developing Capital Markets V.I. Fund was reorganized into Merrill Lynch Global Allocation V.I. Fund.
/(2)/ Effective November 21, 2003, Mercury HW International VIP Portfolio was reorganized into Merrill Lynch International Value V.I. Fund.
/(3)/  Effective May 1, 2003, these Funds became available for investment.
/(4)/  These Sub-accounts had no activity in 2003 or 2002.
/(5)/ Effective September 2, 2003, Merrill Lynch redesignated the share class for these funds to Class I.

     In addition to the Sub-accounts listed above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account. Contract owners should refer to the prospectus for a complete description of the available sub-accounts and the fixed account.

     The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

     Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with policy owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

     The accompanying financial statements of the Sub-accounts of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). A summary of the significant accounting principles followed by the sub-accounts and the methods of applying those principles is presented below.

     Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

     Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

     Security valuation - The investments in shares of the Funds listed above are stated at the net asset value of the respective portfolio as determined by the Fund, which value their securities at fair value.

     Security transactions and related investment income - Security transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 5% for all contracts.

     Annuity reserves are calculated according to either the 83 IAM or the Annuity 2000 Mortality Table.

     At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company.

                                      VA A
                                       32

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

     Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Note C - Contract Charges

     The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

     Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 1.25% of the value of the contracts. Currently the annual mortality and expense charge is 0.75% of the value of the contracts for Retirement Gold.

     Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 may be assessed against each contract on its anniversary date by surrendering units.

     Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets. The distribution expenses are paid by redemption of units outstanding.

     Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

     Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets. The Annual Ratchet Plan charges are paid by redemption of units outstanding.

     Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets. The Equity Assurance Plan charges are paid by redemption of units outstanding.

     In the event that a contract holder withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor product are not subjected to surrender charges. The surrender charges are paid by redemption of units outstanding.

                                      VA A
                                       33

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                      Cost of         Proceeds
                           Sub-accounts                              Purchases       from Sales
------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I shares                $      7,782    $     18,081
AIM V.I. International Growth Fund - Series I shares                      18,535           6,738
AllianceBernstein Americas Government Income Portfolio - Class A       1,399,226       2,110,505
AllianceBernstein Global Bond Portfolio - Class A                      1,557,857       1,305,650
AllianceBernstein Global Dollar Government Portfolio - Class A         1,827,809       1,013,876
AllianceBernstein Growth and Income Portfolio - Class A                1,677,539       7,537,890
AllianceBernstein Growth and Income Portfolio - Class B                1,736,022         705,271
AllianceBernstein Growth Portfolio - Class A                             460,706       2,631,288
AllianceBernstein Growth Portfolio - Class B                             755,935         302,154
AllianceBernstein High Yield Portfolio - Class A                       1,466,682         724,674
AllianceBernstein International Portfolio - Class A                      541,250         842,996
AllianceBernstein International Value Portfolio - Class A              4,921,352       4,700,567
AllianceBernstein Money Market Portfolio - Class A                     2,986,326       7,136,635
AllianceBernstein Money Market Portfolio - Class B                     7,691,159       8,139,011
AllianceBernstein Premier Growth Portfolio - Class A                     326,231       4,192,226
AllianceBernstein Premier Growth Portfolio - Class B                     512,428         372,337
AllianceBernstein Quasar Portfolio - Class A                             358,528         755,436
AllianceBernstein Real Estate Investment Portfolio - Class A             543,930         805,475
AllianceBernstein Small Cap Value Portfolio - Class A                  1,353,446         855,289
AllianceBernstein Technology Portfolio - Class A                         401,305       2,410,428
AllianceBernstein Technology Portfolio - Class B                         331,925         289,502
AllianceBernstein Total Return Portfolio - Class A                     2,665,922       3,072,716
AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class A                                                   3,699,404       8,579,653
AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class B                                                       7,823          42,159
AllianceBernstein Utility Income Portfolio - Class A                     443,472         586,782
AllianceBernstein Value Portfolio - Class B                            1,553,613         746,830
AllianceBernstein Worldwide Privitization Portfolio - Class A            426,326         970,358
Delaware VIP Balanced Series                                               6,677          74,329
Delaware VIP Capital Reserves Series                                      11,978         153,254
Delaware VIP Cash Reserves Series                                        412,832           5,171
Delaware VIP Growth Opportunities Series                                       0         240,014
Delaware VIP High Yield Series                                             6,136          47,285
Delaware VIP Large Cap Value Series                                       75,711       1,147,001
Dreyfus Stock Index Fund - Initial shares                                 92,325         289,094
Dreyfus VIF Small Company Stock Portfolio - Initial shares                16,364          35,526
Fidelity VIP Asset Manager Portfolio - Initial Class                      44,100          95,488
Fidelity VIP Contrafund Portfolio - Initial Class                         14,384          30,791
Fidelity VIP Growth Portfolio - Initial Class                             50,426         366,613
Fidelity VIP High Income Portfolio - Initial Class                        27,877          45,071
Fidelity VIP Investment Grade Bond Portfolio - Initial Class              39,185         131,656

                                      VA A
                                       34

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                      Cost of         Proceeds
                           Sub-accounts                              Purchases       from Sales
------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Initial Class                 $     67,251    $    571,547
Fidelity VIP Overseas Portfolio - Initial Class                              727          44,949
Mercury HW International VIP Portfolio                                        17          21,856
Merrill Lynch Basic Value V.I. Fund - Class I                              4,258           1,023
Merrill Lynch Core Bond V.I. Fund - Class I                                2,705           3,036
Merrill Lynch Developing Capital Markets V.I. Fund - Class I                 157           8,988
Merrill Lynch Global Allocation V.I. Fund - Class I                       10,197             995
Merrill Lynch Global Growth V.I. Fund - Class I                            2,484             145
Merrill Lynch High Current Income V.I. Fund - Class I                      7,095             474
Merrill Lynch International Value V.I. Fund - Class I                     22,029              39
Merrill Lynch Large Cap Core V.I. Fund - Class I                           3,306             200
UBS Series Trust Tactical Allocation Portfolio                             2,915         153,137
Van Eck Worldwide Emerging Markets Fund                                   16,725             118
Van Eck Worldwide Hard Assets Fund                                            53             682
                                                                    ------------    ------------
Total                                                               $ 40,610,447    $ 64,323,009
                                                                    ============    ============

                                      VA A
                                       35

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2003:

                                                                              Net      Value of                      Unrealized
                                                                             Asset     Shares at       Cost of      Appreciation/
                         Sub-accounts                            Shares      Value       Market      Shares Held   (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I shares                18,133  $ 21.28  $     385,870  $     546,545  $     (160,675)
AIM V.I. International Growth Fund - Series I shares                10,835    16.04        173,791        215,148         (41,357)
AllianceBernstein Americas Government Income Portfolio -
 Class A                                                           413,269    13.01      5,376,625      5,152,069         224,556
AllianceBernstein Global Bond Portfolio - Class A                  148,533    13.50      2,005,192      1,902,487         102,705
AllianceBernstein Global Dollar Government Portfolio -
 Class A                                                           242,969    14.53      3,530,340      2,956,509         573,831
AllianceBernstein Growth and Income Portfolio - Class A          1,601,902    21.80     34,921,456     34,196,289         725,167
AllianceBernstein Growth and Income Portfolio - Class B            390,510    21.62      8,442,836      7,877,610         565,226
AllianceBernstein Growth Portfolio - Class A                     1,078,310    15.95     17,199,049     25,629,276      (8,430,227)
AllianceBernstein Growth Portfolio - Class B                       187,251    15.76      2,951,073      2,741,773         209,300
AllianceBernstein High Yield Portfolio - Class A                   457,025     7.91      3,615,071      3,333,247         281,824
AllianceBernstein International Portfolio - Class A                393,596    13.01      5,120,679      3,748,225       1,372,454
AllianceBernstein International Value Portfolio - Class A           98,847    13.45      1,329,491      1,058,226         271,265
AllianceBernstein Money Market Portfolio - Class A               5,665,165     1.00      5,665,165      5,665,165               0
AllianceBernstein Money Market Portfolio - Class B               4,131,521     1.00      4,131,521      4,131,521               0
AllianceBernstein Premier Growth Portfolio - Class A             1,156,338    21.58     24,953,774     37,243,414     (12,289,640)
AllianceBernstein Premier Growth Portfolio - Class B               181,458    21.33      3,870,495      3,328,613         541,882
AllianceBernstein Quasar Portfolio - Class A                       573,128    10.17      5,828,711      6,425,771        (597,060)
AllianceBernstein Real Estate Investment Portfolio - Class A       237,046    15.62      3,702,662      2,813,460         889,202
AllianceBernstein Small Cap Value Portfolio - Class A              269,080    14.49      3,898,966      3,116,564         782,402
AllianceBernstein Technology Portfolio - Class A                 1,014,555    14.48     14,690,757     29,131,555     (14,440,798)
AllianceBernstein Technology Portfolio - Class B                   129,018    14.35      1,851,403      1,856,977          (5,574)
AllianceBernstein Total Return Portfolio - Class A                 739,993    17.76     13,142,279     12,682,487         459,792
AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class A                                               930,971    12.56     11,692,995     11,378,040         314,955
AllianceBernstein U.S. Government/High Grade Securities
 Portfolio - Class B                                                14,688    12.47        183,162        174,764           8,398
AllianceBernstein Utility Income Portfolio - Class A               241,438    14.95      3,609,496      4,168,895        (559,399)
AllianceBernstein Value Portfolio - Class B                        393,781    11.16      4,394,596      3,766,199         628,397
AllianceBernstein Worldwide Privitization Portfolio - Class A      269,839    16.28      4,392,973      4,390,921           2,052
Delaware VIP Balanced Series                                        12,598    12.89        162,385        210,058         (47,673)
Delaware VIP Capital Reserves Series                                22,793    10.02        228,388        219,196           9,192
Delaware VIP Cash Reserves Series                                  584,432     1.00        584,432        584,432               0
Delaware VIP Growth Opportunities Series                            43,335    14.19        614,921        704,889         (89,968)
Delaware VIP High Yield Series                                       9,134     5.69         51,973         63,051         (11,078)
Delaware VIP Large Cap Value Series                                 99,657    16.33      1,627,394      1,586,238          41,156
Dreyfus Stock Index Fund - Initial shares                           65,534    28.42      1,862,469      2,083,001        (220,532)
Dreyfus VIF Small Company Stock Portfolio - Initial shares          12,295    20.34        250,081        217,013          33,068
Fidelity VIP Asset Manager Portfolio - Initial Class                54,749    14.46        791,672        851,192         (59,520)
Fidelity VIP Contrafund Portfolio - Initial Class                   32,183    23.13        744,389        757,531         (13,142)
Fidelity VIP Growth Portfolio - Initial Class                       63,559    31.04      1,972,868      2,737,950        (765,082)

                                      VA A
                                       36

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2003:

                                                                              Net      Value of                      Unrealized
                                                                             Asset     Shares at       Cost of      Appreciation/
                         Sub-accounts                            Shares      Value      Market       Shares Held   (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Initial Class                  33,699  $  6.95  $     234,211  $     303,326  $      (69,115)
Fidelity VIP Investment Grade Bond Portfolio - Initial Class        44,401    13.65        606,072        567,963          38,109
Fidelity VIP Money Market Portfolio - Initial Class              1,658,066     1.00      1,658,066      1,658,066               0
Fidelity VIP Overseas Portfolio - Initial Class                      4,595    15.59         71,638         84,162         (12,524)
Merrill Lynch Basic Value Fund - Class I                             6,320    14.31         90,433         83,345           7,088
Merrill Lynch Core Bond V.I. Fund - Class I                          5,793    12.21         70,730         64,880           5,850
Merrill Lynch Global Allocation V.I. Fund - Class I                  4,890    11.30         55,255         62,264          (7,009)
Merrill Lynch Global Growth V.I. Fund - Class I                      1,487     8.51         12,657         15,002          (2,345)
Merrill Lynch High Current Income V.I Fund - Class I                 5,120     7.85         40,194         44,609          (4,415)
Merrill Lynch International Value V.I Fund - Class I                 2,068    11.41         23,601         21,993           1,608
Merrill Lynch Large Cap Core V.I. Fund - Class I                       669    25.36         16,963         19,989          (3,026)
UBS Series Trust Tactical Allocation Portfolio                      16,102    12.31        198,212        243,515         (45,303)
Van Eck Worldwide Emerging Markets Fund                              4,512    12.15         54,822         41,930          12,892
Van Eck Worldwide Hard Assets Fund                                   1,008    14.87         14,994         11,757           3,237
                                                                                     -------------  -------------  --------------
Total                                                                                $ 203,099,248  $ 232,869,102  $  (29,769,854)
                                                                                     =============  =============  ==============

                                      VA A
                                       37

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2003

Contracts in Accumulation Period:

                                               Units, at the                                      Units       Units, at the
                                                 Beginning        Units           Units        Transferred     End of the
                Sub-accounts                    of the Year     Purchased       Withdrawn     between Funds        year
---------------------------------------------------------------------------------------------------------------------------
1 AIM V.I. Capital Appreciation Fund -
   Series I shares                                    38,419          1,071          (1,419)           (289)         37,782
1 AIM V.I. International Growth Fund -
   Series I shares                                    15,673            646          (1,042)          1,782          17,059
1 AllianceBernstein Americas Government
   Income Portfolio - Class A                        325,426         15,888         (67,258)          4,566         278,622
1 AllianceBernstein Global Bond Portfolio -
   Class A                                           106,481          3,456         (50,826)         58,881         117,992
1 AllianceBernstein Global Bond Portfolio -
   Class A                                             1,451              0            (243)             (1)          1,207
1 AllianceBernstein Global Dollar
   Government Portfolio - Class A                     96,972            141         (35,171)         61,947         123,889
1 AllianceBernstein Growth and Income
   Portfolio - Class A                             1,132,749           (908)       (168,969)        (12,132)        950,740
1 AllianceBernstein Growth and Income
   Portfolio - Class A                                63,337              0         (15,457)            144          48,024
2 AllianceBernstein Growth and Income
   Portfolio - Class A                                    81              0               0               0              81
3 AllianceBernstein Growth and Income
   Portfolio - Class A                                 8,774              0             (11)           (206)          8,557
4 AllianceBernstein Growth and Income
   Portfolio - Class B                               206,308         12,487          (9,634)         32,296         241,457
1 AllianceBernstein Growth Portfolio -
   Class A                                           844,714            416        (106,357)          6,867         745,640
1 AllianceBernstein Growth Portfolio -
   Class A                                            53,518              0          (8,941)            239          44,816
2 AllianceBernstein Growth Portfolio -
   Class A                                                79              0               0              (1)             78
3 AllianceBernstein Growth Portfolio -
   Class A                                             1,048              0               0               0           1,048
4 AllianceBernstein Growth Portfolio -
   Class B                                           108,564         14,229          (7,468)         19,328         134,653
1 AllianceBernstein High Yield Portfolio -
   Class A                                           286,112         14,277         (31,617)         81,249         350,021
1 AllianceBernstein International
   Portfolio - Class A                               405,947          9,521         (51,173)         18,104         382,399
3 AllianceBernstein International
   Portfolio - Class A                                 2,226              0               0               0           2,226
1 AllianceBernstein International Value
   Portfolio - Class A                                76,927          9,455          (4,486)         20,221         102,117
1 AllianceBernstein Money Market
   Portfolio - Class A                               757,588            368        (368,163)         50,864         440,657
3 AllianceBernstein Money Market
   Portfolio - Class A                                   949              0              (1)              0             948
4 AllianceBernstein Money Market
   Portfolio - Class B                               356,985        100,724        (102,469)        (29,534)        325,706
1 AllianceBernstein Premier Growth
   Portfolio - Class A                             1,097,342           (274)       (124,286)        (25,112)        947,670
1 AllianceBernstein Premier Growth
   Portfolio - Class A                                22,359              0          (1,769)         (2,617)         17,973
2 AllianceBernstein Premier Growth
   Portfolio - Class A                                    75              0               0              (1)             74
3 AllianceBernstein Premier Growth
   Portfolio - Class A                                 4,767              0             (10)              0           4,757
4 AllianceBernstein Premier Growth
   Portfolio - Class B                               573,481         23,844         (26,793)         34,457         604,989
1 AllianceBernstein Quasar Portfolio -
   Class A                                           578,339          7,505         (71,398)         26,411         540,857
1 AllianceBernstein Quasar Portfolio -
   Class A                                            10,767              0          (1,973)              0           8,794
1 AllianceBernstein Real Estate Investment
   Portfolio - Class A                               232,561          5,054         (28,781)          3,106         211,940
3 AllianceBernstein Real Estate Investment
   Portfolio - Class A                                 2,612              0              (1)              0           2,611
1 AllianceBernstein Small Cap Value
   Portfolio - Class A                               239,549         10,304         (24,068)         47,420         273,205
1 AllianceBernstein Technology Portfolio -
   Class A                                         1,097,453            749        (121,101)        (18,783)        958,318
1 AllianceBernstein Technology Portfolio -
   Class A                                            32,941              0          (4,078)              0          28,863
2 AllianceBernstein Technology Portfolio -
   Class A                                                86              0               0              (1)             85
3 AllianceBernstein Technology Portfolio -
   Class A                                                56              0               0               0              56
4 AllianceBernstein Technology Portfolio -
   Class B                                           302,617         16,091         (13,565)         13,823         318,966
1 AllianceBernstein Total Return
   Portfolio - Class A                               595,011          9,933         (51,919)         16,511         569,536
1 AllianceBernstein Total Return
   Portfolio - Class A                                16,429              0          (2,795)              0          13,634
2 AllianceBernstein Total Return
   Portfolio - Class A                                   127              0              (1)              0             126
3 AllianceBernstein Total Return
   Portfolio - Class A                                 2,260              0               0               0           2,260
1 AllianceBernstein U.S. Government/High
   Grade Securities Portfolio - Class A            1,052,029         55,865        (246,831)       (137,786)        723,277

                                      VA A
                                       38

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2003

Contracts in Accumulation Period:

                                               Units, at the                                      Units       Units, at the
                                               Beginning of       Units           Units        Transferred     End of the
                Sub-accounts                     the Year       Purchased       Withdrawn     between Funds        year
---------------------------------------------------------------------------------------------------------------------------
3 AllianceBernstein U.S. Government/High
   Grade Securities Portfolio - Class A                1,945              0             (12)              0           1,933
4 AllianceBernstein U.S. Government/High
   Grade Securities Portfolio - Class B               14,057              0            (590)         (1,929)         11,538
1 AllianceBernstein Utility Income
   Portfolio - Class A                               228,027          5,188         (31,758)         12,829         214,286
3 AllianceBernstein Utility Income
   Portfolio - Class A                                    90              0               0              (1)             89
4 AllianceBernstein Value Portfolio -
   Class B                                           321,429         27,209         (20,228)         76,708         405,118
1 AllianceBernstein Worldwide
   Privitization Portfolio - Class A                 256,592            715         (38,990)          2,215         220,532
5 Delaware VIP Balanced Series                         8,851              0          (2,940)              0           5,911
5 Delaware VIP Capital Reserves Series                17,300              0            (753)         (6,081)         10,466
5 Delaware VIP Cash Reserves Series                   10,741              0              (9)         25,083          35,815
5 Delaware VIP Growth Opportunities Series            32,309              0          (4,394)         (5,853)         22,062
5 Delaware VIP High Yield Series                       4,741              0          (2,325)              0           2,416
5 Delaware VIP Large Cap Value Series                 87,712              0         (32,801)         (4,726)         50,185
1 Dreyfus Stock Index Fund - Initial
   shares                                            126,112            522         (17,916)          3,554         112,272
1 Dreyfus VIF Small Company Stock
   Portfolio - Initial shares                         22,222            274          (3,585)          1,296          20,207
1 Fidelity VIP Asset Manager Portfolio -
   Initial Class                                      57,744              0          (5,437)            187          52,494
1 Fidelity VIP Contrafund Portfolio -
   Initial Class                                      52,636          1,295          (2,155)            (45)         51,731
1 Fidelity VIP Growth Portfolio - Initial
   Class                                             157,583            981         (24,028)           (397)        134,139
1 Fidelity VIP High Income Portfolio -
   Initial Class                                      25,389            289          (3,638)             30          22,070
1 Fidelity VIP Investment Grade Bond
   Portfolio - Initial Class                          44,262            117          (5,457)         (1,263)         37,659
1 Fidelity VIP Money Market Portfolio -
   Initial Class                                     174,189            242         (41,578)          1,261         134,114
1 Fidelity VIP Overseas Portfolio -
   Initial Class                                       9,956              0          (4,316)              0           5,640
1 Mercury HW International VIP Portfolio               2,033              0               0          (2,033)              0
1 Merrill Lynch Basic Value V.I. Fund -
   Class I                                             5,475              0             368               1           5,844
1 Merrill Lynch Core Bond V.I. Fund -
   Class I                                             5,522              0            (122)              0           5,400
1 Merrill Lynch Developing Capital Markets
   V.I. Fund - Class I                                   913              0               0            (913)              0
1 Merrill Lynch Global Allocation V.I.
   Fund - Class I                                      3,702              0              (4)            768           4,466
1 Merrill Lynch Global Growth V.I. Fund -
   Class I                                             1,186              0             446               0           1,632
1 Merrill Lynch High Current Income V.I.
   Fund - Class I                                      3,059              0             466               0           3,525
1 Merrill Lynch International Value V.I.
   Fund - Class I                                          0              0              (3)          2,033           2,030
1 Merrill Lynch Large Cap Core V.I. Fund -
   Class I                                               955              0             360               0           1,315
1 UBS Series Trust Tactical Allocation
   Portfolio                                          26,509              0          (1,652)        (10,688)         14,169
1 Van Eck Worldwide Emerging Markets Fund              3,723            116              (4)          1,866           5,701
1 Van Eck Worldwide Hard Assets Fund                   1,365              0             (37)              0           1,328

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
 Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
 Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
 Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Variable Annuity product.

                                      VA A
                                       39

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

Contracts in Accumulation Period:

                                               Units, at the                                      Units           Units,
                                               Beginning of       Units           Units        Transferred    at the End of
                Sub-accounts                     the Year       Purchased        Withdrawn    between Funds     the year
---------------------------------------------------------------------------------------------------------------------------
1 AIM V.I. Capital Appreciation Fund -
   Series I shares                                    44,333          1,693          (4,440)         (3,167)         38,419
1 AIM V.I. International Growth Fund -
   Series I shares                                    22,954            656          (1,353)         (6,584)         15,673
1 AllianceBernstein Americas Government
   Income Portfolio - Class A                        349,120         37,054        (130,666)         69,918         325,426
1 AllianceBernstein Global Bond Portfolio -
   Class A                                            87,368         13,527         (47,171)         52,757         106,481
1 AllianceBernstein Global Bond Portfolio -
   Class A                                               136              0             (49)          1,364           1,451
1 AllianceBernstein Global Dollar
   Government Portfolio - Class A                    104,670         16,263         (49,934)         25,973          96,972
1 AllianceBernstein Growth and Income
   Portfolio - Class A                             1,614,034            633        (375,484)       (106,434)      1,132,749
1 AllianceBernstein Growth and Income
   Portfolio - Class A                               103,197              0         (30,427)         (9,433)         63,337
2 AllianceBernstein Growth and Income
   Portfolio - Class A                                   863              0             (72)           (710)             81
3 AllianceBernstein Growth and Income
   Portfolio - Class A                                16,341              0          (7,302)           (265)          8,774
4 AllianceBernstein Growth and Income
   Portfolio - Class B                               112,353         86,035          (6,280)         14,200         206,308
1 AllianceBernstein Growth Portfolio -
   Class A                                         1,208,542            748        (261,780)       (102,796)        844,714
1 AllianceBernstein Growth Portfolio -
   Class A                                            73,234              0          (8,687)        (11,029)         53,518
2 AllianceBernstein Growth Portfolio -
   Class A                                               516              0             (40)           (397)             79
3 AllianceBernstein Growth Portfolio -
   Class A                                             1,466              0               0            (418)          1,048
4 AllianceBernstein Growth Portfolio -
   Class B                                            73,965         44,519          (4,307)         (5,613)        108,564
1 AllianceBernstein High Yield Portfolio -
   Class A                                           205,171         58,091         (36,231)         59,081         286,112
1 AllianceBernstein International
   Portfolio - Class A                               539,574         23,626        (113,945)        (43,308)        405,947
3 AllianceBernstein International
   Portfolio - Class A                                 2,802              0            (576)              0           2,226
1 AllianceBernstein International Value
   Portfolio - Class A                                 7,540         35,309          (1,337)         35,415          76,927
1 AllianceBernstein Money Market
   Portfolio - Class A                             1,377,871          2,032        (819,793)        197,478         757,588
3 AllianceBernstein Money Market
   Portfolio - Class A                                 2,148              0              (1)         (1,198)            949
4 AllianceBernstein Money Market
   Portfolio - Class B                               233,702        436,633        (235,947)        (77,403)        356,985
1 AllianceBernstein Premier Growth
   Portfolio - Class A                             1,612,697          2,667        (313,619)       (204,403)      1,097,342
1 AllianceBernstein Premier Growth
   Portfolio - Class A                                24,801              0            (844)         (1,598)         22,359
2 AllianceBernstein Premier Growth
   Portfolio - Class A                                   426              0             (32)           (319)             75
3 AllianceBernstein Premier Growth
   Portfolio - Class A                                 8,040              0          (3,273)              0           4,767
4 AllianceBernstein Premier Growth
   Portfolio - Class B                               332,907        207,922         (12,660)         45,312         573,481
1 AllianceBernstein Quasar Portfolio -
   Class A                                           718,114         23,794        (139,683)        (23,886)        578,339
1 AllianceBernstein Quasar Portfolio -
   Class A                                            12,971              0          (3,172)            968          10,767
1 AllianceBernstein Real Estate Investment
   Portfolio - Class A                               216,931         30,160         (63,414)         48,884         232,561
3 AllianceBernstein Real Estate Investment
   Portfolio - Class A                                 1,630              0              (1)            983           2,612
1 AllianceBernstein Small Cap Value
   Portfolio - Class A                               102,467        118,499         (11,242)         29,825         239,549
1 AllianceBernstein Technology Portfolio -
   Class A                                         1,537,916          5,591        (248,037)       (198,017)      1,097,453
1 AllianceBernstein Technology Portfolio -
   Class A                                            40,226              0          (1,513)         (5,772)         32,941
2 AllianceBernstein Technology Portfolio -
   Class A                                               237              0             (14)           (137)             86
3 AllianceBernstein Technology Portfolio -
   Class A                                               682              0            (626)              0              56
4 AllianceBernstein Technology Portfolio -
   Class B                                           160,981        124,693          (7,643)         24,586         302,617
1 AllianceBernstein Total Return Portfolio -
   Class A                                           712,271         49,638        (194,880)         27,982         595,011
1 AllianceBernstein Total Return Portfolio -
   Class A                                            21,665              0          (2,567)         (2,669)         16,429
2 AllianceBernstein Total Return Portfolio -
   Class A                                               127              0               0               0             127
3 AllianceBernstein Total Return Portfolio -
   Class A                                             2,261              0            (518)            517           2,260
1 AllianceBernstein U.S. Government/High
   Grade Securities Portfolio - Class A              618,869        189,232        (250,913)        494,841       1,052,029

                                      VA A
                                       40

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2002

Contracts in Accumulation Period:

                                                          Units, at
                                                             the                                 Units
                                                          Beginning                           Transferred    Units, at
                                                            of the      Units       Units       between      the End of
                     Sub-accounts                            Year     Purchased   Withdrawn      Funds        the Year
------------------------------------------------------------------------------------------------------------------------
3 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                              1,725           0         (11)          231         1,945
4 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class B                             10,513           0        (551)        4,095        14,057
1 AllianceBernstein Utility Income Portfolio - Class A       332,091      17,886     (80,671)      (41,279)      228,027
3 AllianceBernstein Utility Income Portfolio - Class A            90           0           0             0            90
4 AllianceBernstein Value Portfolio - Class B                212,874     156,898     (19,281)      (29,062)      321,429
1 AllianceBernstein Worldwide Privitization
   Portfolio - Class A                                       350,202      12,324     (84,880)      (21,054)      256,592
5 Delaware VIP Balanced Series                                 9,627           0        (776)            0         8,851
5 Delaware VIP Capital Reserves Series                        15,589           0        (109)        1,820        17,300
5 Delaware VIP Cash Reserves Series                           12,132           0      (1,391)            0        10,741
5 Delaware VIP Growth Opportunities Series                    62,802           0     (30,389)         (104)       32,309
5 Delaware VIP High Yield Series                               7,738           0      (2,997)            0         4,741
5 Delaware VIP Large Cap Value Series                        107,096           0     (17,890)       (1,494)       87,712
1 Dreyfus Stock Index Fund - Initial shares                  170,684         959     (32,081)      (13,450)      126,112
1 Dreyfus VIF Small Company Stock Portfolio -
   Initial shares                                             20,699         132      (1,370)        2,761        22,222
1 Fidelity VIP Asset Manager Portfolio - Initial Class        76,408         151      (8,190)      (10,625)       57,744
1 Fidelity VIP Contrafund Portfolio - Initial Class           47,602       1,548      (4,359)        7,845        52,636
1 Fidelity VIP Growth Portfolio - Initial Class              201,502       1,827     (31,528)      (14,218)      157,583
1 Fidelity VIP High Income Portfolio - Initial Class          36,925         261      (2,982)       (8,815)       25,389
1 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                              45,499          51      (4,756)        3,468        44,262
1 Fidelity VIP Money Market Portfolio - Initial Class        265,588       1,250    (139,612)       46,963       174,189
1 Fidelity VIP Overseas Portfolio - Initial Class             10,493           0        (172)         (365)        9,956
1 Mercury HW International VIP Portfolio                       2,035           0          (2)            0         2,033
1 Merrill Lynch Basic Value V.I. Fund - Class I                5,481           0          (6)            0         5,475
1 Merrill Lynch Core Bond V.I. Fund - Class I                  5,695           0        (173)            0         5,522
1 Merrill Lynch Developing Capital Markets V.I.
   Fund - Class I                                                914           0          (1)            0           913
1 Merrill Lynch Global Allocation V.I. Fund - Class I          3,706           0          (4)            0         3,702
1 Merrill Lynch Global Growth V.I. Fund - Class I              1,187           0          (1)            0         1,186
1 Merrill Lynch High Current Income V.I. Fund - Class I        3,062           0          (3)                      3,059
1 Merrill Lynch Large Cap Core V.I. Fund - Class I               956           0          (1)            0           955
1 UBS Series Trust Tactical Allocation Portfolio              40,070           0      (2,359)      (11,202)       26,509
2 UBS Series Trust Tactical Allocation Portfolio                 859           0         (78)         (781)            0
1 Van Eck Worldwide Emerging Markets Fund                      2,108           0          (2)        1,617         3,723
1 Van Eck Worldwide Hard Assets Fund                             973           0         (14)          406         1,365

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
 Advisor, Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
 Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
 Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Variable Annuity product.

                                      VA A
                                       41

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Years Ended December 31, 2003 and 2002, are as follows:

                                                          Units, at
                                                             the                                 Units
                                                          Beginning                           Transferred     Units, at
                                                            of the      Units       Units         from       the End of
                     Sub-accounts                           Year      Purchased   Withdrawn   Accumulation    the Year
------------------------------------------------------------------------------------------------------------------------
Contracts in Annuity Period 2003:
1 AllianceBernstein Global Bond Portfolio - Class A              865           0         (94)           25           796
1 AllianceBernstein Growth and Income Portfolio - Class A        593           0        (100)           52           545
1 AllianceBernstein Growth and Income Portfolio - Class A      2,448           0      (1,393)          139         1,194
2 AllianceBernstein Growth and Income Portfolio - Class B      1,010           0        (159)            3           854
1 AllianceBernstein High Yield Portfolio - Class A               675           0         (79)           17           613
1 AllianceBernstein Premier Growth Portfolio - Class A           482           0         (66)           26           442
1 AllianceBernstein Quasar Portfolio - Class A                   901           0        (121)           38           818
1 AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                       256           0         (22)            5           239
1 AllianceBernstein Technology Portfolio - Class A               858           0        (443)            4           419
1 AllianceBernstein Total Return Portfolio - Class A           1,911           0        (252)           12         1,671
1 AllianceBernstein Total Return Portfolio - Class A             445           0        (157)            2           290
1 AllianceBernstein U.S. Government/High Grade
   Securities Portfolio - Class A                              3,374           0        (461)           63         2,976
1 AllianceBernstein Worldwide Privitization Portfolio -
   Class A                                                       252           0         (22)            5           235
1 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                               2,308           0      (1,316)          131         1,123

Contracts in Annuity Period 2002:
1 AllianceBernstein Global Bond Portfolio - Class A              427           0         (44)          482           865
1 AllianceBernstein Growth and Income Portfolio - Class A      1,201           0        (608)            0           593
1 AllianceBernstein Growth and Income Portfolio - Class A          0           0          (6)        2,454         2,448
2 AllianceBernstein Growth and Income Portfolio - Class B          0       1,010           0             0         1,010
1 AllianceBernstein Growth Portfolio - Class A                 1,269           0      (1,269)            0             0
1 AllianceBernstein High Yield Portfolio - Class A                 0           0         (34)          709           675
1 AllianceBernstein Premier Growth Portfolio - Class A           914           0        (527)           95           482
1 AllianceBernstein Quasar Portfolio - Class A                     0           0         (46)          947           901
1 AllianceBernstein Quasar Portfolio - Class A                 4,164           0      (4,164)            0             0
1 AllianceBernstein Real Estate Investment Portfolio -
   Class A                                                       269           0         (13)            0           256
1 AllianceBernstein Technology Portfolio - Class A               652           0        (652)            0             0
1 AllianceBernstein Technology Portfolio - Class A             1,478           0        (620)            0           858
1 AllianceBernstein Total Return Portfolio - Class A               0           0        (183)        2,094         1,911
1 AllianceBernstein Total Return Portfolio - Class A               0           0        (134)          579           445
1 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A                                           214           0        (276)        3,436         3,374
1 AllianceBernstein Worldwide Privitization Portfolio -
   Class A                                                       265           0         (13)            0           252
1 Fidelity VIP Growth Portfolio - Initial Class                4,197           0      (4,197)            0             0
1 Fidelity VIP Investment Grade Bond Portfolio -
   Initial Class                                                   0           0           0         2,308         2,308
1 Fidelity VIP Overseas Portfolio - Initial Class              2,680           0      (2,680)            0             0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
 Trilogy, Paradigm, Gallery and Retirement Gold products.
Footnote 2 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
 Paradigm and Profile products that are subject to 12B-1 fees.

                                      VA A
                                       42

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                      Units                                Ratio    Ratio   Return
                        Sub-accounts                                   (a)      Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
1 AIM V.I. Capital Appreciation Fund - Series I shares
                                                              2003      37,782  $    10.21  $    385,870     0.00%    1.40%   27.66%
                                                              2002      38,419        8.00       307,219     0.00%    1.40%  -25.41%
                                                              2001      44,333       10.72       475,271     6.54%    1.40%  -24.34%
1 AIM V.I. International Growth Fund - Series I shares
                                                              2003      17,059       10.19       173,784     0.55%    1.40%   27.34%
                                                              2002      15,673        8.00       125,454     0.49%    1.40%  -16.85%
                                                              2001      22,954        9.63       220,972     2.64%    1.40%  -24.62%
1 AllianceBernstein Americas Government Income
   Portfolio - Class A
                                                              2003     278,622       19.30     5,376,615     4.64%    1.40%    5.85%
                                                              2002     325,426       18.23     5,932,127     5.19%    1.40%    9.45%
                                                              2001     349,120       16.65     5,814,577     8.63%    1.40%    2.12%
1 AllianceBernstein Global Bond Portfolio - Class A
                                                              2003     118,788       16.75     1,989,510     6.82%    1.40%   11.66%
                                                              2002     107,346       15.00     1,609,759     0.94%    1.40%   15.29%
                                                              2001      87,796       13.01     1,141,981     0.00%    1.40%   -1.68%
1 AllianceBernstein Global Bond Portfolio - Class A
                                                              2003       1,207       12.98        15,669     5.63%    1.40%   11.69%
                                                              2002       1,451       11.62        16,857     0.17%    1.40%   15.29%
                                                              2001         136       10.08         1,372     0.00%    1.40%   -1.67%
1 AllianceBernstein Global Dollar Government
   Portfolio - Class A
                                                              2003     123,889       28.50     3,530,334     4.79%    1.40%   31.56%
                                                              2002      96,972       21.66     2,100,507     7.87%    1.40%   14.53%
                                                              2001     104,670       18.91     1,979,677    11.33%    1.40%    7.83%
1 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003     951,285       35.23    33,517,329     1.04%    1.40%   30.64%
                                                              2002   1,133,342       26.97    30,561,019     0.62%    1.40%  -23.14%
                                                              2001   1,615,235       35.08    56,666,208     5.14%    1.40%   -1.04%
1 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003      49,218       22.27     1,096,015     1.12%    1.40%   30.68%
                                                              2002      65,785       17.04     1,121,150     0.72%    1.40%  -23.14%
                                                              2001     103,197       22.17     2,288,150     4.97%    1.40%   -1.06%
2 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003          81       35.12         2,832     1.05%    1.45%   30.61%
                                                              2002          81       26.89         2,178     0.98%    1.45%  -23.18%
                                                              2001         863       35.00        30,210     0.85%    1.45%   -1.09%
3 AllianceBernstein Growth and Income Portfolio - Class A
                                                              2003       8,557       35.67       305,231     1.02%    1.25%   30.86%
                                                              2002       8,774       27.26       239,187     0.78%    1.25%  -23.02%
                                                              2001      16,341       35.41       578,656     4.80%    1.25%   -0.89%

                                      VA A
                                       43

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                      Units                                Ratio    Ratio   Return
                       Sub-accounts                                    (a)      Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
4 AllianceBernstein Growth and Income Portfolio - Class B
                                                              2003     242,311  $    34.84  $  8,442,836     0.79%    1.40%   30.35%
                                                              2002     207,318       26.73     5,541,617     0.64%    1.40%  -23.35%
                                                              2001     112,353       34.87     3,918,050     5.33%    1.40%   -1.24%
1 AllianceBernstein Growth Portfolio - Class A
                                                              2003     745,640       22.18    16,538,969     0.00%    1.40%   33.22%
                                                              2002     844,714       16.65    14,068,557     0.00%    1.40%  -29.08%
                                                              2001   1,208,542       23.48    28,380,513    14.33%    1.40%  -24.54%
1 AllianceBernstein Growth Portfolio - Class A
                                                              2003      44,816       14.17       634,820     0.00%    1.40%   33.13%
                                                              2002      53,518       10.64       569,226     0.00%    1.40%  -29.08%
                                                              2001      74,503       15.00     1,117,307    15.08%    1.40%  -24.53%
2 AllianceBernstein Growth Portfolio - Class A
                                                              2003          78       22.11         1,734     0.00%    1.45%   33.11%
                                                              2002          79       16.61         1,308     0.00%    1.45%  -29.11%
                                                              2001         516       23.43        12,093     4.21%    1.45%  -24.59%
3 AllianceBernstein Growth Portfolio - Class A
                                                              2003       1,048       22.46        23,526     0.00%    1.25%   33.35%
                                                              2002       1,048       16.84        17,643     0.00%    1.25%  -28.97%
                                                              2001       1,466       23.70        34,750     6.95%    1.25%  -24.44%
4 AllianceBernstein Growth Portfolio - Class B
                                                              2003     134,653       21.92     2,951,073     0.00%    1.40%   32.83%
                                                              2002     108,564       16.50     1,791,241     0.00%    1.40%  -29.26%
                                                              2001      73,965       23.33     1,725,274    16.11%    1.40%  -24.71%
1 AllianceBernstein High Yield Portfolio - Class A
                                                              2003     350,634       10.31     3,615,065     4.85%    1.40%   20.73%
                                                              2002     286,786        8.54     2,448,826     6.56%    1.40%   -4.38%
                                                              2001     205,171        8.93     1,832,170     8.32%    1.40%    1.59%
1 AllianceBernstein International Portfolio - Class A
                                                              2003     382,399       13.31     5,090,678     0.13%    1.40%   29.75%
                                                              2002     405,947       10.26     4,164,540     0.05%    1.40%  -16.45%
                                                              2001     539,574       12.28     6,625,653     5.66%    1.40%  -23.45%
3 AllianceBernstein International Portfolio - Class A
                                                              2003       2,226       13.48        30,001     0.13%    1.25%   29.97%
                                                              2002       2,226       10.37        23,090     0.05%    1.25%  -16.33%
                                                              2001       2,802       12.39        34,735     4.91%    1.25%  -23.35%
1 AllianceBernstein International Value Portfolio - Class A
                                                              2003     102,117       13.02     1,329,486     0.33%    1.40%   42.29%
                                                              2002      76,927        9.15       703,528     0.15%    1.40%   -6.47%
                                                              2001       7,540        9.78        73,725     0.00%    1.40%   -2.22%

                                      VA A
                                       44

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                      Units                                Ratio    Ratio   Return
                       Sub-accounts                                    (a)      Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
1 AllianceBernstein Money Market Portfolio - Class A
                                                              2003     440,657  $    12.83  $  5,652,619     0.49%    1.40%   -0.87%
                                                              2002     757,588       12.94     9,802,944     1.19%    1.40%   -0.30%
                                                              2001   1,377,871       12.98    17,883,292     3.46%    1.40%    2.12%
3 AllianceBernstein Money Market Portfolio - Class A
                                                              2003         948       12.99        12,317     0.54%    1.25%   -0.75%
                                                              2002         949       13.09        12,417     0.69%    1.25%   -0.15%
                                                              2001       2,148       13.11        28,153     2.57%    1.25%    2.31%
4 AllianceBernstein Money Market Portfolio - Class B
                                                              2003     325,706       12.69     4,131,664     0.36%    1.40%   -1.13%
                                                              2002     356,985       12.83     4,579,386     0.89%    1.40%   -0.55%
                                                              2001     233,702       12.90     3,014,530     3.57%    1.40%    1.89%
1 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003     948,112       25.97    24,625,973     0.00%    1.40%   21.94%
                                                              2002   1,097,825       21.30    23,382,102     0.00%    1.40%  -31.61%
                                                              2001   1,613,611       31.14    50,252,762     5.48%    1.40%  -18.37%
1 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003      17,973       11.17       200,784     0.00%    1.40%   21.96%
                                                              2002      22,359        9.16       204,822     0.00%    1.40%  -31.61%
                                                              2001      24,801       13.39       332,198     6.28%    1.40%  -18.38%
2 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003          74       25.89         1,923     0.00%    1.45%   21.89%
                                                              2002          75       21.24         1,585     0.00%    1.45%  -31.64%
                                                              2001         426       31.07        13,245     5.18%    1.45%  -18.40%
3 AllianceBernstein Premier Growth Portfolio - Class A
                                                              2003       4,757       26.30       125,094     0.00%    1.25%   22.14%
                                                              2002       4,767       21.53       102,636     0.00%    1.25%  -31.51%
                                                              2001       8,040       31.44       252,757     5.02%    1.25%  -18.24%
4 AllianceBernstein Premier Growth Portfolio - Class B
                                                              2003     604,989        6.40     3,870,495     0.00%    1.40%   21.63%
                                                              2002     573,481        5.26     3,015,889     0.00%    1.40%  -31.80%
                                                              2001     332,907        7.71     2,567,198     2.51%    1.40%  -22.89%
1 AllianceBernstein Quasar Portfolio - Class A
                                                              2003     541,675       10.59     5,737,987     0.00%    1.40%   46.92%
                                                              2002     579,240        7.21     4,178,753     0.00%    1.40%  -32.72%
                                                              2001     718,114       10.72     7,700,003     3.12%    1.40%  -13.94%
1 AllianceBernstein Quasar Portfolio - Class A
                                                              2003       8,794       10.32        90,724     0.00%    1.40%   46.75%
                                                              2002      10,767        7.03        75,648     0.00%    1.40%  -32.72%
                                                              2001      17,136       10.44       178,945     4.42%    1.40%  -13.98%

                                      VA A
                                       45

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
1 AllianceBernstein Real Estate Investment Portfolio -
   Class A
                                                              2003     212,179  $    17.24  $  3,657,170     2.63%    1.40%   37.34%
                                                              2002     232,816       12.55     2,921,371     2.61%    1.40%    1.17%
                                                              2001     217,200       12.40     2,693,784     3.54%    1.40%    9.27%
3 AllianceBernstein Real Estate Investment Portfolio -
   Class A
                                                              2003       2,611       17.42        45,470     2.60%    1.25%   37.58%
                                                              2002       2,612       12.66        33,070     3.50%    1.25%    1.33%
                                                              2001       1,630       12.50        20,370     3.68%    1.25%    9.42%
1 AllianceBernstein Small Cap Value Portfolio - Class A
                                                              2003     273,205       14.27     3,898,966     1.40%    1.40%   39.37%
                                                              2002     239,549       10.24     2,454,151     0.40%    1.40%   -7.50%
                                                              2001     102,467       11.08     1,134,898     0.00%    1.40%   10.76%
1 AllianceBernstein Technology Portfolio - Class A
                                                              2003     958,318       14.92    14,295,737     0.00%    1.40%   42.07%
                                                              2002   1,097,453       10.50    11,522,508     0.00%    1.40%  -42.52%
                                                              2001   1,538,568       18.27    28,102,732     7.80%    1.40%  -26.29%
1 AllianceBernstein Technology Portfolio - Class A
                                                              2003      29,282       13.42       392,955     0.00%    1.40%   42.01%
                                                              2002      33,799        9.45       319,238     0.00%    1.40%  -42.52%
                                                              2001      41,704       16.43       685,255     8.13%    1.40%  -26.28%
2 AllianceBernstein Technology Portfolio - Class A
                                                              2003          85       14.87         1,266     0.00%    1.45%   42.02%
                                                              2002          86       10.47           895     0.00%    1.45%  -42.55%
                                                              2001         237       18.23         4,321     7.61%    1.45%  -26.33%
3 AllianceBernstein Technology Portfolio - Class A
                                                              2003          56       14.31           799     0.00%    1.25%   42.29%
                                                              2002          56       10.06           564     0.00%    1.25%  -42.43%
                                                              2001         682       17.47        11,922    16.17%    1.25%  -26.17%
4 AllianceBernstein Technology Portfolio - Class B
                                                              2003     318,966        5.80     1,851,403     0.00%    1.40%   41.92%
                                                              2002     302,617        4.09     1,238,781     0.00%    1.40%  -42.62%
                                                              2001     160,981        7.13     1,148,444     3.91%    1.40%  -28.66%
1 AllianceBernstein Total Return Portfolio - Class A
                                                              2003     571,207       22.66    12,942,571     2.65%    1.40%   17.40%
                                                              2002     596,922       19.30    11,520,571     2.59%    1.40%  -11.83%
                                                              2001     712,271       21.89    15,590,809     5.93%    1.40%    0.82%
1 AllianceBernstein Total Return Portfolio - Class A
                                                              2003      13,924       11.21       156,117     2.42%    1.40%   17.40%
                                                              2002      16,875        9.55       161,157     3.00%    1.40%  -11.83%
                                                              2001      21,665       10.83       234,655     8.80%    1.40%    0.85%

                                      VA A
                                       46

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
2 AllianceBernstein Total Return Portfolio - Class A
                                                              2003         126  $    22.59  $      2,845     2.62%    1.45%   17.33%
                                                              2002         127       19.25         2,436     2.58%    1.45%  -11.87%
                                                              2001         127       21.84         2,774     4.35%    1.45%    0.79%
3 AllianceBernstein Total Return Portfolio - Class A
                                                              2003       2,260       17.86        40,360     2.60%    1.25%   17.58%
                                                              2002       2,260       15.19        34,334     2.58%    1.25%  -11.69%
                                                              2001       2,261       17.20        38,887     4.35%    1.25%    1.01%
1 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A
                                                              2003     726,253       16.06    11,661,155     3.85%    1.40%    2.47%
                                                              2002   1,055,403       15.67    16,542,486     2.34%    1.40%    6.29%
                                                              2001     619,083       14.75     9,129,508     3.97%    1.40%    6.40%
3 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A
                                                              2003       1,933       16.26        31,425     3.69%    1.25%    2.63%
                                                              2002       1,945       15.84        30,815     2.80%    1.25%    6.45%
                                                              2001       1,725       14.89        25,671     2.63%    1.25%    6.55%
4 AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class B
                                                              2003      11,538       15.87       183,147     3.86%    1.40%    2.15%
                                                              2002      14,057       15.54       218,399     2.04%    1.40%    6.05%
                                                              2001      10,513       14.65       154,028     7.22%    1.40%    6.09%
1 AllianceBernstein Utility Income Portfolio - Class A
                                                              2003     214,286       16.84     3,608,026     3.10%    1.40%   18.24%
                                                              2002     228,027       14.24     3,247,754     1.85%    1.40%  -23.20%
                                                              2001     332,091       18.55     6,159,024     4.96%    1.40%  -23.58%
3 AllianceBernstein Utility Income Portfolio - Class A
                                                              2003          89       16.35         1,463     3.14%    1.25%   18.37%
                                                              2002          90       13.81         1,240     1.72%    1.25%  -23.09%
                                                              2001          90       17.95         1,618    13.23%    1.25%  -23.48%
4 AllianceBernstein Value Portfolio - Class B
                                                              2003     405,118       10.85     4,394,595     0.66%    1.40%   26.73%
                                                              2002     321,429        8.56     2,752,506     0.26%    1.40%  -14.16%
                                                              2001     212,874        9.98     2,123,656     0.00%    1.40%   -0.24%
1 AllianceBernstein Worldwide Privitization Portfolio -
   Class A
                                                              2003     220,767       19.90     4,392,970     1.06%    1.40%   41.43%
                                                              2002     256,844       14.07     3,612,635     1.76%    1.40%   -5.52%
                                                              2001     350,467       14.89     5,217,750     5.98%    1.40%  -18.47%
5 Delaware VIP Balanced Series
                                                              2003       5,911       27.47       162,358     3.62%    1.25%   17.74%
                                                              2002       8,851       23.33       206,514     3.08%    1.25%  -17.31%
                                                              2001       9,627       28.22       271,658     2.58%    1.25%   -8.81%

                                      VA A
                                       47

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
5 Delaware VIP Capital Reserves Series
                                                              2003      10,466  $    21.85  $    228,650     4.00%    1.25%    3.30%
                                                              2002      17,300       21.15       365,813     4.44%    1.25%    5.77%
                                                              2001      15,589       19.99       311,627     2.32%    1.25%    6.91%
5 Delaware VIP Cash Reserves Series
                                                              2003      35,815       16.32       584,486     0.57%    1.25%   -0.67%
                                                              2002      10,741       16.43       176,427     1.21%    1.25%    0.00%
                                                              2001      12,132       16.42       199,267     3.95%    1.25%    2.59%
5 Delaware VIP Growth Opportunities Series
                                                              2003      22,062       27.87       614,921     0.00%    1.25%   39.29%
                                                              2002      32,309       20.01       646,456    13.90%    1.25%  -25.87%
                                                              2001      62,802       26.99     1,695,119    11.24%    1.25%  -16.84%
5 Delaware VIP High Yield Series
                                                              2003       2,416       21.51        51,971     9.28%    1.25%   27.13%
                                                              2002       4,741       16.92        80,216    12.09%    1.25%    0.57%
                                                              2001       7,738       16.82       130,168     9.89%    1.25%   -5.30%
5 Delaware VIP Large Cap Value Series
                                                              2003      50,185       32.43     1,627,374     2.33%    1.25%   26.72%
                                                              2002      87,712       25.59     2,244,867     1.69%    1.25%  -19.69%
                                                              2001     107,096       31.87     3,412,903     0.19%    1.25%   -5.09%
1 Dreyfus Stock Index Fund - Initial shares
                                                              2003     112,272       16.59     1,862,520     1.44%    1.40%   26.54%
                                                              2002     126,112       13.11     1,652,800     1.29%    1.40%  -23.44%
                                                              2001     170,684       17.12     2,921,961     1.48%    1.40%  -13.41%
1 Dreyfus VIF Small Company Stock Portfolio - Initial shares
                                                              2003      20,207       12.38       250,081     0.11%    1.40%   40.95%
                                                              2002      22,222       8.78        195,115     0.30%    1.40%  -20.83%
                                                              2001      20,699       11.09       229,547     0.07%    1.40%   -2.89%
1 Fidelity VIP Asset Manager Portfolio - Initial Class
                                                              2003      52,494       15.08       791,642     3.59%    1.40%   16.36%
                                                              2002      57,744       12.96       748,527     4.20%    1.40%  -10.00%
                                                              2001      76,408       14.40     1,100,492     5.46%    1.40%   -5.43%
1 Fidelity VIP Contrafund Portfolio - Initial Class
                                                              2003      51,731       14.39       744,387     0.44%    1.40%   26.67%
                                                              2002      52,636       11.36       597,892     0.86%    1.40%  -10.61%
                                                              2001      47,602       12.71       604,888     3.73%    1.40%  -13.50%
1 Fidelity VIP Growth Portfolio - Initial Class
                                                              2003     134,139       14.71     1,972,868     0.28%    1.40%   30.97%
                                                              2002     157,583       11.23     1,769,169     0.28%    1.40%  -31.08%
                                                              2001     205,699       16.29     3,350,724     7.68%    1.40%  -18.80%
1 Fidelity VIP High Income Portfolio - Initial Class
                                                              2003      22,070       10.61       234,209     7.30%    1.40%   25.44%
                                                              2002      25,389        8.46       214,694    11.33%    1.40%    2.01%
                                                              2001      36,925        8.29       306,107    13.17%    1.40%  -12.92%

                                      VA A
                                       48

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
1 Fidelity VIP Investment Grade Bond Portfolio - Initial
   Class
                                                              2003      38,782  $    15.63  $    606,031     5.18%    1.40%    3.76%
                                                              2002      46,570       15.06       701,384     3.33%    1.40%    8.81%
                                                              2001      45,499       13.84       629,859     5.14%    1.40%    6.98%
1 Fidelity VIP Money Market Portfolio - Initial Class
                                                              2003     134,114       12.36     1,658,063     0.99%    1.40%   -0.38%
                                                              2002     174,189       12.41     2,162,279     1.60%    1.40%    0.28%
                                                              2001     265,588       12.38     3,287,656     4.15%    1.40%    2.73%
1 Fidelity VIP Overseas Portfolio - Initial Class
                                                              2003       5,640       12.70        71,638     0.90%    1.40%   41.44%
                                                              2002       9,956        8.98        89,442     0.90%    1.40%  -21.39%
                                                              2001      13,173       11.43       150,544    17.30%    1.40%  -22.26%
1 Mercury HW International VIP Portfolio
                                                              2003           0       10.53             0     0.21%    1.40%   27.01%
                                                              2002       2,033        8.29        16,850     3.84%    1.40%  -12.77%
                                                              2001       2,035        9.50        19,341     4.67%    1.40%  -14.12%
1 Merrill Lynch Basic Value V.I. Fund - Class I
                                                              2003       5,844       15.47        90,423     1.18%    1.40%   31.36%
                                                              2002       5,475       11.78        64,487     1.41%    1.40%  -18.91%
                                                              2001       5,481       14.52        79,607     5.95%    1.40%    2.79%
1 Merrill Lynch Core Bond V.I. Fund - Class I
                                                              2003       5,400       13.09        70,702     3.85%    1.40%    3.33%
                                                              2002       5,522       12.67        69,985     4.70%    1.40%    8.05%
                                                              2001       5,695       11.73        66,793     5.66%    1.40%    5.19%
1 Merrill Lynch Developing Capital Markets V.I. Fund -
   Class I
                                                              2003           0        9.63             0     4.97%    1.40%   39.03%
                                                              2002         913        6.93         6,329     0.41%    1.40%  -11.49%
                                                              2001         914        7.84         7,158     0.92%    1.40%    0.07%
1 Merrill Lynch Global Allocation V.I. Fund - Class I
                                                              2003       4,466       12.37        55,237     3.26%    1.40%   32.86%
                                                              2002       3,702        9.31        34,480     3.49%    1.40%   -9.42%
                                                              2001       3,706       10.28        38,106     1.43%    1.40%  -10.12%
1 Merrill Lynch Global Growth V.I. Fund - Class I
                                                              2003       1,632        7.75        12,657     1.16%    1.40%   31.63%
                                                              2002       1,186        5.89         6,981     0.11%    1.40%  -28.74%
                                                              2001       1,187        8.26         9,807     0.91%    1.40%  -24.14%
1 Merrill Lynch High Current Income V.I. Fund - Class I
                                                              2003       3,525       11.40        40,167     8.92%    1.40%   26.33%
                                                              2002       3,059        9.02        27,595    10.14%    1.40%   -2.83%
                                                              2001       3,062        9.28        28,428    11.01%    1.40%    2.58%
1 Merrill Lynch International Value V.I. Fund - Class I
                                                              2003       2,030       11.63        23,605     2.78%    1.40%   10.43%
1 Merrill Lynch Large Cap Core V.I. Fund - Class I
                                                              2003       1,315       12.90        16,962     0.45%    1.40%   29.67%
                                                              2002         955        9.95         9,501     0.82%    1.40%  -18.14%
                                                              2001         956       12.15        11,618     0.80%    1.40%   -8.70%

                                      VA A
                                       49

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
OF NEW YORK (AI LIFE)
VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total return for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
                        Sub-accounts                                Units (a)   Unit Value   Net Assets     (b)      (c)      (d)
-----------------------------------------------------------------------------------------------------------------------------------
1 UBS Series Trust Tactical Allocation Portfolio
                                                              2003      14,169  $    13.99  $    198,214     1.18%    1.40%   25.80%
                                                              2002      26,509       11.12       294,661     0.95%    1.40%  -23.76%
                                                              2001      40,070       14.58       584,198     8.06%    1.40%  -13.63%
2 UBS Series Trust Tactical Allocation Portfolio
                                                              2002           0       11.09             0     1.41%    0.75%  -23.80%
                                                              2001         859       14.56        12,497     8.01%    0.75%  -13.67%
1 Van Eck Worldwide Emerging Markets Fund
                                                              2003       5,701        9.62        54,822     0.08%    1.40%   52.15%
                                                              2002       3,723        6.32        23,547     0.14%    1.40%   -4.25%
                                                              2001       2,108        6.61        13,924     0.00%    1.40%  -3.15%
1 Van Eck Worldwide Hard Assets Fund
                                                              2003       1,328       11.29        14,995     0.41%    1.40%   43.10%
                                                              2002       1,365        7.89        10,771     0.72%    1.40%   -4.19%
                                                              2001         973        8.24         8,015     1.69%    1.40%  -11.72%

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
 Trilogy, Paradigm and Gallery products.
Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
 Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
 Paradigm and Profile products that are subject to 12B-1 fees.
Footnote 5 are the funds under the Variable Annuity product.

(a) The 2002 units reflect accumulation units valued at accumulation unit values. The 2001 units reflect annuity units valued at annuity unit values. The change in the 2002 presentation does not have any effect on net assets held in the Sub-accounts.

(b) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-account invest.

(c) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(d) These amounts represent the total return for the periods indicated, including changes in the value of the underlying Sub-account, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the year ended December 31, 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

                                      VA A
                                       50

                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)


                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

[Logo of PricewaterhouseCoopers LLP]

                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713)356-4000

                         Report of Independent Auditors

To the Shareholder and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheets and the related statements of income, shareholder's equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also as discussed in Note 2 to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP
----------------------------------------

April 14, 2004

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                      December 31,  December 31,
                                                          2003          2002
                                                      ------------  ------------
Assets
------
Investments:
Fixed maturities:
   Bonds available for sale, at market value
   (cost: 2003 - $7,281,256; 2002 - $7,082,775)       $  7,791,941  $  7,414,518
Equity securities available for sale, at market
 value
   (cost: 2003 - $994; 2002 - $9,631)                        1,652         9,635
Mortgage loans on real estate, net of allowance
   (2003 - $19,000; 2002 - $19,000)                        395,008       366,162
Policy loans                                                11,115        10,360
Other long-term investments                                 79,779        68,021
Short-term investments, at cost (approximates
 market value)                                              93,935        32,277
                                                      ------------  ------------
   Total investments                                     8,373,430     7,900,973


Cash                                                         2,275            --
Investment income due and accrued                          116,023       114,389
Reinsurance assets                                          30,043        44,125
Deferred policy acquisition costs                           85,908       173,205
Amounts due from related parties                            18,772            --
Other assets                                                 4,282         8,714
Assets held in separate accounts                           216,087       196,146
                                                      ------------  ------------
      Total assets                                    $  8,846,820  $  8,437,552
                                                      ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                      December 31,  December 31,
                                                          2003          2002
                                                      ------------  ------------
Liabilities
-----------
   Policyholders' contract deposits                   $  5,059,693  $  5,167,321
   Future policy benefits for life and accident
    and health insurance contracts                       2,347,473     2,169,296
   Reserve for unearned premiums                             5,338         6,159
   Policy and contract claims                               53,811        53,222
   Income taxes payable                                     51,450         8,136
   Amounts due to related parties                               --         1,943
   Derivative liabilities, at market                        19,448        12,602
   Other liabilities                                       183,925       101,996
   Liabilities related to separate accounts                216,087       196,146
                                                      ------------  ------------
      Total liabilities                                  7,937,225     7,716,821
                                                      ------------  ------------
Shareholder's equity
--------------------
   Common stock, $200 par value; 16,125 shares
    authorized, issued and outstanding                       3,225         3,225
   Additional paid-in capital                              238,025       238,025
   Accumulated other comprehensive income                  250,575       165,705
   Retained earnings                                       417,770       313,776
                                                      ------------  ------------
      Total shareholder's equity                           909,595       720,731
                                                      ------------  ------------
Total liabilities and shareholder's equity            $  8,846,820  $  8,437,552
                                                      ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)

                                               Years ended December 31,
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
Revenues:
   Premiums and other considerations   $    390,408  $    216,291  $    503,560
   Net investment income                    542,949       540,971       483,261
   Realized capital gains (losses)            1,143      (142,314)       55,478
                                       ------------  ------------  ------------
      Total revenues                        934,500       614,948     1,042,299
                                       ------------  ------------  ------------
Benefits and expenses:
   Death and other benefits                 310,501       324,161       297,624
   Increase in future policy benefits
    and policyholders' contract
    deposits                                383,371       277,655       536,386
   Insurance acquisition and other
    operating expenses                       81,664        44,144        75,819
                                       ------------  ------------  ------------
      Total benefits and expenses           775,536       645,960       909,829
                                       ------------  ------------  ------------
Income (loss) before income taxes           158,964       (31,012)      132,470
                                       ------------  ------------  ------------
Income taxes:
   Current                                   31,497        25,774        48,632
   Deferred                                  23,473       (36,936)       (2,052)
                                       ------------  ------------  ------------
      Total income tax expense
       (benefit)                             54,970       (11,162)       46,580
                                       ------------  ------------  ------------
Net income (loss) before cumulative
 effect of accounting changes               103,994       (19,850)       85,890
Cumulative effect of accounting
 changes, net of tax                             --            --       (17,241)
                                       ------------  ------------  ------------
Net income (loss)                      $    103,994  $    (19,850) $     68,649
                                       ============  ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                                 (in thousands)

                                               Years ended December 31,
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
Common stock
------------
Balance at beginning and end of year   $      3,225  $      3,225  $      3,225
                                       ------------  ------------  ------------
Additional paid-in capital
--------------------------
Balance at beginning of year                238,025       197,025       197,025
Capital contributions from parent                --        41,000            --
                                       ------------  ------------  ------------
Balance at end of year                      238,025       238,025       197,025
                                       ------------  ------------  ------------
Accumulated other comprehensive
-------------------------------
 income
 ------
   Balance at beginning of year             165,705        39,124        35,623
   Change in net unrealized
    appreciation of investments - net
    of reclassifications                    134,876       205,565         2,590
      Deferred income tax expense on
       above changes                        (45,858)      (69,223)         (659)
   Change in net derivative (losses)
    gains arising from cash flow
    hedging activities                       (6,381)      (15,017)        2,416
      Deferred income tax benefit
       (expense) on above changes             2,233         5,256          (846)
                                       ------------  ------------  ------------
   Balance at end of year                   250,575       165,705        39,124
                                       ------------  ------------  ------------
Retained earnings
-----------------
Balance at beginning of year                313,776       333,626       264,977
Net income                                  103,994       (19,850)       68,649
                                       ------------  ------------  ------------
Balance at end of year                      417,770       313,776       333,626
                                       ------------  ------------  ------------
Total shareholder's equity             $    909,595  $    720,731  $    573,000
                                       ============  ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                               Years ended December 31,
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
Cash flows from operating activities:
   Net income (loss)                   $    103,994  $    (19,850) $     68,649
Adjustments to reconcile net income
 (loss) to net cash provided by
 operating activities:
      Change in insurance reserves          177,945      (139,000)      179,216
      Change in accounting principles            --            --        26,524
      Change in reinsurance assets           14,082       151,731       155,870
      Change in deferred policy
       acquisition costs                     42,741       (42,114)      (33,119)
      Change in other policyholders'
       funds                                (69,434)      947,993       659,988
      Change in investment income due
       and accrued                           (1,634)      (17,535)       (7,491)
      Realized capital (gains) losses        (1,143)      142,314       (55,478)
      Change in income taxes - net             (311)      (30,621)      (16,076)
      Change in reserves for
       commissions, expenses and
       taxes                                    260        (2,058)         (825)
      Amortization of premiums and
       discounts on securities              (22,912)      (15,106)      (19,148)
      Change in other assets and
       liabilities - net                     51,566       124,488       (39,159)
                                       ------------  ------------  ------------
Net cash provided by operating
 activities                                 295,154     1,100,242       918,951
                                       ------------  ------------  ------------
Cash flows from investing activities:
      Sale of fixed maturities            2,143,951     1,642,037     1,697,686
      Cost of fixed maturities,
       matured or redeemed                  441,382       759,609       423,471
      Sale of equity securities              13,053        12,499        36,294
      Sale of real estate                        --        36,098            --
      Purchase of fixed maturities       (2,759,575)   (3,447,345)   (3,053,470)
      Purchase of equity securities          (3,263)         (519)       (5,068)
      Purchase of real estate                   721            --       (23,799)
      Mortgage loans funded                 (87,200)      (30,695)      (20,175)
      Repayments of mortgage loans           37,641        48,014       109,270
      Change in policy loans                   (755)         (148)          269
      Change in short-term
       investments                          (61,658)       36,342       (45,114)
      Change in other long-term
       investments                           24,693        (3,431)       42,521
      Other - net                            (3,676)      (49,806)        8,433
                                       ------------  ------------  ------------
Net cash used in investing activities      (254,686)     (997,345)     (829,682)
                                       ------------  ------------  ------------
Cash flows from financing activities:
      Net policyholder account
       deposits/withdrawals                 (38,193)     (143,909)      (89,266)
      Capital contribution from
       parent                                    --        41,000            --
                                       ------------  ------------  ------------
Net cash used in financing activities       (38,193)     (102,909)      (89,266)
                                       ------------  ------------  ------------
Change in cash                                2,275           (12)            3
Cash at beginning of year                        --            12             9
                                       ------------  ------------  ------------
Cash at end of year                    $      2,275  $         --  $         12
                                       ============  ============  ============

                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                               Years ended December 31,
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
Comprehensive income
--------------------
Net income (loss)                      $    103,994  $    (19,850) $     68,649
                                       ------------  ------------  ------------
Other comprehensive income
--------------------------
Change in net unrealized appreciation
 of investments - net of
 reclassifications                          134,876       205,565         2,590
   Deferred income tax expense on
    above changes                           (45,858)      (69,223)         (659)
Change in net derivative (losses)
 gains arising from cash flow hedging
 activities                                  (6,381)      (15,017)        2,416
   Deferred income tax benefit
    (expense) on above changes                2,233         5,256          (846)
                                       ------------  ------------  ------------
Other comprehensive income                   84,870       126,581         3,501
                                       ------------  ------------  ------------
Comprehensive income                   $    188,864  $    106,731  $     72,150
                                       ============  ============  ============

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------

1.   Nature of Business
     ------------------

          American International Life Assurance Company of New York (the "Company") is part of the Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in New York, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in American Samoa, Virgin Island, Canada and Guam.

2.   Summary of Significant Accounting Policies
     ------------------------------------------

     (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Actual results could differ from those estimates.

     (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2003. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                2003         2002
                                          ----------   ----------
          Statutory net income (loss)     $   89,931   $  (62,760)
          Statutory capital and surplus   $  496,240   $  441,062

          The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutorily required mortality and interest assumptions without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

     --------------------------------------------------------

     (c) Insurance and Investment Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allows the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

     (d) Investments: Fixed maturities available for sale, where the Company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market values. Dividend income is generally recognized when receivable. Short-term investments consists of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related acquisition cost amortization and deferred income taxes in shareholder's equity.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income as a realized loss for the difference between cost or amortized cost and estimated net fair value.

          The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or other-than temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other-than temporary, the Company writes down the carrying value of the investment and records a realized loss in the statement of income.

          In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a cumulative effect of an accounting change adjustment loss of $17.2 million, net of tax.

          Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     --------------------------------------------------------

          ------------------------

          Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

          Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in net realized investment gain (losses), consistent with the equity method of accounting.

          Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

          Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. The dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2003 and 2002, the Company had no dollar roll agreements outstanding.

          Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

          Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

     (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company adjusts DAC amortization for non-traditional products (a "DAC unlocking") when estimates of current or future gross profits are revised. The DAC asset is reviewed at least annually for recoverability based on the profitability (both current and projected future) of the underlying contracts. Any amounts deemed unrecoverable are charged to expense.

     --------------------------------------------------------

          ------------------------------------------------

          With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product.

          Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

          DAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

     (f) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

          A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

     (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

          Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

     ---------------------------------------------------------

          -------------------------------------------------------------------

          For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

          Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

     (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (i) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

     (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. The Company reports GMDB-related benefits in the period incurred, and therefore does not record a liability for future benefits. GMDB-related variable annuity contractholder benefits were $658,000, $428,627 and $35,729 for the years ended December 31, 2003, 2002, and 2001, respectively.

     (k) Reinsurance: The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

          Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

     --------------------------------------------------------

     (l) Derivatives: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("FAS 138").

          Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. AI Life did not hold any derivatives at January 1, 2001 and as a result did not have a cumulative effect of accounting change.

          On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or a cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

          The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

          During 2003, there were no hedges that were discontinued or otherwise no longer qualify as hedges under FAS 133 and FAS 138. With respect to fair value hedges, hedge ineffectiveness was insignificant during 2003.

     (m) Reclassifications: Certain prior year items have been reclassified to conform with the current period presentation. Such reclassifications had no effect on shareholder's equity, net income (loss) or cash flows.

     (n) Accounting Standards: In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" ("FAS 142"). As of January 1, 2002, the Company adopted FAS
          142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in FAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The impact of the adoption of FAS 142 had no affect on the Company's results of operations or financial condition.

          In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN45"). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the

     --------------------------------------------------------

          ----------------------------------

          guarantee be established and recognized through earnings. The adoption of FIN45 did not have a material impact on the Company's results of operations or financial condition.

          In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

          The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

          The adoption of FIN46R did not have a material impact on the Company's results of operations or financial condition.

          The following VIE activities are not consolidated by the Company under FIN46R:

               (i) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

               (ii) The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

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          ----------------------------------

               (iii) The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

          In April 2003, the Derivatives Implementation Group of the FASB cleared Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments" ("DIG B36"). DIG B36 was effective for the Company beginning October 1, 2003. DIG B36 concludes that certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The application of the provisions of DIG B36 did not have a material effect on the Company's results of operations or its financial position.

          In July 2003, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). This statement is effective as of January 1, 2004. Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

          In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits and modify certain disclosures and financial statement presentations for these benefits. Management currently expects the one-time cumulative accounting change upon adoption to approximate $52,650 after taxes, to be recorded in the first quarter of 2004.

3.   Investment Information
     ----------------------

     (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                          Years ended December 31,
                                    ------------------------------------
                                       2003         2002         2001
                                    ----------   ----------   ----------
Fixed maturities                    $  510,472   $  490,780   $  424,858
Equity securities                          331          860        2,986
Mortgage loans                          31,058       31,862       41,159
Real estate                                 --        1,461        4,297
Policy loans                               744          738          752
Cash and short-term investments            903        2,029        3,348
Other long-term investments              4,331       15,353       12,246
                                    ----------   ----------   ----------
   Total investment income             547,839      543,083      489,646
Investment expenses                      4,890        2,112        6,385
                                    ----------   ----------   ----------
   Net investment income            $  542,949   $  540,971   $  483,261
                                    ==========   ==========   ==========

     (b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2003, 2002 and 2001 are summarized below (in thousands):

                                          Years ended December 31,
                                    ------------------------------------
                                       2003         2002         2001
                                    ----------   ----------   ----------
Realized gains (losses) on
 investments:
Fixed maturities                    $    3,244   $  (89,412)  $   13,081
Equity securities                        1,156       (2,904)      17,722
Real estate                                 --         (648)      (1,522)
Mortgage loans                            (722)          --           --
Other long-term investments             (2,535)     (49,350)      26,197
                                    ----------   ----------   ----------
Realized gains (losses)             $    1,143   $ (142,314)  $   55,478
                                    ==========   ==========   ==========
Change in unrealized
 appreciation (depreciation)
 of investments:
Fixed maturities                    $  178,942   $  272,131   $   90,452
Equity securities                          654        2,181      (18,446)
Other long-term investments                 --           --      (69,416)
Deferred policy acquisition costs      (44,555)     (68,692)          --
Negative investment in minority
 interest                                 (165)         (55)          --
Derivative assets                       (6,381)     (15,017)       2,416
                                    ----------   ----------   ----------
Change in unrealized appreciation
 (depreciation) of investments      $  128,495   $  190,548   $    5,006
                                    ==========   ==========   ==========

          During 2003, 2002 and 2001, gross gains of $61,092,000, $67,334,000 and $84,375,000, respectively, and gross losses of $57,848,000, $156,746,000 and $71,294,000, respectively, were realized on dispositions of fixed maturities. The 2003, 2002 and 2001 losses include writedowns of $35,639,000, $82,854,000 and $24,800,000, respectively for certain securities available for sale, which experienced a decline in value that are deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

     ------------------------------------

          During 2003, 2002 and 2001, gross gains of $1,177,000, $465,000 and
          $17,722,000, respectively, and gross losses of $21,000, $3,369,000 and $0, respectively, were realized on dispositions of equity securities.

          The following table summarizes the gross unrealized losses and cost on investment securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003 (in thousands):

                                     Less than 12 months           12 Months or more                  Total
                                 ---------------------------   ---------------------------   ---------------------------
                                                 Unrealized                    Unrealized                    Unrealized
December 31, 2003                  Cost(a)         Losses        Cost(a)         Losses        Cost(a)         Losses
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Fixed maturities                 $     15,455   $      1,392   $    956,777   $     45,452   $    972,232   $     46,844

          (a)  For bonds, represents amortized cost

     (c)  Market Value of Fixed Maturities and Unrealized Appreciation of
          Investments: The amortized cost and estimated market values of investments in fixed maturities at December 31, 2003 and 2002 are as follows (in thousands):

                                                           Gross          Gross        Estimated
                                          Amortized      Unrealized     Unrealized       Market
2003                                         Cost          Gains          Losses         Value
--------------------------------------   ------------   ------------   ------------   ------------
Fixed maturities:
   U.S. Government and government
    agencies and authorities             $     84,724   $     18,337   $         19   $    103,042
   Foreign Governments                         25,664          2,450             --         28,114
   States, municipalities and
    political subdivisions                     41,841          7,748             --         49,589
   Mortgage-backed securities                 137,579          5,579          1,532        141,626
   All other corporate                      6,991,448        523,415         45,293      7,469,570
                                         ------------   ------------   ------------   ------------
Total fixed maturities                   $  7,281,256   $    557,529   $     46,844   $  7,791,941
                                         ============   ============   ============   ============
Equity securities                        $        994   $        658   $         --   $      1,652
                                         ============   ============   ============   ============

                                                           Gross          Gross        Estimated
                                          Amortized      Unrealized     Unrealized       Market
2002                                         Cost          Gains          Losses         Value
--------------------------------------   ------------   ------------   ------------   ------------
Fixed maturities:
   U.S. Government and government
    agencies and authorities             $     62,559   $     13,823   $          5   $     76,377
   Foreign Governments                         17,310          1,189              1         18,498
   States, municipalities and
    political subdivisions                    154,479         20,956             --        175,435
   Mortgage-backed securities                 979,866         69,388          1,868      1,047,386
   All other corporate                      5,868,561        398,024        169,763      6,096,822
                                         ------------   ------------   ------------   ------------
Total fixed maturities                   $  7,082,775   $    503,380   $    171,637   $  7,414,518
                                         ============   ============   ============   ============
Equity securities                        $      9,631   $         53   $         49   $      9,635
                                         ============   ============   ============   ============

     ------------------------------------

     (c) Market Value of Fixed Maturities and Unrealized Appreciation of Investments - (continued):

          The amortized cost and estimated market value of fixed maturities available for sale at December 31, 2003, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         Estimated
                                          Amortized        Market
                                            Cost           Value
                                         ------------   ------------
Fixed maturity securities, excluding
 mortgage-backed securities:
   Due in one year or less               $    272,001   $    276,813
   Due after one year through five
    years                                   1,139,964      1,209,095
   Due after five years through ten
    years                                   1,820,188      1,970,056
   Due after ten years                      3,911,524      4,194,350
Mortgage-backed securities                    137,579        141,627
                                         ------------   ------------
   Total fixed maturity securities       $  7,281,256   $  7,791,941
                                         ============   ============

     (d)  Net Unrealized Gains (Losses) on Fixed Maturities and Equity
          Securities: Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                             2003           2002           2001
                                         ------------   ------------   ------------
Gross unrealized gains                   $    558,187   $    503,433   $    212,644
Gross unrealized losses                       (46,844)      (171,686)      (155,209)
Deferred policy acquisition costs            (113,247)       (68,692)            --
Deferred income tax expense                  (135,183)       (89,325)       (20,102)
                                         ------------   ------------   ------------
   Net unrealized gains on securities    $    262,913   $    173,730   $     37,333
                                         ============   ============   ============

     (e) CMOs: CMOs are primarily U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2003 and 2002.

          At December 31, 2003, the gross weighted average coupon of this portfolio was 6.33.

     (f) Fixed Maturities Below Investment Grade: At December 31, 2003 and 2002, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $596,986,014 and $648,746,000, respectively, and an aggregate market value of $597,928,332 and $556,530,000, respectively.

     (g) Non-income Producing Assets: Non-income producing assets were insignificant.

     (h) Investments Greater than 10% of Equity: The market value of investments in the following companies exceeded 10% of the Company's total shareholder's equity at December 31, 2003 (in thousands).

          CWMBS, Inc.                      $    109,874
          Goldman Sachs                          92,862

     (i) Statutory Deposits: Securities with a carrying value of $6,520,968 and $4,155,589 were deposited by the Company under requirements of regulatory authorities as of December 31, 2003 and 2002, respectively.

     ------------------------------------

     (j) Mortgage Loans: At December 31, 2003, mortgage loans were collateralized by properties located in 8 geographic regions, with loans totaling approximately 33% of the aggregate carrying value of the portfolio secured by properties located in the Mid-Atlantic region, 17% by properties located in both the Pacific and West South Central regions and 12% by properties located in both the South Atlantic and New England regions. No more than 7% of the portfolio was secured by properties in any other region.

          At December 31, 2003, the type of property collateralizing the mortgage loan portfolio was approximately 30% for office, 17% for retail, 25% for residential, 7% for industrial and 16% for hotel/motel.

4.   Deferred Policy Acquisition Costs
     ---------------------------------

     The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                  Years ended December 31,
                                         ------------------------------------------
                                             2003           2002           2001
                                         ------------   ------------   ------------
Balance at beginning of year             $    173,205   $    198,453   $    165,349
Acquisition costs deferred                      4,713         59,400         60,106
Amortization charged to income                (47,455)       (15,160)       (26,358)
Effect of net unrealized gains/losses         (44,555)       (68,692)            --
Deferred policy acquisition costs
 transfer for terminated reinsurance               --           (796)          (644)
                                         ------------   ------------   ------------
Balance at end of year                   $     85,908   $    173,205   $    198,453
                                         ============   ============   ============

     For the years ended December 31, 2003 and 2002, the Company recorded an adjustment to deferred policy acquisition costs with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income. Similar adjustments have not been recorded prior to 2002, as the comparable amounts were not material to the deferred policy acquisition costs balance or equity.

     During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain group accident and health business. The Company released deferred policy acquisition costs totaling $796,000 recorded with respect to this treaty.

5.   Policyholder Contract Deposits and Future Policy Benefits
     ---------------------------------------------------------

     (a) The analysis of the future policy benefits and policyholder contract deposit liabilities at December 31, 2003 and 2002 follows (in thousands):

                                             2003           2002
                                         ------------   ------------
Policyholder contract deposits:
Annuities                                $  4,467,621   $  4,547,062
Guaranteed investment contracts (GICs)        393,674        436,758
Universal life                                112,732        111,579
Corporate owned life insurance                 32,516         30,904
Other investment contracts                     53,150         41,018
                                         ------------   ------------
                                         $  5,059,693   $  5,167,321
                                         ============   ============

     -----------------------------------------------------------------------

                                             2003           2002
                                         ------------   ------------
Future policy benefits:
Ordinary life                            $     19,951   $     39,631
Group life                                     23,304         18,825
Life contingent annuities                   1,150,861        967,828
Terminal funding                            1,121,810      1,122,367
Accident and health                            31,547         20,645
                                         ------------   ------------
                                         $  2,347,473   $  2,169,296
                                         ============   ============

     (b) The liability for policyholder contract deposits has been established based on the following assumptions:

          (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.25 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 0 percent to 6.0 percent grading to zero over a period of 0 to 7 years.

          (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 5.9 percent to 7.6 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

          (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2003 was 5.96 percent.

          (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.35 percent to 5.95 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 4.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

     (c) The liability for future policy benefits has been established based upon the following assumptions:

          (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 11.5 percent and grade to not less than 3.5 percent.

          (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 2.4 percent.

6.   Income Taxes
     ------------

     (a)  Income tax liabilities were as follows (in thousands):

                                           Years ended December 31,
                                         ---------------------------
                                             2003           2002
                                         ------------   ------------
Current tax receivables                  $    (29,720)  $     (5,769)
Deferred tax liabilities                       81,170         13,905
                                         ------------   ------------
   Income taxes payable                  $     51,450   $      8,136
                                         ============   ============

     -------------------------

     The components of deferred tax assets and liabilities were as follows (in thousands):

                                           Years ended December 31,
                                         ---------------------------
                                             2003           2002
                                         ------------   ------------
Deferred tax assets:
   Basis differential of investments     $     (3,037)  $     (8,738)
   Policy reserves                            (49,977)       (95,742)
   Other                                       (8,815)        (7,246)
                                         ------------   ------------
                                              (61,829)      (111,726)
                                         ------------   ------------
Deferred tax liabilities:
   Net unrealized gains on debt and
    equity securities available for
    sale                                 $    128,539   $     84,915
   Deferred policy acquisition costs           10,897         40,206
   Other                                        3,563            510
                                         ------------   ------------
                                              142,999        125,631
                                         ------------   ------------
Net deferred tax liabilities             $     81,170   $     13,905
                                         ============   ============

     (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2003, the Company had approximately $2,879,000 of policyholders' surplus on which no payment of federal income taxes will be required unless it is distributed as a dividend or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $1,007,650.

     (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate of 35% to pretax income as a result of the following differences (in thousands):

                                                  Years ended December 31,
                                         ------------------------------------------
                                             2003           2002           2001
                                         ------------   ------------   ------------
Income tax at statutory percentage
 of GAAP pretax income                   $     55,637   $    (10,854)  $     46,365
Prior year correction                            (549)          (495)            --
Other                                            (118)           187            215
                                         ------------   ------------   ------------
   Income tax expense (benefit)          $     54,970   $    (11,162)  $     46,580
                                         ============   ============   ============

     (d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 1999. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements.

          The Company has a written agreement with the Parent under which each subsidiary agrees to pay the Parent an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one

     -------------------------

          hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. The Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

7.   Commitments and Contingencies
     -----------------------------

          The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

          The Company had $25.8 million and $48.6 million of unfunded commitments for its investments in limited partnerships at December 31, 2003 and 2002, respectively.

8.   Derivative Financial Instruments
     --------------------------------

     (a)  Use of Derivative Financial Instruments:
          The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

          Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income in shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

     (b)  Interest Rate and Currency Swap Agreements:
          Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

          Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

          The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     -----------------------------------------------

          The fair values of swap agreements are recognized in the balance sheets if the hedged investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholder's equity, consistent with the treatment of the related investment security.

          For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

          Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

          Interest rate and currency swap agreements at December 31 were as follows (in millions):

Liability Swaps                              2003           2002
--------------------------------------   ------------   ------------
Interest rate swap agreements to
 receive float rate:
   Notional amount                       $        175   $        175
   Fair value                                      10             12

Asset Swaps
--------------------------------------
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)     $         30   $         47
   Fair value                                      (9)           (.5)
Currency swap agreements (receive U.S.
 dollars/pay Euro dollars):
   Notional amount (in U.S. dollars)     $          5             --
   Fair Value                                      (1)            --

     (c)  Credit and Market Risk:

          Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's results of operations or financial position.

          The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

9.   Fair Value of Financial Instruments
     -----------------------------------

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information. FASB 107 excludes certain financial instruments, including those related to investment contracts.

     --------------------------------------------------

          The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                            Fair          Carrying
2003                                        Value          Amount
--------------------------------------   ------------   ------------
Cash and short-term investments          $     96,210   $     96,210
Fixed maturities                            7,791,941      7,791,941
Equity securities                               1,652          1,652
Mortgage and policy loans                     466,478        406,123

Investment contracts                        4,947,379      4,861,294
Other long-term investments                    41,913         41,913
Assets and liabilities related to
 separate accounts                            216,087        216,087
Derivative liabilities                         19,448         19,448

                                            Fair          Carrying
2002                                        Value          Amount
--------------------------------------   ------------   ------------
Cash and short-term investments          $     32,277   $     32,277
Fixed maturities                            7,414,518      7,414,518
Equity securities                               9,635          9,635
Mortgage and policy loans                     438,250        376,522

Investment contracts                        5,142,571      4,983,820
Other long-term investments                    68,021         68,021
Assets and liabilities related to
 separate accounts                            196,146        196,146
Derivative liabilities                         12,602         12,602

     (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

          Fixed maturity securities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair values of policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

          Other long-term investments: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

     -------------------------------------------------

          Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

          Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

10.  Shareholder's Equity
     --------------------

     (a) The Company may not distribute dividends to its Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were no dividends paid in 2003 or 2002.

     (b) The Company received a cash capital contribution from its parent in the amount of $41 million in 2002.

11.  Employee Benefits
     -----------------

     (a) Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceed the plan assets at December 31, 2003 by $478 million.

     (b) The Parent applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of AIG. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG's common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. AIG has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FAS 123, "Accounting for Stock-Based Compensation" ("FAS 123"), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of AIG.

12.  Leases
     ------

     (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2003, the future minimum lease payments under operating leases were as follows (in thousands):

           Year                                       Payments
           --------------------                     ------------
           2004                                     $        235
           2005                                              195
           2006 and later years                               --
                                                    ------------
           Total                                    $        430
                                                    ============

     --------------------

          Rent expense approximated $609,000, $895,000 and $1,427,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

13.  Reinsurance
     -----------

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

          The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                                      Percentage
                                                                                                      of Amount
                                                                                                       Assumed
December 31, 2003                           Gross          Ceded         Assumed          Net           to Net
--------------------------------------   ------------   ------------   ------------   ------------   ------------
Life Insurance in Force                  $ 37,356,256   $    610,865   $  1,106,044   $ 37,851,435            2.9%
                                         ============   ============   ============   ============
Premiums and Other Considerations:
   Life                                  $    144,772   $      4,602   $      3,433   $    143,603            2.4%
   Accident and Health                         42,957         33,860            230          9,327            2.5%
   Annuity                                    237,875            397             --        237,478             --%
                                         ------------   ------------   ------------   ------------
Total Premiums                           $    425,604   $     38,859   $      3,663   $    390,408            0.9%
                                         ============   ============   ============   ============

                                                                                                      Percentage
                                                                                                      of Amount
                                                                                                       Assumed
December 31, 2002                           Gross          Ceded         Assumed          Net           to Net
--------------------------------------   ------------   ------------   ------------   ------------   ------------
Life Insurance in Force                  $ 37,923,271   $ 20,182,555   $ 20,540,957   $ 38,281,673           53.7%
                                         ============   ============   ============   ============
Premiums and Other Considerations:
   Life                                  $    125,430   $      2,759   $      1,857   $    124,528            1.5%
   Accident and Health                         36,095         28,786           (230)         7,079           (3.2%)
   Annuity                                     85,083            399             --         84,684             --%
                                         ------------   ------------   ------------   ------------
Total Premiums                           $    246,608   $     31,944   $      1,627   $    216,291            0.8%
                                         ============   ============   ============   ============

     -------------------------

                                                                                                      Percentage
                                                                                                      of Amount
                                                                                                       Assumed
December 31, 2001                           Gross          Ceded         Assumed          Net           to Net
--------------------------------------   ------------   ------------   ------------   ------------   ------------
Life Insurance in Force                  $ 38,290,767   $ 20,815,247   $ 21,274,270   $ 38,749,790           54.9%
                                         ============   ============   ============   ============
Premiums and Other Considerations:
   Life                                  $    110,567   $      2,911   $      1,297   $    108,953            1.2%
   Accident and Health                         27,368         13,050         25,370         39,688           63.9%
   Annuity                                    355,299            380             --        354,919             --
                                         ------------   ------------   ------------   ------------
Total Premiums                           $    493,234   $     16,341   $     26,667   $    503,560            5.3%
                                         ============   ============   ============   ============

     (b) The maximum amount retained on any one life by the Company is $2,500,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $25,960,000 and $8,431,000 respectively, for the years ended December 31, 2003 and 2002.

          The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.  Transactions with Related Parties
     ---------------------------------

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $17,809,000 and $2,397,000, respectively, for the year ended December 31, 2003. Premium income and commission ceded for 2002 amounted to $19,515,000 and $2,473,000, respectively. Premium income and commission ceded for 2001 amounted to $448,000 and $1,000, respectively. Premium income and commission expense assumed from affiliates aggregated $13,000 and $0, respectively, for 2003, compared to $95,000 and $3,000, respectively, for 2002, and $23,842,000 and
          $1,745,000, respectively, for 2001.

          In 2003, the Company commuted a ceded reinsurance treaty with Lexington Insurance Company that was fully offset by commuting an assumed reinsurance treaty with Metropolitan Life Insurance Company, resulting in no net impact to the Company's results of operations or financial position.

     (b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $11,399,000 in premiums relating to this business for 2003, $4,042,000 for 2002, and $6,056,000 for 2001.

     (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2003, 2002 and 2001, the Company was charged $10,589,000, $6,556,000 and $29,063,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $7,648,000 and $34,536,000, respectively, for costs incurred by the Company but attributable to affiliates.

     ----------------------------------------------

     (d) Effective January 1, 2002, the Company transferred a block of Group A&H business to National Union Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $15,700,000 as of December 31, 2001.

15.  Restructuring Charges
     ---------------------

          In connection with the Parent's merger with American General Corporation during 2001, the Company has incurred $3,500,000 in restructuring costs. These restructuring costs have been paid as of December 31, 2003.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial statements.

     (1) Audited Financial Statements of Variable Account A of American International Life Assurance Company of New York for the year ended December 31, 2003, are included in Part B of the registration statement.

     (2) Audited Financial Statements of American International Life Assurance Company of New York for the year ended December 31, 2003, are included in Part B of the registration statement.

(b)  Exhibits.

     (1) Certificate of Resolution for American International Life Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

     (2)    N/A

     (3)(a) Distribution Agreement between American International Life Assurance Company of New York and American General Equity Services Corporation, effective May 1, 2003. (3)

     (3)(b) Form of Selling Group Agreement. (6)

     (4)(a) Form of Single Premium Group Immediate Variable Annuity Nonparticipating Contract, Form No. 21GVIA1000. (5)

     (4)(b) Form of Single Premium Immediate Variable Annuity Nonparticipating Certificate of Coverage, Form No. 26GVIA1000. (5)

     (4)(c) Form of Certificate Schedule, Form No. 14EGAN403. (5)

     (4)(d) Form Endorsement - Partial Withdrawal Option, Form No. 26GVPW0403.
            (5)

     (4)(e) Form Endorsement - Cancellation Option, Form No. 24GVCO403. (5)

     (4)(f) Form Endorsement - Initial Allocation of Net Single Premium, Form No. 26GVMM403. (5)

     (5)        Form of Variable Annuity Enrollment Form, Form No. 24GVIA1000.
                (5)

     (6)(a) Amended and Restated Bylaws of American International Life Assurance Company of New York, adopted July 25, 2002. (3)

     (6)(b) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

     (6)(c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

     (6)(d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

     (6)(e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

     (6)(f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

     (6)(g) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

     (7)        N/A

     (8)(a)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (3)

     (8)(a)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated
                February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated May 21, 1975. (3)

     (8)(a)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated
                 February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated September 23, 1975. (3)

     (8)(a)(iv) Form of Addendum No. 6 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated June 9, 1981. (3)

     (8)(a)(v) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated December 30, 1998. (3)

     (8)(a)(vi) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002. (3)

     (8)(a)(vii) Form of Addendum No. 30 to Service and Expense Agreement dated
                 February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, LLC, effective January 1, 2002. (6)

     (8)(b)(i) Form of Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. dated December 27, 2001. (2)

     (8)(b)(ii) Form of Addendum to Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. (4)

     (8)(c) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York. (4)

     (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (5)

     (10)        Consent of Independent Accountants, PricewaterhouseCoopers LLP.
                 (Filed herewith)

     (11) N/A

     (12) N/A

--------------


(1) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 033-39170) of Variable Account A of American International Life Assurance Company of New York filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on December 28, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on April 24, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company filed on April 25, 2003.

(5) Incorporated by reference to the initial filing of Form N-4 Registration Statement (File No. 333-108724) of Variable Account A of American International Life Assurance Company filed on September 12, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company filed on April 28, 2003.

Item 25.  Directors and Officers of the Depositor

                                        Positions and Offices with Depositor
Name and Principal                      American International Life Assurance Company
 Business Address                       of New York
------------------                      ---------------------------------------------
Rodney O. Martin, Jr.                   Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

                                        Positions and Offices with Depositor
Name and Principal                      American International Life Assurance Company
 Business Address                       of New York
------------------                      ---------------------------------------------
M. Bernard Aidinoff                     Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004


David J. Dietz                          Director, President and Chief Executive Officer
830 Third Avenue
New York, NY 10022


Marion E. Fajen                         Director
5608 N. Water Bury Rd.
Des Moines, IA 50312


Patrick J. Foley                        Director
569 N. Country Club Dr.
Lake Worth, FL 33462


Cecil C. Gamwell, III                   Director
419 W. Beach Rd.
Charleston, RI 02813


Jack R. Harnes                          Director
70 Pine Street
New York, NY 10270


David L. Herzog                         Director
2929 Allen Parkway
Houston, TX 77019


John I. Howell                          Director
Indian Rock Corp.
263 Glenville Rd., 2nd Fl.
Greenwich, CT 06831


Donald P. Kanak, Jr.                    Director
70 Pine Street
New York, NY 10270

Name and Principal        Position and Offices with Depositor
 Business Address         American International Life Assurance Company of New York
-------------------       ---------------------------------------------------------
William M. Keeler         Director, President - Group Benefits & Financial Institutions
3600 Route 66             Profit Center and Chief Executive Officer - Group Benefits &
Neptune, NJ 07754         Financial Institutions Profit Center

Nicholas A. O'Kulich      Director and Vice Chairman of the Board of Directors
70 Pine Street
New York, NY 10270

Ernest T. Patrikis        Director
70 Pine Street
New York, NY 10270

Gary D. Reddick           Director and Chief Administrative Officer
2929 Allen Parkway
Houston, TX 77019

Martin J. Sullivan        Director
70 Pine Street
New York, NY 10270

Christopher J. Swift      Director, Chief Financial Officer & Executive Vice President
2929 Allen Parkway
Houston, TX 77019

Thomas L. Booker          President - Structured Settlements/SPIA Profit Center
2727 Allen Parkway
Houston, TX 77019

Anne E. Bossi             Executive Vice President
3600 Route 66
Neptune, NJ 07754-1580

James A. Galli            Executive Vice President
830 Third Avenue
New York, NY 10022

Paul L. Mistretta         Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

Name and Principal        Position and Offices with Depositor
 Business Address         American International Life Assurance Company of New York
-------------------       ---------------------------------------------------------
David R. Armstrong        Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Erik A. Baden             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Wayne A. Barnard          Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein       Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi          Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Jeffrey H. Carlson        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Phillip L. Chapman        Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Larry A. Compton          Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Robert M. Goldbloom       Senior Vice President
70 Pine Street
New York, NY 10270

William F. Guterding      Senior Vice President
830 3rd Avenue
New York, NY 10022

Name and Principal        Position and Offices with Depositor
 Business Address         American International Life Assurance Company of New York
-------------------       ---------------------------------------------------------
Robert F. Herbert, Jr.    Senior Vice President, Treasurer and Comptroller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel         Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings          Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson         Senior Vice President
2929 Allen Parkway
Houston, TX 77019

William J. Leary          Senior Vice President
3600 Route 66
Neptune, NJ 07754

Simon J. Leech            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash           Senior Vice President
3600 Route 66
Neptune, NJ 07754

Mark R. McGuire           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Terence McSweeney         Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Laura W. Milazzo          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal        Position and Offices with Depositor
 Business Address         American International Life Assurance Company of New York
-------------------       ---------------------------------------------------------
A. Hasan Qureshi          Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

James P. Steele           Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele          Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert D. Stuchiner       Senior Vice President
830 3rd Avenue
New York, NY 10022

James M. Sweeney          Senior Vice President
3600 Route 66
Neptune, NJ 07754

Alfred M. Thome           Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Edward F. Bacon           Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel            Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski       Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen         Vice President
2727-A Allen Parkway
Houston, TX 77019

Name and Principal        Position and Offices with Depositor
 Business Address         American International Life Assurance Company of New York
-------------------       ---------------------------------------------------------
Robert W. Busby           Vice President
3600 Route 66
Neptune, NJ 07754-1580

Joseph S. Cella           Vice President
70 Pine Street
New York, NY 10270

Robert W. Chesner         Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi       Vice President
2727-A Allen Parkway
Houston, TX 77019

Kevin P. Fitzpatrick      Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard L. Gravette       Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer      Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Joel H. Hammer            Vice President
1 Chase Manhattan Place
New York, NY 10005

Neal C. Hasty             Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Thomas M. Hoffman         Vice President
70 Pine Street
New York, NY 10270

                                     Positions and Offices with Depositor
Name and Principal                   American International Life Assurance
Business Address                     Company of New York
-----------------------------------  -------------------------------------------

Keith C. Honig                       Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

David S. Jorgensen                   Vice President
2727-A Allen Parkway
Houston, TX 77019

Gary J. Kleinman                     Vice President
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel                    Vice President
3600 Route 66
Neptune, NJ 07754

David S. Martin                      Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                        Vice President
2929 Allen Parkway
Houston, TX 77019

Gordon S. Massie                     Vice President
2929 Allen Parkway
Houston, TX 77019

Richard D. McFarland                 Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard A. Mercante                  Vice President
175 Water Street
New York, NY 10038

Deanna Osmonson                      Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

                                     Positions and Offices with Depositor
Name and Principal                   American International Life Assurance
Business Address                     Company of New York
----------------------------------   ------------------------------------------

Rembert R. Owen, Jr.                 Vice President
2929 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen                  Vice President
2727 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben                   Vice President
1 Franklin Square
Springfield, IL 62713

Kristin E. Sather                    Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott                     Vice President
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires                       Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard P. Vegh                      Vice President
3600 Route 66
Neptune, NJ 07754

Kenneth D. Walma                     Vice President
3600 Route 66
Neptune, NJ 07754

Susan J. Wilhite                     Vice President
One Woodfield Lake
Schaumberg, IL 60173

Elizabeth M. Tuck                    Secretary
70 Pine Street
New York, NY 10270

                                     Positions and Offices with Depositor
Name and Principal                   American International Life Assurance
Business Address                     Company of New York
-----------------------------------  -------------------------------------------

Lauren W. Jones                      Assistant Secretary
2929 Allen Parkway
Houston, TX 77019


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 26.

                               SUBSIDIARIES OF AIG

                                                                              % of Voting
                                                                               Securities
                                                                                Owned by
                                                            Jurisdiction of        its
                                                            Incorporation      Immediate
                                                            or Organization    Parent(2)
                                                            ---------------    ---------
American International Group, Inc. (1) ..................          Delaware            (3)
  AIG Aviation, Inc. ....................................           Georgia           100%
  AIG Bulgaria Insurance and Reinsurance Company EAD ....          Bulgaria           100%
  AIG Capital Corporation ...............................          Delaware           100%
     AIG Consumer Finance Group, Inc ....................          Delaware           100%
       AIG Bank Polska S.A ..............................            Poland         97.23%
       AIG Credit S.A ...................................            Poland            80%
       Compania Financiera Argentina S.A ................         Argentina          92.7%
     AIG Global Asset Management Holdings Corp ..........          Delaware           100%
       AIG Capital Partners, Inc ........................          Delaware           100%
       AIG Global Investment Corp. ......................        New Jersey           100%
       John McStay Investment Counsel, L.P ..............             Texas         82.84%
     International Lease Finance Corporation ............        California         64.85% (4)
  AIG Claim Services, Inc ...............................          Delaware           100%
  A1G Credit Corp .......................................          Delaware           100%
     A.I. Credit Corp ...................................     New Hampshire           100%
     Imperial Premium Finance, Inc ......................        California           100%
     Imperial Premium Finance, Inc ......................          Delaware           100%
  AIG Equity Sales Corp .................................          New York           100%
  AIG Federal Savings Bank ..............................          Delaware           100%
  AIG Finance Holdings, Inc. ............................          New York           100%
     AIG Finance (Hong Kong) Limited ....................         Hong Kong           100%
  AIG Financial Advisor Services, Inc. ..................          Delaware           100%
     AIG Financial Advisor Services (Europe), S.A. ......        Luxembourg           100%
  AIG Financial Products Corp. ..........................          Delaware           100%
     AIG Matched Funding Corp. ..........................          Delaware           100%
     BanqueAlG ..........................................            France            90% (5)
  AIG Funding, Inc. .....................................          Delaware           100%

                                                                                % of Voting
                                                                                Securities
                                                                                 Owned by
                                                               Jurisdiction of      its
                                                                Incorporation    Immediate
                                                               or Organization   Parent(2)
                                                               ---------------   ---------
  AIG Global Real Estate Investment Corp. ..................          Delaware          100%
  AIG Global Trade & Political Risk Insurance Company ......        New Jersey          100%
  A.I.G. Golden Insurance Ltd. .............................            Israel        50.01%
  AIG Life Insurance Company ...............................          Delaware           79% (6)
  AIG Life Insurance Company of Canada .....................            Canada          100%
  AIG Life Insurance Company of Puerto Rico ................       Puerto Rico          100%
  AIG Marketing, Inc. ......................................          Delaware          100%
  AIG Memsa, Inc. ..........................................          Delaware          100%
     Tata AIG General Insurance Company Limited. ...........             India           26%
  AIG Private Bank Ltd. ....................................       Switzerland          100%
  AIG Retirement Services, Inc. ............................          Delaware          100% (7)
     SunAmerica Life Insurance Company .....................           Arizona          100%
       SunAmerica Investments, Inc. ........................           Georgia           70% (8)
          AIG Advisor Group, Inc. ..........................          Maryland          100%
            Advantage Capital Corporation ..................          New York          100%
            FSC Securities Corporation .....................          Delaware          100%
            Sentra Securities Corporation ..................        California          100%
            Spelman & Co., Inc. ............................        California          100%
            SunAmerica Securities, Inc. ....................          Delaware          100%
          AIG SunAmerica Life Assurance Company. ...........           Arizona          100% (9)
          Saamsun Holdings Corp. ...........................          Delaware          100%
            SAM Holdings Corporation .......................        California          100%
               AIG SunAmerica Asset Management Corp. .......          Delaware          100%
               AIG SunAmerica Capital Services. Inc. .......          Delaware          100%
            Sun Royal Holdings Corporation .................        California          100%
     Royal Alliance Associates, Inc. .......................          Delaware          100%
  First SunAmerica Life Insurance Company. .................          New York          100%
AIG Risk Management, Inc. ..................................          New York          100%
AIG Technologies, Inc. .....................................     New Hampshire          100%
AIGTI, Inc. ................................................          Delaware          100%
AIG Trading Group Inc. .....................................          Delaware          100%
  AIG International, Inc. ..................................          Delaware          100%
AIU Insurance Company ......................................          New York           52% (10)
AIU North America, Inc. ....................................          New York          100%
American General Corporation ...............................             Texas          100%
  American General Bancassurance Services, Inc. ............          Illinois          100%
  AGC Life Insurance Company ...............................          Missouri          100%
     AIG Assurance Canada ..................................            Canada          100% (11)
     AIG Life of Bermuda, Ltd. .............................           Bermuda          100%
     American General Life and Accident Insurance Company ..         Tennessee          100%
     American General Life Insurance Company ...............             Texas          100%
       American General Annuity Service Corporation ........             Texas          100%
       AIG Enterprise Services, LLC. .......................          Delaware          100%
       American General Equity Services Corporation ........          Delaware          100%
       American General Life Companies, LLC. ...............          Delaware          100%
       The Variable Annuity Life Insurance Company .........             Texas         100%

                              SUBSIDIARIES OF AIG

                                                                                              % of Voting
                                                                                               Securities
                                                                                                 Owned by
                                                                          Jurisdiction of             its
                                                                            Incorporation       Immediate
                                                                          or Organization        Parent(2)
                                                                         ----------------    ------------
          VALIC Retirement Services Company .............................           Texas          100%
          VALIC Trust Company ...........................................           Texas          100%
     American General Property Insurance Company ........................       Tennessee        51.85%(12)
       American General Property Insurance Company of Florida ...........         Florida          100%
     AIG Annuity Insurance Company ......................................           Texas          100%
     The United States Life Insurance Company in the City of New York ...        New York          100%
  American General Finance, Inc. ........................................         Indiana          100%
     AGF Investment Corp. ...............................................         Indiana          100%
     American General Auto Finance, Inc. ................................        Delaware          100%
     American General Finance Corporation. ..............................         Indiana          100%
       Crossroads Mortgage, Inc. ........................................       Tennessee          100%
       ENM, Inc. ........................................................       Tennessee          100%
       MorEquity, Inc. ..................................................          Nevada          100%
          Wilmington Finance, Inc. ......................................        Delaware          100%
       Merit Life Insurance Co. .........................................         Indiana          100%
       Yosemite Insurance Company .......................................         Indiana          100%
          CommoLoCo, Inc. ...............................................     Puerto Rico          100%
       American General Financial Services of Alabama, Inc. .............         Alabama          100%
       HSA Residential Mortgage Services of Texas, Inc. .................        Delaware          100%
     American General Investment Management Corporation .................        Delaware          100%
     American General Realty Investment Corporation .....................           Texas          100%
     American General Assurance Company .................................        Illinois          100%
          American General Indemnity Company ............................        Illinois          100%
          USLIFE Credit Life Insurance Company of Arizona ...............         Arizona          100%
       Knickerbocker Corporation ........................................           Texas          100%
American Home Assurance Company .........................................        New York          100%
  AIG Hawaii Insurance Company, Inc. ....................................          Hawaii          100%
     American Pacific Insurance Company, Inc. ...........................          Hawaii          100%
  American International Insurance Company ..............................        New York          100%
     American International Insurance Company of California, Inc. .......      California          100%
     American International Insurance Company of New Jersey .............      New Jersey          100%
     Minnesota Insurance Company ........................................       Minnesota          100%
     American International Realty Corp. ................................        Delaware         31.5%(13)
     Pine Street Real Estate Holdings Corp. .............................   New Hampshire        31.47%(13)
     Transatlantic Holdings, Inc. .......................................        Delaware        33.61%(14)
       Transatlantic Reinsurance Company ................................        New York          100%
          Putnam Reinsurance Company ....................................        New York          100%
          Trans Re Zurich ...............................................     Switzerland          100%
American International Insurance Company of Delaware ....................        Delaware          100%
American International Life Assurance Company of New York ...............        New York        77.52%(15)
American International Reinsurance Company, Ltd. ........................         Bermuda          100%
  AIG Edison Life Insurance Company .....................................           Japan           90%(16)
  American International Assurance Company, Limited .....................       Hong Kong          100%
     American International Assurance Company (Australia) Limited .......       Australia          100%
  American International Assurance Company (Bermuda) Limited ............         Bermuda          100%
     American International Assurance Co. (Vietnam) Limited .............         Vietnam          100%

                              SUBSIDIARIES OF AIG

                                                                                                             % of Voting
                                                                                                              Securities
                                                                                                                Owned by
                                                                                        Jurisdiction of              its
                                                                                          Incorporation        Immediate
                                                                                        or Organization        Parent(2)
                                                                                        ---------------        ---------
     Tata AIG Life Insurance Company Limited ..........................................        India                 26%
  Nan Shan Life Insurance Company, Ltd. ...............................................       Taiwan                 95%
American International Underwriters Corporation .......................................     New York                100%
American International Underwriters Overseas, Ltd. ....................................      Bermuda                100%
  AIG Europe (Ireland) Limited ........................................................      Ireland                100%
  AIG Europe (U.K.) Limited ...........................................................      England                100%
  AIG Brasil Companhia de Seguros .....................................................       Brazil                 50%
  Universal Insurance Co., Ltd. .......................................................     Thailand                100%
  La Seguridad de Centroamerica, Compania de Seguros S.A ..............................    Guatemala                100%
  American International Insurance Company of Puerto Rico .............................  Puerto Rico                100%
  A.I.G. Colombia Seguros Generales S.A  ..............................................     Colombia                100%
  American International Underwriters GmBH ............................................      Germany                100%
  Underwriters Adjustment Company, Inc. ...............................................       Panama                100%
  American Life Insurance Company .....................................................     Delaware                100%
     AIG Life (Bulgaria) Z.D. A.D .....................................................     Bulgaria                100%
     ALICO, S.A .......................................................................       France                100%
     American Life Insurance Company (Kenya) Limited ..................................        Kenya              66.67%
     Pharaonic American Life Insurance Company ........................................        Egypt              71.63%
  AIG Life Insurance Company (Switzerland) Ltd. .......................................  Switzerland                100%
  American Security Life Insurance Company, Ltd. ...................................... Lichtenstein                100%
  Birmingham Fire Insurance Company of Pennsylvania ................................... Pennsylvania                100%
  China America Insurance Company, Ltd. ...............................................     Delaware                 50%
  Commerce and Industry Insurance Company .............................................     New York                100%
  Commerce and Industry Insurance Company of Canada ...................................      Ontario                100%
  Delaware American Life Insurance Company ............................................     Delaware                100%
  Hawaii Insurance Consultants, Ltd. ..................................................       Hawaii                100%
  HSB Group, Inc. .....................................................................     Delaware                100%
     The Hartford Steam Boiler Inspection and Insurance Company .......................  Connecticut                100%
       The Allen Insurance Company, Ltd. ..............................................      Bermuda                100%
       The Hartford Steam Boiler Inspection and Insurance Company of Connecticut ......  Connecticut                100%
       HSB Engineering Insurance Limited ..............................................      England                100%
          The Boiler Inspection and Insurance Company of Canada .......................       Canada                100%
  The Insurance Company of the State of Pennsylvania .................................. Pennsylvania                100%
  Landmark Insurance Company ..........................................................   California                100%
  Mt. Mansfield Company, Inc. .........................................................      Vermont                100%
National Union Fire Insurance Company of Pittsburgh, Pa ............................... Pennsylvania                100%
  American International Specialty Lines Insurance Company ............................       Alaska                 70%(17)
  Lexington Insurance Company .........................................................     Delaware                 70%(17)
     GE Property & Casualty Insurance Company ......................................... Pennsylvania                100%
       GE Casualty Insurance Company .................................................. Pennsylvania                100%
          GE Indemnity Insurance Company .............................................. Pennsylvania                100%
       GE Auto & Home Assurance Company ............................................... Pennsylvania                100%
       Bayside Casualty Insurance Company .............................................   New Jersey                100%
     JI Accident & Fire Insurance Co. Ltd. ............................................        Japan                 50%
  National Union Fire Insurance Company of Louisiana ..................................    Louisiana                100%
  National Union Fire Insurance Company of Vermont ....................................      Vermont                100%

                               SUBSIDIARIES OF AIG

                                                                                                 % of Voting
                                                                                                  Securities
                                                                                                    Owned by
                                                                              Jurisdiction of            its
                                                                                Incorporation      Immediate
                                                                              or Organization       Parent(2)
                                                                              ---------------       ---------
  21st Century Insurance Group..............................................       California          33.03%(18)
    21st Century Insurance Company..........................................       California            100%
     21st Century Casualty Company..........................................       California            100%
     21st Century Insurance Company of Arizona..............................          Arizona            100%
  Starr Excess Liability Insurance Company, Ltd.............................         Delaware            100%
     Starr Excess Liability Insurance International Ltd.....................          Ireland            100%
NHIG Holding Corp...........................................................         Delaware            100%
  Audubon Insurance Company.................................................        Louisiana            100%
     Audubon Indemnity Company .............................................      Mississippi            100%
     Agency Management Corporation..........................................        Louisiana            100%
       The Gulf Agency, Inc.................................................          Alabama            100%
  New Hampshire Insurance Company...........................................     Pennsylvania            100%
     AIG Europe, S.A........................................................           France            (19)
     AI Network Corporation.................................................         Delaware            100%
     American International Pacific Insurance Company.......................         Colorado            100%
     American International South Insurance Company.........................     Pennsylvania            100%
     Granite State Insurance Company........................................     Pennsylvania            100%
     New Hampshire Indemnity Company, Inc...................................     Pennsylvania            100%
     AIG National Insurance Company, Inc....................................         New York            100%
     Illinois National Insurance Co.........................................         Illinois            100%
     New Hampshire Insurance Services, Inc..................................    New Hampshire            100%
  AIG Star Life Insurance Co., Ltd..........................................            Japan            100%
Pharaonic Insurance Company, S.A.E..........................................            Egypt          89.98%
The Philippine American Life and General Insurance Company .................      Philippines          99.78%
  Pacific Union Assurance Company...........................................       California            100%
  Philam Equitable Life Assurance Company, Inc..............................      Philippines          95.31%
  The Philippine American General Insurance Company, Inc....................      Philippines            100%
     Philam Insurance Company, Inc..........................................      Philippines            100%
Risk Specialist Companies, Inc..............................................         Delaware            100%
United Guaranty Corporation ................................................   North Carolina          36.3l%(20)
  United Guaranty Insurance Company.........................................   North Carolina            100%
  United Guaranty Mortgage Insurance Company ...............................   North Carolina            100%
  United Guaranty Mortgage Insurance Company of North Carolina..............   North Carolina            100%
  United Guaranty Partners Insurance Company ...............................          Vermont             80%
  United Guaranty Residential Insurance Company of North Carolina...........   North Carolina            100%
  United Guaranty Residential Insurance Company.............................   North Carolina          75.03%(21)
     United Guaranty Commercial Insurance Company of North Carolina. .......   North Carolina            100%
     United Guaranty Mortgage Indemnity Company ............................   North Carolina            100%
     United Guaranty Credit Insurance Company ..............................   North Carolina            100%
  United Guaranty Services, Inc.............................................   North Carolina            100%

----------

     (1) All subsidiaries listed are consolidated in the accompanying financial statements. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
     (2)  Percentages include directors' qualifing shares.

(3) The common stock is owned approximately 11.9 percent by Starr International Company, Inc., 1.8 percent by C. V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Formerly known as AIG SunAmerica Inc.
(8)  Also owned 30 percent by AIG Retirement Services. Inc.
(9)  Formerly known as Anchor National Life Insurance Company.
(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and 8 percent by Birmingham Fire Insurance Company of Pennsylvania.
(11) Indirect wholly-owned subsidiary.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned 26.06 percent by AIG.
(15) Also owned 22.48 percent by American Home Assurance Company.
(16) Also owned 10 percent by a subsidiary of American Life Insurance Company.
(17) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and 10 percent by Birmingham Fire Insurance Company of Pennsylvania.
(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(19) 100 percent to be held with other AIG companies.
(20) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
(21) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of AIG Life Insurance Company (Depositor).

Item 27.  Number of Contractowners

As of April 1, 2004, there was one owner of a contract of the class covered by this registration statement, zero qualified contracts and one non-qualified contract.

Item 28.  Indemnification

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 29.  Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account B of American International Life Assurance Company of New York, which offers interests in flexible premium life insurance policies.

     American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American International Life Assurance Company of New York affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal               Positions and Offices with Underwriter
 Business Address                American General Equity Services Corporation
 ----------------                --------------------------------------------

Rodney O. Martin, Jr.            Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

J. Andrew Kalbaugh               President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire                  Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis               Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                  Director
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.           Vice President
2727-A Allen Parkway
Houston, TX 77019

Kathy L. Keith                   Vice President
#1 Franklin Square
Springfield, IL 62713

Lucille S. Martinez              Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

 Name and Principal                  Positions and Offices with Underwriter
  Business Address                American General Equity Services Corporation
--------------------              --------------------------------------------

Deborah Langel                    Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Cindy Phillips                    Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck                 Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski            Tax Officer
70 Pine Street
New York, NY 10270

Steven A. Glover                  Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones                   Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming                   Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore                  Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                    Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

Name of Principal      Net Underwriting    Compensation on     Brokerage       Compensation
Underwriter            Discounts and       Redemption          Commissions
                       Commissions
American General            0                 0                    0                 0
Equity Services
Corporation

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American International Life Assurance Company of New York at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

AI Life represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AI Life.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account A of American International Life Assurance Company of New York, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 27th day of April, 2004.

                                       VARIABLE ACCOUNT A OF AMERICAN
                                       INTERNATIONAL LIFE ASSURANCE COMPANY
                                       OF NEW YORK
                                       (Registrant)

                                  BY:  AMERICAN INTERNATIONAL LIFE ASSURANCE
                                       COMPANY OF NEW YORK
                                       (On behalf of the Registrant and itself)


                                  BY:  /s/ ROBERT F. HERBERT, JR.
                                       --------------------------
                                       Robert F. Herbert, Jr.
                                       Senior Vice President, Treasurer
                                         and Comptroller

[SEAL]

ATTEST:  /s/ LAUREN W. JONES
         --------------------
         Lauren W. Jones
         Assistant Secretary

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                        Title                        Date
---------                        ----                         ----

/s/ RODNEY O. MARTIN, JR.        Director and Chairman        April 27, 2004
-------------------------
Rodney O. Martin, Jr.


/s/ DAVID J. DIETZ               Director, President and      April 27, 2004
------------------               Chief Executive Officer
David J. Dietz


/s/ CHRISTOPHER J. SWIFT         Director and Chief           April 27, 2004
------------------------         Financial Officer
Christopher J. Swift


/s/ M. BERNARD AIDINOFF          Director                     April 27, 2004
-----------------------
M. Bernard Aidinoff


/s/ MARION E. FAJEN              Director                     April 27, 2004
-------------------
Marion E. Fajen


/s/ PATRICK J. FOLEY             Director                     April 27, 2004
--------------------
Patrick J. Foley

/s/ CECIL C. GAMWELL             Director                     April 27, 2004
---------------------
Cecil C. Gamwell, III


/s/ JACK R. HARNES               Director                     April 27, 2004
------------------
Jack R. Harnes

Signature                        Title                        Date
---------                        -----                        ----

/s/ DAVID L. HERZOG              Director                     April 27, 2004
-------------------
David L. Herzog


/s/ JOHN I. HOWELL               Director                     April 27, 2004
------------------
John I. Howell


/s/ DONALD P. KANAK, JR.         Director                     April 27, 2004
------------------------
Donald P. Kanak, Jr.


/s/ WILLIAM M. KEELER            Director                     April 27, 2004
---------------------
William M. Keeler


__________________________       Director                     April ___, 2004
Nicholas A. O'Kulich


/s/ ERNEST T. PATRIKIS           Director                     April 27, 2004
----------------------
Ernest T. Patrikis


/s/ GARY D. REDDICK              Director                     April 27, 2004
-------------------
Gary D. Reddick


/s/ MARTIN J. SULLIVAN           Director                     April 27, 2004
----------------------
Martin J. Sullivan

                                  EXHIBIT INDEX

Item 24.  Exhibits

     (10)       Consent of Independent Accountants, PricewaterhouseCoopers LLP.

                                      E-1